As filed with the Securities and Exchange Commission on March 14, 2024

Securities Act File No. [     ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. [ ]

MAINSTAY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

(800) 624-6782

(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.

MainStay Funds Trust

30 Hudson Street

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

With copies to:

Thomas C. Bogle, Esq.

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on April 13, 2024, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I and Class Z shares of MainStay MacKay Strategic Municipal Allocation Fund, a series of the Registrant.

AQUILA MUNICIPAL TRUST

Aquila Churchill Tax-Free Fund of Kentucky

Aquila Narragansett Tax-Free Income Fund

120 West 45th Street, Suite 3600

New York, New York 10036

April [ ], 2024

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Aquila Churchill Tax-Free Fund of Kentucky (the “Aquila Kentucky Fund”) and Aquila Narragansett Tax-Free Income Fund (the “Aquila Narragansett Fund”) (each, an “Acquired Fund” and together, the “Acquired Funds”), each a series of Aquila Municipal Trust (the “Trust”), we are pleased to invite you to a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of the Acquired Funds. The Special Meeting is scheduled to be held on June 17, 2024, at 2:00 p.m., local time, at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178.

At the Special Meeting, as a shareholder of the Aquila Kentucky Fund and/or the Aquila Narragansett Fund, you will be asked to consider and vote on one or more of the following proposals:

1)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Kentucky Fund to MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Aquila Kentucky Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Kentucky Fund (the “Aquila Kentucky Reorganization”); and

2)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Narragansett Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Aquila Narragansett Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Narragansett Fund (the “Aquila Narragansett Reorganization”); and

3)	To transact such other business as may properly come before the Special Meeting.

The Aquila Kentucky Fund Reorganization and Aquila Narragansett Fund Reorganization may hereinafter be referred to collectively as the “Reorganizations.”

The Acquiring Fund is managed by New York Life Investment Management LLC and subadvised by MacKay Shields LLC (“MacKay”). The Acquired Funds are managed by Aquila Investment Management LLC and Aquila Narragansett Fund is subadvised by Clarfeld Financial Advisors, LLC (“Clarfeld”), a wholly-owned subsidiary of Citizens Bank, N.A. The Aquila Kentucky Fund does not have a subadvisor.

If the Reorganizations take place, you will become a shareholder of the Acquiring Fund. Only shareholders of the Aquila Kentucky Fund will vote on the Aquila Kentucky Fund Reorganization and only shareholders of Aquila Narragansett Fund will vote on the Aquila Narragansett Fund Reorganization. Each Reorganization is not contingent on the approval of the other Reorganization, although there are certain other preconditions to the closing of the respective Reorganizations.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganizations are discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully.

The Board recommends that you vote “FOR” the Reorganizations.

Your vote is important, regardless of the number of shares of the Aquila Kentucky Fund and/or the Aquila Narragansett Fund you own. Whether or not you expect to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone. It is important that your vote be received no later than 11:59 p.m. ET on June 16, 2024.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Diana P. Herrmann, President

AQUILA MUNICIPAL TRUST

Aquila Churchill Tax-Free Fund of Kentucky

Aquila Narragansett Tax-Free Income Fund

120 West 45th Street, Suite 3600

New York, New York 10036

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 17, 2024

NOTICE IS HEREBY GIVEN THAT a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Aquila Churchill Tax-Free Fund of Kentucky (the “Aquila Kentucky Fund”) and Aquila Narragansett Tax-Free Income Fund (the “Aquila Narragansett Fund”) (each, an “Acquired Fund” and together, the “Acquired Funds”), each a series of Aquila Municipal Trust, are scheduled to be held on June 17, 2024, at 2:00 p.m., local time, at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178 to consider and vote on one or more of the following proposals:

1)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Kentucky Fund to MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Aquila Kentucky Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Kentucky Fund (the “Aquila Kentucky Reorganization”); and

2)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Narragansett Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Aquila Narragansett Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Narragansett Fund (the “Aquila Narragansett Reorganization”); and

3)	To transact such other business as may properly come before the Special Meeting.

The Aquila Kentucky Fund Reorganization and Aquila Narragansett Fund Reorganization may hereinafter be referred to collectively as the “Reorganizations.”

If the Reorganizations take place, you will become a shareholder of the Acquiring Fund. Only shareholders of the Aquila Kentucky Fund will vote on the Aquila Kentucky Fund Reorganization and only shareholders of Aquila Narragansett Fund will vote on the Aquila Narragansett Fund Reorganization. Each Reorganization is not contingent on the approval of the other Reorganization, although there are certain other preconditions to the closing of the respective Reorganizations.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganizations.

The Board of Trustees of the Acquired Funds recommends that you vote “FOR” the Reorganizations.

Shareholders of record as of the close of business on March 29, 2024 are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign and return the enclosed proxy card by 11:59 p.m. ET on June 16, 2024, or follow the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone to help achieve a quorum and so that a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised proxy card, by giving written notice of revocation to the Acquired Fund(s) or by voting in person at the Special Meeting.

By Order of the Board of Trustees of Aquila Municipal Trust,

/s/ Diana P. Herrmann, President

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

We recommend that you read the complete Proxy Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the proposal described in this Proxy Statement/Prospectus.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve an Agreement and Plan of Reorganization for the Aquila Kentucky Reorganization and/or an Agreement and Plan of Reorganization for the Aquila Narragansett Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”) providing for the transfer of the assets of your Acquired Fund, a series of Aquila Municipal Trust, to the Acquiring Fund, a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of your Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of your Acquired Fund. The Acquiring Fund and the Acquired Funds may be referred to together in this Proxy Statement/Prospectus as the “Funds.”

As described more fully in this Proxy Statement/Prospectus, the Acquiring Fund is a series of MainStay Funds Trust and is managed by New York Life Investment Management LLC (“New York Life Investments”), an indirect wholly-owned subsidiary of New York Life Insurance Company. Also, upon completion of a Reorganization, MacKay Shields LLC (“MacKay”) will continue to provide day-to-day portfolio management responsibilities for the Acquiring Fund, under the supervision of New York Life Investments, pursuant to a subadvisory agreement with New York Life Investments. Aquila Investment Management LLC (“Aquila”) currently serves as the investment adviser for the Acquired Funds and will not serve as the investment adviser for an Acquiring Fund upon completion of the Aquila Kentucky Reorganization and/or Aquila Narragansett Reorganization, as applicable. Clarfeld Financial Advisors, LLC (“Clarfeld”), a wholly-owned subsidiary of Citizens Bank, N.A., currently serves as the investment subadvisor for the Aquila Narragansett Fund, and will not serve as the subadvisor for the Acquiring Fund upon completion of the Aquila Narragansett Reorganization.

New York Life Investments or its affiliates will continue to provide distribution and administrative services to the Acquiring Fund, among other services, in addition to supervising the day-to-day portfolio management activities of MacKay. For more information regarding New York Life Investments, MacKay, Aquila and Clarfeld, please see “Information About Management of the Funds” in the Proxy Statement/Prospectus.

Q. Why are the Reorganizations being proposed?

A. Aquila, the investment adviser for the Acquired Funds, has agreed to sell assets used in its investment advisory business relating to the Acquired Funds to New York Life Investments, subject to shareholder approval of the Reorganizations, among other conditions. New York Life Investments serves as investment adviser of the Acquiring Fund and MacKay serves as investment subadvisor to the Acquiring Fund. As further described in the attached Proxy Statement/Prospectus, there are certain important differences between the investment objectives and principal investment strategies of each Acquired Fund and the Acquiring Fund, and the Acquiring Fund is under different management than the Acquired Funds. The Reorganizations would also result in the Acquired Funds’ existing shareholders becoming part of a larger fund family with access to the wide array of distribution, marketing, administrative and other services offered by New York Life Investments or its affiliates.

Q. What are the potential benefits from the Reorganizations?

A. The management fee payable by the Acquiring Fund is lower than the management fee payable by the Aquila Narragansett Fund and is equal to the management fee payable by the Aquila Kentucky Fund. In addition, the Reorganizations are expected to result in a lower net expense ratio for existing shareholders of Class A, Class C, Class F, Class I and Class Y shares of the Acquired Funds as they would be subject to lower other expenses than the Acquired Funds when they become shareholders of Class Z, Class C, Class I, Class A and Class I shares, respectively, of the Acquiring Fund. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentage of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C shares and Class I shares.

This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

In addition, shareholders of the Acquired Funds will become shareholders of the Acquiring Fund, which is part of a larger fund family, the MainStay Funds. This larger family benefits from a wider array of distribution, marketing and administrative services than those currently provided to the Aquila Municipal Trust.

Q. How will the Reorganization(s) affect me?

A. Each Reorganization is subject to the approval of the applicable Acquired Fund’s shareholders. If shareholders of an Acquired Fund approve its Reorganization and all other conditions are satisfied or waived, such shareholders will become shareholders of the Acquiring Fund. You will receive shares of a class of the Acquiring Fund equal in value to the shares that you hold of the Aquila Kentucky Fund or Aquila Narragansett Fund, as applicable, as of the close of business of the New York Stock Exchange, usually 4:00 pm Eastern time, on the closing day of the applicable Reorganization.

Shareholders of the Aquila Kentucky Fund and/or the Aquila Narragansett Fund will receive shares of the Acquiring Fund in the corresponding Reorganization as set forth in the table below:

Aquila Kentucky Fund Shares and Aquila Narragansett Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F	Class I
Class I	Class A
Class Y	Class I

If a Reorganization is approved by shareholders and certain other conditions are satisfied or waived, such Reorganization will take place on or about July 19, 2024 (“Closing Date”).

Q. Are there differences between the Funds?

A. Yes. Aquila is the Acquired Funds’ investment adviser and Clarfeld is the subadvisor to the Aquila Narragansett Fund. New York Life Investments serves as the investment manager to the Acquiring Fund and supervises the services provided by MacKay, which serves as subadvisor to the Acquiring Fund. New York Life Investments will continue to serve as the investment manager to the Acquiring Fund after the Reorganizations and will supervise the services provided by MacKay, which will continue to serve as subadvisor to the Acquiring Fund.

Additionally, as summarized below and set forth more fully in the Proxy Statement/Prospectus, there are several important differences between the investment objectives and principal investment strategies of each of the Acquired Funds and the Acquiring Fund.

The Acquired Funds’ and Acquiring Fund’s investment objectives are similar in that they all seek current income exempt from federal income taxes. However, whereas the Acquiring Fund is a “national” municipal fund that does not focus its investments on municipal obligations related to a particular state, each Acquired Fund is a “single-state” municipal fund. In addition to seeking current income exempt from federal income taxes, the Aquila Kentucky Fund seeks current income exempt from Kentucky state income taxes and the Aquila Narragansett Fund seeks current income exempt from Rhode Island state income taxes. Each Acquired Fund’s investment objective is fundamental, which means it cannot be changed without shareholder approval. The Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Each Fund invests primarily in municipal obligations, however, there are certain important differences in the Funds’ principal investment strategies:

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Each Fund has a different 80% investment policy, related to the Fund’s investment objective as a “national” municipal fund or a “single-state” municipal fund. Under normal circumstances, the Aquila Kentucky Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Kentucky income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. Under normal circumstances, the Aquila Narragansett Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. The Acquiring Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in municipal bonds, the income from which is exempt from federal income tax, without regard to whether that income is exempt from Kentucky state income tax or Rhode Island state income tax, as applicable. Each Fund’s 80% investment policy is fundamental, which means it cannot be changed without shareholder approval.

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The Acquiring Fund invests, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay, the Acquiring Fund’s Subadvisor. The Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by MacKay. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Municipal bonds that are rated below investment grade may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds. The Acquiring Fund’s Portfolio Management Team (the “Team”) dynamically allocates the Fund’s assets across investment grade and high yield municipal bond securities. While the Team focuses primarily on investment grade quality securities, they may opportunistically allocate to high yield bonds based upon changes in relative value within the municipal fixed income markets. The Team believes that high yield is often underutilized in traditional municipal bond portfolios and may offer incremental total return and diversification benefits.

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In contrast to the Acquiring Fund, the Aquila Kentucky Fund’s investments in municipal bonds issued by the Commonwealth of Kentucky, its counties and various other local authorities must be of investment grade quality at the time of purchase and the Aquila Narragansett Fund’s investments in municipal bonds issued by the State of Rhode Island, its counties and various other local authorities must be of investment grade quality at the time of purchase.

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The Acquiring Fund expects generally to invest in municipal bonds that have a maturity of 3 to 10 years, although the Acquiring Fund may invest in instruments of any duration or maturity. In contrast, the weighted average maturity of the Acquired Funds have traditionally been between 5 and 15 years.

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The Acquiring Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. In contrast, the Acquired Funds do not invest in derivatives.

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Each of the Aquilla Kentucky Fund and the Aquila Narragansett Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a greater percentage of its assets in a smaller number of issuers than the Acquiring Fund, which is classified as a “diversified fund.”

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In selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks that the subadvisor believes may have a material impact on the performance of a security.

In addition, the Acquired Funds are each a series of a Massachusetts business trust, whereas the Acquiring Fund is a series of a Delaware statutory trust. There are differences between Massachusetts state law and Delaware state law. There are also differences in the Declarations of Trust and By-Laws of the Acquiring Funds and the Acquired Fund. See “Material Differences in the Rights of Fund Shareholders” for more information. Also, the Acquired Funds and Acquiring Fund have different service providers including: (i) investment manager; (ii) subadvisor; (iii) administrator/sub-administrator; (iv) distributor; (v) transfer agent; and (vi) custodian.

See “Comparison of the Aquila Kentucky Fund and the Acquiring Fund”, “Comparison of the Aquila Narragansett Fund and the Acquiring Fund” and “Additional Information About the Funds” in the Proxy Statement/Prospectus for more information.

Additionally, unlike the Acquired Funds, the Acquiring Fund (and New York Life Investments) has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) permitting the investment manager, on behalf of the Acquiring Fund and subject to the approval of the Board of Trustees of MainStay Funds Trust, to hire and to modify any existing or future subadvisory agreements with subadvisors, subject to certain conditions. See “Do the Funds operate in accordance with exemptive relief regarding “manager of managers” arrangements?” for more information.

Q. How will the Reorganizations affect shareholder fees and expenses?

A. The Reorganizations are expected to result in:

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Management Fee: The management fee payable by the Acquiring Fund (0.40% of average daily net assets) is lower than the management fee payable by the Aquila Narragansett Fund (0.50% of average daily net assets) and equal to the management fee payable by the Aquila Kentucky Fund (0.40% of average daily net assets).

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Rule 12b-1 distribution and service fees: The Acquiring Fund will have lower Rule 12b-1 distribution and service fees for Class C shares (0.50% of average daily net assets attributable to Class C shares) as compared to the Rule 12b-1 distribution and service fees for Class C shares of the Acquired Funds (1.00% of average daily net assets attributable to Class C shares). The Acquiring Fund will also have lower Rule 12b-1 distribution and services fees for Class A shares (0.25% of average daily net assets attributable to Class A shares) as compared to the Rule 12b-1 distribution and service fees for Class I shares of the Acquired Funds (0.40% of average daily net assets attributable to Class I shares). Rule 12b-1 distribution and service fees for Class Z shares of the Acquiring Fund will be the same as the Rule 12b-1 distribution and service fees for Class A shares of the Acquired Funds (0.15% of average daily net assets). Class F and Class Y shares of the Acquired Funds and Class I shares of the Acquiring Fund are not subject to any Rule 12b-1 distribution and/or service fees.

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Total annual fund operating expenses: Each Reorganization is expected to result in a reduction in total annual fund operating expenses immediately after the consummation of the Reorganization as compared to the applicable Acquired Fund’s current total annual fund operating expenses. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that total annual fund operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund. Following the expiration of the expense limitation agreement, it is possible that the Total Annual Fund Operating Expenses of one or more share classes of the Acquiring Fund would be higher than the Total Annual Fund Operating Expenses of the corresponding share class of one or both of the Acquired Funds, based in part on the asset size of the Acquiring Fund at that time.

No sales charges will be assessed to shares received in connection with each Reorganization.

See “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.

Q. Do the Acquired Funds operate in accordance with exemptive relief regarding “manager of managers” arrangements like the Acquiring Fund?

A. No. The Acquiring Fund (and New York Life Investments) has obtained an exemptive order from the SEC permitting the investment manager, on behalf of the Acquiring Fund and subject to the approval of the Board of Trustees of MainStay Funds Trust, to hire and to modify any existing or future subadvisory agreements with certain subadvisors, subject to certain conditions. The Acquiring Fund’s order applies to both unaffiliated subadvisors and subadvisors that are wholly-owned or otherwise affiliated with the Acquiring Fund. The Acquired Funds have not received a comparable SEC exemptive order.

Q. Who will bear the expenses of the Reorganizations and related costs?

A. The expenses of the Reorganizations will be borne by New York Life Investments. The expenses of the Reorganizations include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganizations are estimated to be approximately $165,000-180,000 for Aquila Kentucky Reorganization and $165,000-180,000 for Aquila Narragansett Reorganization. Neither the Acquiring Fund nor the Acquired Funds will bear any of the direct costs of the Reorganizations.

Additionally, following the Reorganizations, the Acquiring Fund may sell a portion of the assets obtained from the Acquired Funds in a manner consistent with its investment strategies and policies. If the Reorganizations are approved by shareholders and certain other conditions are met, it is anticipated that approximately 78% and 82% of the investments held by the Aquila Kentucky Fund and the Aquila Narragansett Fund, respectively, will be sold by the Acquiring Fund following consummation of the Reorganizations. Although the transaction costs associated with these transactions would be borne by the Acquiring Fund, it is not possible to precisely quantify transaction costs in transitioning a fixed income portfolio because bonds, unlike equities, do not trade continuously on an exchange with a published bid / ask spread. The secondary market for fixed income securities is a dealer-driven market in which transactions occur over-the-counter at a negotiated price between the Acquiring Fund and a dealer. The Team does not expect meaningful mark-ups given the Acquiring Fund’s current holdings predominantly consist of liquid, U.S. municipal securities. The actual amounts of brokerage and other transaction expenses may change at the time of the Reorganizations based on market conditions and other factors. See “Portfolio Transitioning” in the Proxy Statement/Prospectus for more information.

Q. Will the Reorganizations create a taxable event?

A. It is anticipated that the Reorganizations will each qualify for U.S. federal income tax purposes as a “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Acquired Funds, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of the transactions contemplated by the Reorganization Agreements. Specifically, it is expected that neither Acquired Fund will recognize any gain or loss upon the acquisition by the Acquiring Fund of the assets and the assumption of the liabilities of such Acquired Fund. In addition, when shares held by shareholders of the Acquired Funds are exchanged for Acquiring Fund shares pursuant to the Reorganizations, it is expected that the shareholders of the Acquired Funds will recognize no gain or loss on the exchange, and that each shareholder of each Acquired Fund will have the same aggregate tax basis and holding period with respect to the Acquiring Fund shares received as the shareholder’s tax basis and holding period in its Acquired Fund shares immediately before the exchange.

As discussed above, there are certain important differences between the principal investment strategies of the Acquiring Fund and the Acquired Funds. However, Aquila does not anticipate that it will need to sell the Acquired Funds’ holdings if the Reorganizations are approved by shareholders. If any of the Acquired Funds’ holdings are sold prior to the Closing Date, any such portfolio transitioning may generate capital gains, which may result in taxable distributions to shareholders of the Funds after the date of the Reorganizations. It is not possible at this time to provide an estimate of the gain or loss to be recognized by the Acquired Funds that would be carried over to the Acquiring Fund for U.S. federal income tax purposes in connection with the transition of the Acquired Funds’ portfolio.

Following the Reorganizations, the Acquiring Fund’s ability to carry forward and use the Acquired Funds’ or its own pre-Reorganizations capital losses, if any, may be limited.

Tax-exempt dividends from the Acquiring Fund may not qualify for a state or local income tax exemption in certain states or localities. Shareholders of the Acquired Funds should consult their tax advisers regarding the income tax consequences of holding shares in the Acquiring Fund, including differences in the state and local tax treatment of dividends received from the Acquired Funds and the Acquiring Fund.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Information About the Reorganizations – U.S. Federal Income Tax Consequences” section below.

Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of the Reorganizations only.

Q. Has the Board of Trustees of Aquila Municipal Trust approved the Reorganization Agreements?

A. Yes. After careful consideration, the Board of Trustees of Aquila Municipal Trust unanimously approved each Reorganization Agreement and recommends that you vote “FOR” the proposal or proposals applicable to you (i.e., the applicable Reorganization Agreement(s)).

The Board of Trustees of MainStay Funds Trust also approved each Reorganization Agreement.

Q. What happens if shareholders do not approve a Reorganization?

A. If shareholders do not approve the Aquila Kentucky Reorganization and/or the Aquila Narragansett Reorganization, such Acquired Fund will continue to be advised by Aquila, as described in the Acquired Fund’s prospectus, and the Board of Trustees of Aquila Municipal Trust will determine what additional action, if any, should be taken. The Reorganizations are two of several reorganizations of Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. Even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Reorganizations, consummation of each Reorganization is subject to certain conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such condition and other conditions are not satisfied or waived, then the Reorganizations may not be consummated. If the Reorganizations do not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue one or both of the Acquired Funds as a series of Aquila Municipal Trust or it may, depending on its assessment of each Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate one or both of the Acquired Funds.

Q. How do I vote?

A. You may submit your proxy card in one of four ways:

●	By Internet. The web address and instructions for voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.

●	By Telephone. The toll-free number for telephone voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.

●	By Mail. Mark the enclosed proxy card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the proxy card.

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In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call 800-437-1020 (toll-free) or 212-697-6666.

To be certain your vote will be counted, a properly executed proxy card must be received no later than 11:59 p.m. ET, on June 16, 2024.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at 833-876-2476. (See “Voting Information” for more information on the Proxy Solicitor.)

Q. When and where will the Special Meeting be held?

A. The Special Meeting is scheduled to be held at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178, on June 17, 2024, at 2:00 p.m., local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call 800-437-1020 (toll-free) or 212-697-6666.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS

(1)	ABC Corp.	ABC Corp. John Doe, Treasurer

(2)	ABC Corp.	John Doe

(3)	ABC Corp. c/o John Doe	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS

(1)	The XYZ Partnership	Jane B. Smith, Partner

(2)	Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS

(1)	John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o

	John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

1.

AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.

2.

AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

3.	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed proxy card in the postage-paid envelope provided.

4.	VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS

PROXY STATEMENT FOR

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

(each, a series of Aquila Municipal Trust)

120 West 45th Street, Suite 3600

New York, New York 10036

(212) 697-6666

PROSPECTUS FOR

MAINSTAY MACKAY STRATEGIC MUNICIPAL ALLOCATION FUND

(a series of MainStay Funds Trust)

51 Madison Avenue

New York, New York 10010

(212) 576-7000

This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Aquila Municipal Trust, in connection with the special meetings of shareholders (with any postponements or adjournments, “Special Meeting”) of Aquila Churchill Tax-Free Fund of Kentucky (“Aquila Kentucky Fund”) and Aquila Narragansett Tax-Free Income Fund (“Aquila Narragansett Fund”) (each, an “Acquired Fund” and together, the “Acquired Funds”).

The Special Meeting is scheduled to be held on June 17, 2024, at 2:00 p.m., local time, at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178.

Shareholders of record of the Acquired Funds at the close of business on March 29, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting. This Proxy Statement/Prospectus, proxy card and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Fund on or about April [19], 2024.

At the Special Meeting, as a shareholder of the Aquila Kentucky Fund and/or the Aquila Narragansett Fund, you will be asked to consider and vote on one or more of the following proposals:

1)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Kentucky Fund to MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Aquila Kentucky Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Kentucky Fund (the “Aquila Kentucky Reorganization”); and

2)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Narragansett Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Aquila Narragansett Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Narragansett Fund (the “Aquila Narragansett Reorganization”); and

3)	To transact such other business as may properly come before the Special Meeting.

The Aquila Kentucky Fund Reorganization and Aquila Narragansett Fund Reorganization may hereinafter be referred to each as a “Reorganization” and collectively as the “Reorganizations.”

Only shareholders of the Aquila Kentucky Fund will vote on the Aquila Kentucky Fund Reorganization and only shareholders of Aquila Narragansett Fund will vote on the Aquila Narragansett Fund Reorganization. Each Reorganization is not contingent on the approval of the other Reorganization.

There are important differences between the investment objectives and principal investment strategies of the Acquiring Fund and the Acquired Funds. In particular, the Acquiring Fund is a “national” municipal fund that does not focus its investments on municipal obligations related to a particular state, whereas each Acquired Fund is a “single-state” municipal fund; the Aquila Kentucky Fund invests primarily in Kentucky municipal obligations and the Aquila Narragansett Fund invests primarily in Rhode Island municipal obligations. Also, each Acquired Fund’s investments in municipal bonds must be of investment grade quality at the time of purchase, whereas the Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade. The Acquired Funds are series of Aquila Municipal Trust, which is organized as a Massachusetts business trust. The Acquiring Fund is a series of MainStay Funds Trust, which is organized as a statutory trust under the State of Delaware. For more information, see “Comparison of the Aquila Kentucky Fund and the Acquiring Fund”, “Comparison of the Aquila Narragansett Fund and the Acquiring Fund” below.

In connection with the Reorganizations, each shareholder of the Aquila Kentucky Fund or the Aquila Narragansett Fund would receive shares of the Acquiring Fund equal in value to the shares of the Aquila Kentucky Fund or the Aquila Narragansett Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganizations.

You are being asked to consider and vote on an Agreement and Plan of Reorganization for the Aquila Kentucky Reorganization and/or an Agreement and Plan of Reorganization for the Aquila Narragansett Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”) pursuant to which the Reorganization transaction(s) would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of the Acquired Funds should know before voting on the Reorganization(s) and constitutes an offering of the shares of the Acquiring Fund that would be issued in the Reorganization(s). Please read it carefully and retain it for future reference.

The following documents containing additional information about the Acquired Funds and the Acquiring Fund, each having been filed with the SEC, are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

●	Statement of Additional Information dated April [ ], 2024 relating to this Proxy Statement/Prospectus (Securities Act File No. [ ]);

●	Prospectus for the Acquired Funds, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

●	Statement of Additional Information of the Acquired Funds, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

●	Statement of Additional Information of the Acquiring Fund, dated February 28, 2024 (Securities Act File No. 333-160918; Accession Number 0001741773-24-000320);

●	Annual Report to shareholders of the Acquired Funds for the period ended March 31, 2023 (Accession Number 0000784056-23-000014);

●	Semi-Annual Report to shareholders of the Acquired Funds for the period ended September 30, 2023 (Accession Number 0000784056-23-000039);

●	Annual Report to shareholders of the Acquiring Fund for the period ended October 31, 2023 (Accession Number 0001193125-24-002812);

●	Semi-Annual Report to shareholders of the Acquiring Fund for the period ended October 31, 2022 (Accession Number 0001193125-23-003192)

The policies and procedures set forth in the “Shareholder Guide” in Appendix C to this Proxy Statement/Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganizations. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing (other than the Statement of Additional Information relating to this Proxy Statement/Prospectus, which is not available on www.nylinvestments.com/mainstay) and any more recent reports filed after the date hereof may be obtained without charge:

for the Acquiring Fund:

By Phone:	800-MAINSTAY (624-6782)
By Mail:	NYLIFE Distributors LLC:
Attn: MainStay Marketing Department,
30 Hudson Street, Jersey City, New Jersey 07302
By Internet:	www.nylinvestments.com/mainstay

for the Acquired Funds:

By Phone:	800-437-1000
By Mail:	Aquila Churchill Tax-Free Fund of Kentucky
Aquila Narragansett Tax-Free Income Fund c/o Aquila Distributors LLC
120 West 45th Street, Suite 3600, New York, New York 10036
By Internet:	https://www.aquilafunds.com

You also may view or obtain these documents from the SEC:

By e-mail:  publicinfo@sec.gov (duplicating fee required)

By Internet: www.sec.gov

The Board of Trustees of Aquila Municipal Trust knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed proxy card intend to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

The Board of Trustees of Aquila Municipal Trust (the “Board”), including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”), has approved each Reorganization Agreement.

Subject to shareholder approval and certain other conditions, the Reorganization Agreement for the Aquila Kentucky Fund provides for:

●	the transfer of all of the assets of the Aquila Kentucky Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

●	the assumption by the Acquiring Fund of all of the liabilities of the Aquila Kentucky Fund;

●	the distribution of shares of the Acquiring Fund to the shareholders of the Aquila Kentucky Fund; and

●	the complete liquidation of the Aquila Kentucky Fund.

Subject to shareholder approval and certain other conditions, the Reorganization Agreement for the Aquila Narragansett Fund provides for:

●	the transfer of all of the assets of the Aquila Narragansett Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

●	the assumption by the Acquiring Fund of all of the liabilities of the Aquila Narragansett Fund;

●	the distribution of shares of the Acquiring Fund to the shareholders of the Aquila Narragansett Fund; and

●	the complete liquidation of the Aquila Narragansett Fund.

If shareholders of an Acquired Fund approve the Reorganization of their Acquired Fund and certain other conditions are satisfied or waived, each owner of Class A, Class C, Class F, Class I and Class Y shares would become a shareholder of Class Z, Class C, Class I, Class A and Class I shares, respectively, of the Acquiring Fund. Each Reorganization is expected to be effective on the Closing Date. Each shareholder of an Acquired Fund will hold, immediately after the close of the Reorganization of their Acquired Fund, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by such shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization(s), you should note that:

●

The Acquired Funds and the Acquiring Fund are each open-end, management investment companies registered with the SEC. The Acquiring Fund is a series of MainStay Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquired Funds are series of Aquila Municipal Trust, which is organized as a business trust under the laws of the Commonwealth of Massachusetts.

●

New York Life Investment Management LLC (“New York Life Investments”) serves as the investment manager of the Acquiring Fund. MacKay Shields LLC (“MacKay”) serves as the subadvisor of the Acquiring Fund.

●	Aquila Investment Management LLC (“Aquila”) serves as the investment adviser of the Acquired Funds. Clarfeld Financial Advisors, LLC (“Clarfeld”) serves as the subadvisor of Aquila Narragansett Fund.

●

The Acquiring Fund and Acquired Funds have similar investment objectives in that they each seek current income exempt from federal income taxes. However, in addition to seeking current income exempt from federal income taxes, the Aquila Kentucky Fund seeks current income exempt from Kentucky state income taxes and the Aquila Narragansett Fund seeks current income exempt from Rhode Island state income taxes.

●	There are certain important differences between the principal investment strategies of the Acquiring Fund and the Acquired Funds, including:

-

Each Fund has a different 80% investment policy, related to the Fund’s investment objective as a “national” municipal fund or a “single-state” municipal fund. Under normal circumstances, the Aquila Kentucky Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Kentucky income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. Under normal circumstances, the Aquila Narragansett Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. The Acquiring Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in municipal bonds, the income from which is exempt from federal income tax, without regard to whether it is exempt from Kentucky state income tax or Rhode Island state income tax, as applicable.

-

Each Acquired Fund’s investments in municipal bonds must be of investment grade quality at the time of purchase, whereas the Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade. Municipal bonds that are rated below investment grade may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

-

The Acquiring Fund expects generally to invest in municipal bonds that have a maturity of 3 to 10 years, although the Acquiring Fund may invest in instruments of any duration or maturity. In contrast, the weighted average maturity of each Acquired Fund has traditionally been between 5 and 15 years.

-

The Acquiring Fund may invest in derivatives, such as futures, options and swap agreements, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. In contrast, the Acquired Funds do not invest in derivatives.

-

Each of the Aquilla Kentucky Fund and the Aquila Narragansett Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a greater percentage of its assets in a smaller number of issuers than the Acquiring Fund, which is classified as a “diversified” fund.

-

In selecting investments for the Acquiring Fund, the Acquiring Fund’s subadvisor may take into account environmental, social and governance risks that it believes may have a material impact on the performance of a security.

●

The management fee payable by the Acquiring Fund is lower than the management fee payable by the Aquila Narragansett Fund and is equal to the management fee payable by the Aquila Kentucky Fund. The Acquiring Fund will have lower Rule 12b-1 distribution and service fees for Class C shares (0.50% of average daily net assets attributable to Class C shares) as compared to the Rule 12b-1 distribution and service fees for Class C shares of the Acquired Funds (1.00% of average daily net assets attributable to Class C shares). The Acquiring Fund will also have lower Rule 12b-1 distribution and services fees for Class A shares (0.25% of average daily net assets attributable to Class A shares) as compared to the Rule 12b-1 distribution and service fees for Class I shares of the Acquired Funds (0.40% of average daily net assets attributable to Class I shares). Rule 12b-1 distribution and service fees for Class Z shares of the Acquiring Fund will be the same as the Rule 12b-1 distribution and service fees for Class A shares of the Acquired Funds (0.15% of average daily net assets). Class F and Class Y shares of the Acquired Funds and Class I shares of the Acquiring Fund are not subject to any Rule 12b-1 distribution and/or service fees.

●

The Reorganizations are expected to result in a lower net expense ratio for existing shareholders of Class A, Class C, Class F, Class I and Class Y of the Acquired Funds. The Acquiring Fund’s expense limitation agreement is expected to result in the Acquiring Fund’s net expense ratio for each class of its shares to be equal to or below the total net expense ratio of the Acquired Funds’ corresponding share class. This agreement will remain in effect until February 28, 2027.

●

Class C shares or Class I shares of the Acquiring Fund may not be available at all financial intermediaries, investment platforms and investment accounts, as disclosed in the “Shareholder Guide” in Appendix D to this Proxy Statement/Prospectus. If a shareholder moves to a different financial intermediary, or the policies of their current financial intermediary change, the shareholder may not be able to hold and/or purchase Class C shares or Class I shares of the Acquiring Fund or may be subject to certain investment minimums or restrictions.

●

No sales charges will be assessed to shares received in connection with the Reorganization(s). However, additional purchases of a class of shares of the Acquiring Fund after the Reorganization(s) will be subject to the initial sales charge or contingent deferred sales charge applicable to that class of shares, as disclosed in the “Shareholder Guide” in Appendix D to this Proxy Statement/Prospectus.

●

The sales charge structures of Class Z, Class C, Class I and Class I shares of the Acquiring Fund are similar to the sales charge structures of the corresponding Class A, Class C, Class F and Class Y shares of each Acquired Fund.

●

The sales charge structure of Class A shares of the Acquiring Fund is different from the sales charge structure of the corresponding Class I shares of each Acquired Fund: purchases of Class A shares of the Acquiring Fund are subject to a 3.00% initial sales charge, whereas purchases of Class I shares of each Acquired Fund are not subject to an initial sales charge. However, as noted above, the Rule 12b-1 distribution and services fees for Class A shares of the Acquiring Fund are lower than the Rule 12b-1 distribution and service fees for Class I shares of the Acquired Funds.

●

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” pursuant to Section 368(a) of the Code; accordingly, neither the Acquired Funds or their shareholders, nor the Acquiring Fund or its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization(s).

●

Shareholders of the Aquila Kentucky Fund and/or of the Aquila Narragansett Fund who determine that they do not wish to become shareholders of the Acquiring Fund may redeem their shares of their Acquired Fund prior to the Closing Date. Please note that a redemption of shares of an Acquired Fund prior to the Closing Date will be a taxable event and a shareholder may recognize a gain or loss for federal income tax purposes in connection with that transaction. Any applicable sales charge would also be assessed.

BACKGROUND AND REASONS FOR THE REORGANIZATIONS

Aquila, the investment adviser for the Acquired Funds, has agreed to sell assets used in its investment advisory business relating to the Acquired Funds to New York Life Investments, subject to shareholder approval of the Reorganizations and other conditions. The Reorganizations are two of several reorganizations of Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. Even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Reorganizations, consummation of each Reorganization is subject to certain conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such condition and other conditions are not satisfied or waived, then the Reorganizations may not be consummated. If the Reorganizations do not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue one or both of the Acquired Funds as series of Aquila Municipal Trust or it may, depending on its assessment of each Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate one or both of the Acquired Funds.

As further described herein, New York Life Investments believes that the reorganization of each Acquired Fund with and into the Acquiring Fund will further benefit shareholders of the Acquired Funds through, among other things, opportunities to deliver potentially improved long-term risk-adjusted returns. Although the Acquiring Fund is a “national” municipal fund rather than a “state-specific” municipal fund that invests primarily in Kentucky municipal obligations or Rhode Island municipal obligations, New York Life Investments believes that the shareholders of each Acquired Fund will continue to obtain exposure through the Acquiring Fund to municipal bonds, the income from which is exempt from federal income tax, management fees that are no higher than either Acquired Fund’s management fees, and lower net operating expenses.

Shareholders of the Acquired Funds will become shareholders of the Acquiring Fund, which is part of a larger fund family, the MainStay Funds. This larger family benefits from a wider array of distribution, marketing and administrative services than those currently provided to the Aquila Municipal Trust.

BOARD CONSIDERATIONS

The Board believes that the Reorganization of each Acquired Fund is in the best interests of that Acquired Fund and its shareholders. The Board considered the following matters, among others, in approving each Reorganization:

First, the Board considered that Aquila, each Acquired Fund’s investment adviser, has agreed to sell assets used in its investment advisory business relating to the Acquired Funds to New York Life Investments, and that, in connection with that transaction, Aquila recommended that each Acquired Fund be reorganized into the Acquiring Fund, which is managed by New York Life Investments and sub-advised by MacKay. The Board considered the experience of New York Life Investments and MacKay in advising other mutual funds, including the Acquiring Fund and other funds that invest primarily in municipal securities.

Second, the Board considered the similarities and differences between the investment objectives and principal investment strategies of each Acquired Fund and the Acquiring Fund, including, in particular, that the Acquiring Fund is a “national” municipal fund that does not focus its investments on municipal obligations related to a particular state, whereas each Acquired Fund is a “single-state” municipal fund. The Board considered that, under normal circumstances, the Aquila Kentucky Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Kentucky income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. The Board considered that, under normal circumstances, the Aquila Narragansett Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. The Board considered that, in contrast to the Acquired Funds, the Acquiring Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in municipal bonds, the income from which is exempt from federal income tax, without regard to whether it is exempt from Kentucky state income tax or Rhode Island state income tax, as applicable.

The Board also considered, among other similarities and differences, that each Acquired Fund’s investments in municipal bonds must be of investment grade quality at the time of purchase, whereas the Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade; differences in the maturity of the investments of the Acquiring Fund and the Acquired Funds; the Acquiring Fund’s ability to invest in derivatives; that the Acquiring Fund is classified as a “diversified” fund, whereas each Acquired Funds is classified as a “non-diversified” fund; and that, in selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social and governance risks that the subadvisor believes may have a material impact on the performance of a security.

The Board considered that, on balance, the opportunity for Acquired Fund shareholders to invest in an investment product managed by New York Life Investments and sub-advised by MacKay that seeks current income exempt from federal income taxes, and that is part of a larger fund family with access to the wide array of distribution, marketing, administrative and other services offered by New York Life Investments or its affiliates, supported approval of each Reorganization.

Third, the Board considered the fees and expenses of the Acquiring Fund as compared to the fees and expenses of each Acquired Fund. The Board considered that the sales charge structures of the Acquiring Fund’s shares are generally similar to the sales charge structures of the corresponding shares of the Acquired Funds, except that Class A shares of the Acquiring Fund are subject to an initial sales charge whereas Class I shares of the Acquired Funds are not subject to an initial sales charge. The Board considered that the management fee payable by the Acquiring Fund is lower than the management fee payable by the Aquila Narragansett Fund and equal to the management fee payable by the Aquila Kentucky Fund. The Board considered that Class C shares and Class A shares of the Acquiring Fund will have lower Rule 12b-1 distribution and service fees as compared to Class C shares and Class I of each Acquired Fund, respectively, that the Rule 12b-1 distribution and service fees for Class Z shares of the Acquiring Fund will be the same as the Rule 12b-1 distribution and service fees for Class A shares of each Acquired Fund, and that neither Class F shares or Class Y shares of the Acquired Fund, nor Class I shares of the Acquiring Fund, are subject to any Rule 12b-1 distribution and/or service fees. The Board considered that each Reorganization is expected to result in a reduction in total annual fund operating expenses immediately after the consummation of the respective Reorganization as compared to the applicable Acquired Fund’s current total annual fund operating expenses. The Board considered that New York Life Investments has contractually agreed to waive fees and/or reimburse expenses for each class of shares of the Acquiring Fund.

Fourth, the Board considered the historical investment performance records of each Acquired Fund and the Acquiring Fund, including that the historical investment performance record of the Acquiring Fund was generally better than the historical investment performance record of the Acquired Funds.

Fifth, the Board considered that the Reorganization would result in each Acquired Fund’s existing shareholders becoming part of a larger fund family with access to the wide array of distribution, marketing, administrative and other services offered by New York Life Investments or its affiliates. The Board considered that the reputation, financial strength, resources and capabilities of New York Life Investments could benefit Acquired Fund shareholders. As of December 31, 2023, New York Life Investments, including its investment advisory affiliates, had assets under management of $716 billion. Shareholders of each Acquired Fund would become part of a significantly larger family of funds that offers a more diverse array of investment options. In addition, the Board considered that New York Life Investments has greater potential for increasing the size of the Acquiring Fund due to New York Life Investments’ experience in distributing mutual funds through a generally broader range of distribution channels than currently is available to each Acquired Fund. The Board considered distribution arrangements for the Acquiring Fund, including the availability of each class of shares of the Acquiring Fund at financial intermediaries, as compared to the distribution arrangements for each Acquired Fund. The Board also considered that the level of operational expenses for administrative, compliance and portfolio management services borne by the Acquiring Fund may be less than those borne by each Acquired Fund as the Acquiring Fund is part of a larger mutual fund complex.

Sixth, the Board considered that no sales charges will be assessed to shares received in connection with a Reorganization.

Seventh, the Board considered that each Reorganization is expected to qualify for U.S. federal income tax purposes as a “reorganization” pursuant to Section 368(a) of the Code and therefore shareholders will not recognize gain or loss for U.S. federal income tax purposes from the Reorganization.

Eighth, the Board considered that New York Life Investments has agreed to pay all proxy and solicitation costs associated with each Fund’s participation in the Reorganization.

Ninth, the Board also considered that New York Life Investments and Aquila will benefit from each Reorganization. In that regard, the Board considered that New York Life Investments and Aquila have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Acquiring Fund.

BOARD RECOMMENDATION

The Board recommends that you vote “FOR” the proposal(s).

PROPOSAL ONE

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Kentucky Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Aquila Kentucky Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Kentucky Fund.

Only shareholders of the Aquila Kentucky Fund will vote on Proposal One.

COMPARISON OF THE AQUILA KENTUCKY FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of the Aquila Kentucky Fund is fundamental and may not be changed without shareholder approval. The Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

The following table shows the investment objectives of each Fund:

Aquila Kentucky Fund	Acquiring Fund
The Fund’s objective is to provide you as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

Principal Investment Strategies

Each Fund invests primarily in municipal obligations, however, there are certain important differences in the Funds’ principal investment strategies, including:

-

Under normal circumstances, the Aquila Kentucky Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Kentucky income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. The Acquiring Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in municipal bonds, the income from which is exempt from federal income tax, without regard to whether it is exempt from Kentucky state income tax.

-

The Acquiring Fund invests, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay, the Acquiring Fund’s Subadvisor. The Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by MacKay. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Municipal bonds that are rated below investment grade may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds. The Acquiring Fund’s Portfolio Management Team (the “Team”) dynamically allocates the Fund’s assets across investment grade and high yield municipal bond securities. While the Team focuses primarily on investment grade quality securities, they may opportunistically allocate to high yield bonds based upon changes in relative value within the municipal fixed income markets. The Team believes that high yield is often underutilized in traditional municipal bond portfolios and may offer incremental total return and diversification benefits.

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In contrast to the Acquiring Fund, the Acquired Fund’s investments in municipal bonds issued by the Commonwealth of Kentucky, its counties and various other local authorities must be of investment grade quality at the time of purchase.

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The Acquiring Fund expects generally to invest in municipal bonds that have a maturity of 3 to 10 years, although the Acquiring Fund may invest in instruments of any duration or maturity. In contrast, the weighted average maturity of the Acquired Fund has traditionally been between 5 and 15 years.

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The Acquiring Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. In contrast, the Acquired Fund does not invest in derivatives.

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The Aquilla Kentucky Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a greater percentage of its assets in a smaller number of issuers than the Acquiring Fund, which is classified as a “diversified fund.”

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In selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks that the subadvisor believes may have a material impact on the performance of a security.

The principal investment strategies of each Fund are as follows:

Aquila Kentucky Fund	Acquiring Fund

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Kentucky income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. In general, almost all of these obligations are issued by the Commonwealth of Kentucky, its counties and various other local authorities; these obligations may also include certain other governmental issuers. We call these “Kentucky Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes. A significant portion of the Kentucky Obligations in which the Fund invests consist of revenue bonds, which are backed only by revenues from certain facilities or other sources and not by the issuer itself. These obligations can be of any maturity, but the Fund’s weighted average maturity has traditionally been between 5 and 15 years. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

At the time of purchase, the Fund’s Kentucky Obligations must be of investment grade quality. This means that they must either

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds, the income from which is exempt from federal income tax. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3 to 10 years, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will invest, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay Shields LLC, the Fund’s Subadvisor. The Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by the Subadvisor. If NRSROs assign different ratings to the same security,

Aquila Kentucky Fund	Acquiring Fund

●   be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

●   if unrated, be determined to be of comparable quality by the Fund’s Manager, Aquila Investment Management LLC.

The Manager selects obligations for the Fund’s portfolio in order to achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may not invest more than 20% of its net assets in investments subject to the federal alternative minimum tax. Some of the Fund’s earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

The Fund may invest in privately issued securities.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach in seeking to achieve the Fund’s investment objective. The Subadvisor’s strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to seek to achieve the Fund’s investment objective, to enhance the Fund’s investment return and to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market and tax policies, and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk

Aquila Kentucky Fund	Acquiring Fund

is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

On an ongoing basis, the Subadvisor meets to discuss and, where necessary, make changes to the Fund’s portfolio allocations. Typically, the Subadvisor considers a number of factors including overall market conditions, and the economic, technical, fundamental and regulatory factors that influence the relative value of municipal securities. In addition to setting target guidelines with respect to yield curve positioning, quality distribution, sector weights and individual security exposures, the Subadvisor will establish the Fund’s target allocation between investment grade municipal securities and high yield municipal securities. The asset allocation decision is based on the Subadvisor’s subjective assessment of the risk-adjusted expected returns of investment grade securities and high yield municipal securities over the next twelve to eighteen months.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Principal Risks

The principal risks of each Fund are similar, except that, as noted above, the Acquiring Fund may invest to a greater extent than the Acquired Fund in below-investment grade securities and derivatives, and the subadvisor to the Acquiring Fund may take into account environmental, social and governance risks that the subadvisor believes may have a material impact on the performance of a security. In addition, the Aquila Kentucky Fund is subject to a principal risk associated with a focus on investments in Kentucky, whereas this is not a principal risk of the Acquiring Fund. Although some of the principal risks are the same, the Funds use different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in the Funds depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix C.

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares and adversely affect the Fund and its investments.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark.

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

• General Obligation Bonds Risk—timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

• Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

• Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

• Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

• Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

• Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipal leases may pose additional risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market and economic and societal events, such as infectious diseases and increased unemployment. Actions that municipalities may take in response to such events could result in disruption or reduced operations and productivity for businesses, thereby causing reduced tax revenues and increased budgetary pressures, which may adversely affect the issuer’s financial condition or ability to meet its financial obligations. Such events and uncertainties could cause increased volatility and reduced liquidity in the municipal securities market and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund.

Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial, economic and other conditions, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal securities.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as “junk bonds”) may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund’s ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund’s yield will fluctuate with changes in short-term interest rates.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable, possibly retroactively to the date the obligation was issued, because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer. In such event, the value of the security would likely fall and a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund’s investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Private Placement and Restricted Securities Risk: The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Municipal Bond Focus Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Fund focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Variable Rate Demand Instruments Risk: A variable rate demand instrument is generally subject to certain of the risks associated with debt securities. Variable rate demand instruments are also subject to potential delays between the instrument’s periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument’s demand feature, as well as the risk that such third party’s obligations may terminate or that it may otherwise fail to meet such obligations.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the current fees and expenses of the Funds before and after the Reorganizations, assuming separately that the Aquila Kentucky Reorganization alone is consummated and assuming that both Reorganizations are consummated. Fees and expenses of the Aquila Kentucky Fund are as of September 30, 2023. Fees and expenses of the Acquiring Fund are as of October 31, 2023.

It is important to note that following the Aquila Kentucky Reorganization, shareholders of the Aquila Kentucky Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Acquiring Fund. No sales charge will be assessed to shares received in connection with the Aquila Kentucky Reorganization.

Aquila Kentucky Fund offers Class A, Class C, Class F, Class I and Class Y shares. If shareholders approve the Aquila Kentucky Reorganization, they will receive shares of the Acquiring Fund as set forth in the table below:

Aquila Kentucky Fund Shares	Acquiring Fund Shares

Class A	Class Z

Class C	Class C

Class F	Class I

Class I	Class A

Class Y	Class I

Aquila Kentucky Reorganization Only

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class A	Aquila Kentucky Fund (Acquired Fund) Class I	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class A
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	3.00%

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None[1]	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.25%
Other Expenses	0.16%	0.19%	0.12%[2]
Total Annual Fund Operating Expenses	0.81%	0.99%	0.77%
Waivers / Reimbursements[3]	(0.04)%	-	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.77%	0.99%	0.77%

1 No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class C	Aquila Kentucky Fund (Acquired Fund) Class C	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.50%
Other Expenses	0.27%	0.23%	0.17%[1]
Total Annual Fund Operating Expenses	1.17%	1.63%	1.07%
Waivers / Reimbursements[2]	(0.04)%	-	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.13%	1.63%	1.07%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Kentucky Fund (Acquired Fund) Class F	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.16%	0.21%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.61%	0.52%
Waivers / Reimbursements[2]	-	-	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.56%	0.61%	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Kentucky Fund (Acquired Fund) Class Y	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.16%	0.24%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.64%	0.52%
Waivers / Reimbursements[2]	-	-	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.56%	0.64%	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class Z	Aquila Kentucky Fund (Acquired Fund) Class A	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class Z
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None[1]	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.13%[2]	0.24%	0.12%[2]
Total Annual Fund Operating Expenses	0.68%	0.79%	0.67%
Waivers / Reimbursements[3]	-	-	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.68%	0.79%	0.68%

1 Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during 13 to 18 months after purchase.

2 Based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z,

0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Aquila Kentucky Reorganization and Aquila Narragansett Reorganization Together

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class A	Aquila Kentucky Fund (Acquired Fund) Class I	Aquila Narragansett Fund (Acquired Fund) Class I	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class A
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None[1]	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.40%	0.25%
Other Expenses	0.16%	0.19%	0.18%	0.12%[2]
Total Annual Fund Operating Expenses	0.81%	0.99%	1.08%	0.77%
Waivers / Reimbursements[3]	(0.04)%	-	(0.02)%[4]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.77%	0.99%	1.06%[4]	0.77%

1 No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class C	Aquila Kentucky Fund (Acquired Fund) Class C	Aquila Narragansett Fund (Acquired Fund) Class C	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.23%	0.23%	0.17%[1]
Total Annual Fund Operating Expenses	1.17%	1.63%	1.73%	1.07%
Waivers / Reimbursements[2]	(0.04)%	-	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.13%	1.63%	1.71%[3]	1.07%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Kentucky Fund (Acquired Fund) Class F	Aquila Narragansett Fund (Acquired Fund) Class F	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.16%	0.21%	0.21%	0.12%[1]

Total Annual Fund Operating Expenses	0.56%	0.61%	0.71%	0.52%
Waivers / Reimbursements[2]	(0.04)%	-	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.52%	0.61%	0.69%[3]	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Kentucky Fund (Acquired Fund) Class Y	Aquila Narragansett Fund (Acquired Fund) Class Y	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.16%	0.24%	0.23%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.64%	0.73%	0.52%
Waivers / Reimbursements[2]	(0.04)%	-	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.52%	0.64%	0.71%[3]	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life

Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class Z	Aquila Kentucky Fund (Acquired Fund) Class A	Aquila Narragansett Fund (Acquired Fund) Class A	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class Z
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None[1]	None[1]	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.13%	0.24%	0.23%	0.12%[2]
Total Annual Fund Operating Expenses	0.68%	0.79%	0.88%	0.67%
Waivers / Reimbursements[3]	-	-	(0.02)%[4]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.68%	0.79%	0.86%[4]	0.67%

1 Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during 13 to 18 months after purchase.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem or hold all of your shares, as indicated below, at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 7-10 of the Aquila Kentucky Fund and to Investor Class shares in years 9-10 of the Acquiring Fund; expenses could be lower if you are eligible to convert to Class A shares of the Acquiring Fund instead. The Example also assumes that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund)

Expenses After	Class A
1 Year	$376
3 Years	$547
5 Years	$732
10 Years	$1,268

Expenses After	Class C
1 Year	$215
3 Years	$368
5 Years	$640
10 Years	$1,350

Expenses After	Class I
1 Year	$53
3 Years	$175
5 Years	$309
10 Years	$698

Expenses After	Class Z
1 Year	$367
3 Years	$511
5 Years	$667
10 Years	$1,121

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$115
3 Years	$368
5 Years	$640
10 Years	$1,350

Aquila Kentucky Fund (Acquired Fund)

Expenses After	Class A	Class C
1 Year	$378	$266
3 Years	$545	$514
5 Years	$726	$887
10 Years	$1,249	$1,501

Expenses After	Class F	Class I
1 Year	$62	$101
3 Years	$195	$315
5 Years	$340	$547
10 Years	$762	$1,213

Expenses After	Class Y
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$166
3 Years	$514
5 Years	$887
10 Years	$1,501

MainStay MacKay Strategic Municipal Allocation Fund Pro Forma (Aquila Kentucky Fund and Acquiring Fund)

Expenses After	Class A	Class C
1 Year	$77	$209
3 Years	$539	$340
5 Years	$715	$590
10 Years	$1,226	$1,266

Expenses After	Class I	Class Z
1 Year	$53	$366
3 Years	$167	$508
5 Years	$291	$662
10 Years	$653	$1,109

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,266

MainStay MacKay Strategic Municipal Allocation Fund Pro Forma (Aquila Kentucky Fund, Aquila Narragansett Fund and Acquiring Fund)

Expenses After	Class A	Class C
1 Year	$77	$209
3 Years	$539	$340
5 Years	$715	$590
10 Years	$1,226	$1,266

Expenses After	Class I	Class Z
1 Year	$53	$366
3 Years	$167	$508
5 Years	$291	$662
10 Years	$653	$1,109

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,266

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2023 and for the period from April 1, 2023 through September 30, 2023, the Aquila Kentucky Fund’s portfolio turnover rate was 10% and 9%, respectively, of the average value of its portfolio. During the fiscal year ended April 30, 2023 and for the period from May 1, 2023 through October 31, 2023, the Acquiring Fund’s portfolio turnover rate was 81% and 12%, respectively, of the average value of its portfolio.

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Aquila Kentucky Fund and the Acquiring Fund are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Fund’s policies pertaining to purchasing, exchanging and selling shares of the Acquiring Fund, please see Appendix D. For more information on the Aquila Kentucky Fund’s policies pertaining to purchasing, exchanging and selling shares of the Aquila Kentucky Fund, please see the Aquila Kentucky Fund’s current prospectus incorporated herein by reference.

Dividends and Other Distributions

The Aquila Kentucky Fund declares dividends daily from net investment income and makes payments monthly. The Aquila Kentucky Fund intends to distribute annually any net capital gains. The Acquiring Fund has an identical approach to dividends and other distributions.

U.S. Federal Income Tax Consequences

The Aquila Kentucky Fund has elected and has qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code and the Acquiring Fund has elected and has qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code for its taxable year that includes the Closing Date. Distributions by each Fund are generally expected to be exempt from federal income tax. However, a portion of the distributions may be subject to the alternative minimum tax. Additionally, each Fund may derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, generally will be taxable.

Distributions by the Aquila Kentucky Fund prior to the Closing Date are generally expected to be exempt from Kentucky state income taxes. Dividends paid by the Acquiring Fund after the Closing Date will not be exempt from Kentucky state income taxes (except to the extent attributable to income from Kentucky municipal bonds). Tax-exempt dividends from the Acquiring Fund may not qualify for a state or local income tax exemption in certain states or localities.

As a condition to the closing of the Aquila Kentucky Reorganization, the Aquila Kentucky Fund and Acquiring Fund will have received from Dechert LLP, legal counsel to the Acquiring Fund and the Acquiring Fund’s Independent Trustees, an opinion to the effect that the Aquila Kentucky Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, no gain or loss is expected to be recognized by the Aquila Kentucky Fund or the shareholders of the Aquila Kentucky Fund as a result of the Aquila Kentucky Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by the Aquila Kentucky Fund’s shareholder is expected to be the same as the aggregate tax basis of the shares of the Aquila Kentucky Fund exchanged therefor. However, any securities transactions conducted prior to the Closing Date of the Aquila Kentucky Reorganization may result in the recognition of income or capital gain for the Aquila Kentucky Fund, which may result in taxable distributions to shareholders of the Aquila Kentucky Fund before the date of the Aquila Kentucky Reorganization. For more detailed information about the tax consequences of the Aquila Kentucky Reorganization please refer to the “Information About the Reorganization – U.S. Federal Income Tax Consequences” section below.

Fundamental Investment Restrictions

In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. The fundamental investment restrictions of each Fund, set forth below, are identical. Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.

Aquila Kentucky Fund	Acquiring Fund
1. The Fund may not borrow money except as permitted by the 1940 Act.	1. The Fund may borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
2. The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except as permitted by the 1940 Act.

2. The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction,

Aquila Kentucky Fund	Acquiring Fund
from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).
3. The Fund may not purchase or sell real estate except as permitted by the 1940 Act.	3. The Fund may purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
4. The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by the 1940 Act.	4. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
5. The Fund may lend money or other assets to the extent permitted by the 1940 Act.	5. The Fund may make loans to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
6. The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.	6. The Fund may act an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
7. The Fund may not issue senior securities except as permitted by the 1940 Act.	7. The Fund may issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
8. At least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Kentucky income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.	8. The Fund, under normal circumstances, will invest at least 80% of the value of the Fund’s net assets, plus any borrowings for investment purposes, in investments the income from which is exempt from federal income tax and federal alternative minimum tax.
9. The Fund shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

We do not believe that any differences in the description of the Funds’ fundamental investment restrictions set forth above will result in any material differences in the way that the Funds are managed, with the exception of the fundamental investment restriction of the Acquiring Fund requiring it to be a “diversified company.” The Aquila Kentucky Fund has operated as a “non-diversified” company. Under the 1940 Act, a fund may change its classification from non-diversified to diversified without shareholder approval.

Material Differences in the Rights of Fund Shareholders

MainStay Funds Trust is a Delaware statutory trust while the Aquila Municipal Trust is a Massachusetts business trust. They are also each governed by their own Declaration of Trust and By-laws. A fund organized as a Massachusetts business trust is governed by its declaration of trust and by-laws or similar instruments. The power and authority to manage the fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. A fund organized as a Delaware statutory trust, on the other hand, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust and by-laws or similar instruments. For a Delaware statutory trust, unlike a Massachusetts business trust, the law prescribes many aspects of corporate governance.

Shareholders of a Delaware statutory trust generally are shielded from personal liability for the trust’s debts or obligations. Shareholders of a Massachusetts business trust, on the other hand, are not shielded by the form of organization from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The Declaration of Trust of the Acquired Fund contains such provisions.

Similarly, the trustees of a Massachusetts business trust are not shielded from personal liability for the obligations of the trust by the form of organization. The trustees of a Delaware statutory trust, on the other hand, generally are shielded from personal liability for the trust’s acts or obligations under the Delaware Act. Courts in Massachusetts, however, have recognized limitations of a trustee’s liability in contract actions for the obligations of a trust contained in the trust’s declaration, and the Declaration of Trust of the Acquired Fund contains such provisions limiting the liability of the Acquired Fund’s Trustees, and also provides for indemnification of the Acquired Fund’s Trustees to the extent that a Trustee is found personally liable, for the Acquired Fund’s acts or obligations.

The Delaware Act addresses the right of a shareholder to bring a derivative action against the trust if the trustees refuse to do so. Under the Delaware Act, a shareholder’s derivative action may be subject to such additional standards and restrictions as are set forth in the declaration of trust. Massachusetts courts generally have required shareholders of business trusts to follow the provisions of the Massachusetts Business Corporation Act with respect to derivative lawsuits.

Copies of each Fund’s Declaration of Trust and By-laws are available to shareholders without charge upon written request to the applicable Fund.

Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

	Aquila Kentucky Fund	Acquiring Fund
Voting Rights

Shareholders shall not have the power to vote only on any matter except: (i) for the election or removal of Trustees; (ii) with respect to the termination of Aquila Municipal Trust or a series or class thereof, if such action is recommended by the vote of a majority of the Trustees; however, the Trust or a series or class thereof may be terminated by the unanimous vote of the Trustees with written notice to shareholders but without requiring shareholder approval;

Shareholders have the power to vote only with respect to: (a) the election or removal of Trustees; and (b) such additional matters relating to MainStay Funds Trust as may be required by applicable law, the Declaration of Trust, the By-laws or any registration statement of MainStay Funds Trust filed with the SEC (or any successor agency), or as the Trustees may consider necessary or desirable.

(iii) with respect to any merger, reorganization, consolidation or sale of assets; (iv) with respect to any amendment of the Declaration of Trust which would diminish or eliminate any voting rights of shareholders under the Declaration of Trust; and (v) with respect to such additional matters relating to Aquila Municipal Trust as may be required by law or as the Trustees may consider and determine necessary or desirable.

Shareholder Quorum

The holders of outstanding shares entitled to vote and present in person or by proxy representing one-third of the voting power of Aquila Municipal Trust shall constitute a quorum at any meeting of the shareholders, except that where pursuant to any provision of law, the Declaration or the By-laws a vote shall be taken by individual series or class then outstanding shares entitled to vote and present in person or by proxy representing one-third of the voting power of that series or class shall be necessary to constitute a quorum for the transaction of business by that series or class.

Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote separately from any other shares, thirty-three and one-third percent (33-1/3%) of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Election of Trustees	A plurality of the shares voted shall elect a Trustee.	A plurality of the shares voted shall elect a Trustee.
Removal of Trustees

Any Trustee may be removed from office (i) with or without cause by the affirmative vote of the holders of shares representing a majority of votes cast at a meeting of shareholders at which a quorum is present; (ii) with cause by the action of at least two-thirds (2/3) of the Trustees whose removal is not proposed; or (iii) without cause by the unanimous action of the Trustees whose removal is not proposed, specifying the date when such removal shall become effective.

Any Trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds (2/3) of the outstanding shares of the MainStay Funds Trust.
Approval of a Consolidation or Merger

Aquila Municipal Trust or any series or class may sell, lease, transfer, pledge, exchange, convey or dispose of all or substantially all of the trust property (or all or substantially all of the trust property allocated or belonging to a particular series or class), including its good will, to any one or more business trusts or other business entities or series or classes thereof (including another series or class of Aquila Municipal Trust) or may merge or consolidate with or into one or more business trusts or other business entities or series, in each case upon such terms and conditions and

The Trustees may, without shareholder approval, unless such approval is required by applicable law, cause the MainStay Funds Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act and that is formed, organized or existing under the laws of the United States for such consideration (which may include the assumption of some or all of the outstanding obligations and liabilities, accrued or contingent, whether known or unknown, of Aquila Municipal Trust or such series or class), as authorized by the Trustees and consented to by the affirmative vote of the shareholders representing at least a majority of the voting power of the shares of Aquila Municipal Trust or such series or class thereof outstanding and entitled to vote.

or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act. Additionally, the Trustees may, without shareholder approval, unless such approval is required by applicable law, cause any one or more series (or classes) of MainStay Funds Trust to merge or consolidate with or into any one or more other series (or classes) of MainStay Funds Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations.

Termination of a Trust or Fund

Aquila Municipal Trust or any series or class of Aquila Municipal Trust may be terminated at any time (i) by the unanimous vote of the Trustees with written notice to the shareholders of Aquila Municipal Trust or such series or class, as the case may be, or (ii) if such action is recommended by the vote of a majority of the Trustees, by the affirmative vote of the shareholders of Aquila Municipal Trust or such series or class.

MainStay Funds Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders. Any series or class thereof may be terminated at any time by vote of a majority of the shares of such series or class entitled to vote or by the Trustees by written notice to the shareholders of such series or class.

Comparison of Valuation Policies

The value of the Acquiring Fund’s investments is generally based (in whole or in part) on current market prices. If current market values of the Acquiring Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board of Trustees of MainStay Funds Trust. A significant event occurring after the close of trading but before the calculation of the Acquiring Fund’s NAVs may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board of Trustees of MainStay Funds Trust. New York Life Investments is the Valuation Designee of the Acquiring Fund. Pursuant to the Reorganization Agreement, the Acquiring Fund’s valuation procedures will be used to determine the value of the securities transferred in connection with the Aquila Kentucky Reorganization.

The Aquila Kentucky Fund’s portfolio securities generally are fair valued on the basis of market valuations furnished by a pricing service, which may use market prices for comparable securities or broker/dealer quotations or a variety of fair valuation techniques and methodologies to determine valuations. Any securities or assets for which pricing services are unable to supply prices, or if the prices supplied are determined to be unreliable are valued at their fair value. Aquila, the Aquila Kentucky Fund’s Valuation Designee, is responsible for fair valuation subject to oversight by the Aquila Kentucky Fund’s Board of Trustees. Aquila also monitors information it routinely receives for significant events it believes will affect prices of portfolio instruments held by the Aquila Kentucky Fund. Significant events may affect a particular security or may affect securities markets (for example, a natural disaster that causes a market to close). If Aquila is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that Aquila believes has affected or is likely to affect the price of the instrument, Aquila, as the Aquila Kentucky Fund’s Valuation Designee, will use its best judgment to determine a fair value for that portfolio instrument.

Based on the portfolio holdings as of the date of this Proxy Statement/Prospectus, it is not anticipated that the valuation of the Aquila Kentucky Fund’s portfolio securities under the Aquila Kentucky Fund’s valuation procedures will be materially different than the valuation of the portfolio securities under the Acquiring Fund’s valuation procedures.

INFORMATION ABOUT THE AQUILA KENTUCKY REORGANIZATION

The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

Terms of the Reorganization Agreement

On the Closing Date, the Aquila Kentucky Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Aquila Kentucky Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures, established by the Board, and the assumption by the Acquiring Fund of all the liabilities of the Aquila Kentucky Fund.

The Aquila Kentucky Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Aquila Kentucky Fund immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Aquila Kentucky Fund will be deemed canceled on the books of the Aquila Kentucky Fund.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Aquila Kentucky Fund and Acquiring Fund, respectively, are conditioned upon, among other things:

●	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

●	the receipt of all necessary approvals, consents, and authorizations under federal, state and local laws;

●

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement; and

●	the effectiveness under applicable law of the Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto.

The Reorganization is one of several reorganizations of funds in Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. Even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Aquila Kentucky Reorganization, consummation of the Aquila Kentucky Reorganization is subject to certain conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such conditions and other conditions are not satisfied or waived, then the Aquila Kentucky Reorganization may not be consummated. If the Aquila Kentucky Reorganization does not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue the Acquired Fund as a series of Aquila Municipal Trust or it may, depending on its assessment of the Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate the Acquired Fund.

The Reorganization Agreement may be terminated by the Board, on behalf of either the Acquiring Fund or the Aquila Kentucky Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization Agreement inadvisable.

U.S. Federal Income Tax Consequences

The following is a general summary of certain U.S. federal income tax consequences of the Aquila Kentucky Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

The Aquila Kentucky Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” described in Section 368(a) of the Code. As a condition to the closing of the Aquila Kentucky Reorganization, the Aquila Kentucky Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for U.S. federal income tax purposes:

1)

The transfer of the Aquila Kentucky Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Aquila Kentucky Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Aquila Kentucky Fund in complete liquidation of the Aquila Kentucky Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

2)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Aquila Kentucky Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Aquila Kentucky Fund;

3)

The basis in the hands of the Acquiring Fund of the assets of the Aquila Kentucky Fund transferred to the Acquiring Fund in the Aquila Kentucky Reorganization will be the same as the basis of such assets in the hands of the Aquila Kentucky Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (5) below;

4)

The holding periods of the assets of the Aquila Kentucky Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (5) below, in the hands of the Acquiring Fund will include the periods during which such assets were held by the Aquila Kentucky Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

5)

No gain or loss will be recognized by the Aquila Kentucky Fund upon the transfer of the Aquila Kentucky Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Aquila Kentucky Fund, or upon the distribution (whether actual or constructive) by the Aquila Kentucky Fund of shares of the Acquiring Fund to the shareholders of the Aquila Kentucky Fund in liquidation, except that the Aquila Kentucky Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

6)

The shareholders of the Aquila Kentucky Fund will not recognize a gain or loss upon the exchange of their shares of the Aquila Kentucky Fund solely for shares of the Acquiring Fund as part of the Aquila Kentucky Reorganization;

7)

The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Aquila Kentucky Fund receive in connection with the Aquila Kentucky Reorganization will be the same as the aggregate basis of their respective shares in the Aquila Kentucky Fund exchanged therefor;

8)

The holding period for the shares of the Acquiring Fund that a shareholder of the Aquila Kentucky Fund receives in the Aquila Kentucky Reorganization will include the period for which it held the shares of the Aquila Kentucky Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Aquila Kentucky Fund as capital assets; and

9)

The Acquiring Fund will succeed to and take into account those tax attributes of the Aquila Kentucky Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Aquila Kentucky Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. The opinion will be based on certain factual certifications made by the Aquila Kentucky Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Aquila Kentucky Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Aquila Kentucky Reorganization. If the Aquila Kentucky Reorganization were consummated but the IRS or the courts were to determine that the Aquila Kentucky Reorganization did not qualify as a “reorganization” under the Code, and thus was taxable, the Aquila Kentucky Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Aquila Kentucky Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Aquila Kentucky Fund shares and the fair market value of the shares of the Acquiring Fund it received.

Prior to the closing of the Aquila Kentucky Reorganization, the Aquila Kentucky Fund will declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its net tax-exempt income, investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing of the Aquila Kentucky Reorganization. These distributions, aside from distributions of net tax-exempt income properly reported as exempt-interest dividends, will be taxable to shareholders that do not hold shares through a tax-advantaged arrangement.

Even if the Aquila Kentucky Reorganization is a “reorganization” for U.S. federal income tax purposes, repositioning of the Aquila Kentucky Fund’s portfolios may result in recognition of income or capital gain, which may result in taxable distributions to shareholders of the Aquila Kentucky Fund before the date of the Aquila Kentucky Reorganization.

The Aquila Kentucky Reorganization may result in a number of different limitations on the Acquiring Fund’s ability to use realized and unrealized losses of the Aquila Kentucky Fund and the Acquiring Fund. In the taxable year of the Acquiring Fund in which the Aquila Kentucky Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards of the Aquila Kentucky Fund (including from the Aquila Kentucky Fund’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

The Aquila Kentucky Reorganization may result in limitations on the Acquiring Fund’s ability, following the Aquila Kentucky Reorganization, to use capital loss carryforwards of the Aquila Kentucky Fund (including carryforwards generated in the tax year of the Aquila Kentucky Fund ending on the Closing Date). Those limitations, imposed by Section 382 of the Code, may apply if the shareholders of the Aquila Kentucky Fund own less than 50% of the combined fund immediately after the Aquila Kentucky Reorganization, and will be imposed on an annual basis. The Aquila Kentucky Reorganization may result in limitations on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of the Aquila Kentucky Fund’s assets on the Closing Date. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. This annual limitation on the use of the Aquila Kentucky Fund’s carryforwards for periods following the Aquila Kentucky Reorganization generally will equal the product of the net asset value of the Aquila Kentucky Fund immediately prior to the Aquila Kentucky Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Aquila Kentucky Reorganization. This limitation may be prorated in the taxable year of the Acquiring Fund in which the Aquila Kentucky Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

The Aquila Kentucky Reorganization may result in limitations on the Acquiring Fund’s ability, after the Aquila Kentucky Reorganization, to use capital loss carryforwards of the Acquiring Fund, a portion of any losses recognized by the Acquiring Fund in its tax year that includes the Aquila Kentucky Reorganization, and potentially on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets immediately prior to the Aquila Kentucky Reorganization. These limitations may apply if the Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the Aquila Kentucky Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of these carryforwards for periods following the Aquila Kentucky Reorganization generally will equal the product of the net asset value of the Acquiring Fund immediately prior to the Aquila Kentucky Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Aquila Kentucky Reorganization.

If the Acquiring Fund or the Aquila Kentucky Fund has a net unrealized gain inherent in its assets at the time of the Aquila Kentucky Reorganization, then, under certain circumstances, the Acquiring Fund, after the Aquila Kentucky Reorganization, may not offset that gain, to the extent realized within five years of the Aquila Kentucky Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Aquila Kentucky Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Aquila Kentucky Reorganization in the assets of the other Fund.

As a result of the Aquila Kentucky Reorganization, losses and loss carryforwards will benefit the shareholders of the combined fund, rather than the shareholders of the Aquila Kentucky Fund that incurred them. By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, as a result of the Aquila Kentucky Reorganization than they would have if the Aquila Kentucky Reorganization did not occur.

Since the Aquila Kentucky Reorganization is not expected to close until July 19, 2024, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the date of the Aquila Kentucky Reorganization. The ability of each Fund to use capital losses to offset gains (even in the absence of the Aquila Kentucky Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

As of the end of its most recent semi-annual fiscal period of September 30, 2023, the Aquila Kentucky Fund had $694,311 in capital loss carryforwards. As of the end of its last fiscal year ended October 31, 2023, the Acquiring Fund had $6,693,429 in capital loss carryforwards.

Tax-exempt dividends from the Acquiring Fund may not qualify for a state or local income tax exemption in certain states or localities. Shareholders of the Aquila Kentucky Fund should consult their tax advisers regarding the income tax consequences of holding shares in the Acquiring Fund, including differences in the state and local tax treatment of dividends received from the Aquila Kentucky Fund and the Acquiring Fund.

This description of certain U.S. federal income tax consequences of the Aquila Kentucky Reorganization does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign and other tax laws.

Expenses of the Aquila Kentucky Reorganization and Related Costs

The expenses of the Aquila Kentucky Reorganization will be paid by New York Life Investments (or its affiliates). The expenses of the Aquila Kentucky Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Aquila Kentucky Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Aquila Kentucky Fund will bear any of the direct costs of the Reorganization.

Portfolio Transitioning

As discussed above, Aquila does not anticipate that it will need to sell the Aquila Kentucky Fund’s holdings if the Aquila Kentucky Reorganization is approved by shareholders. If any of Aquila Kentucky Fund’s holdings are sold prior to the Closing Date, any such portfolio transitioning may result in the recognition of income or capital gain, which may result in taxable distributions to shareholders of the Aquila Kentucky Fund before the date of the Aquila Kentucky Reorganization. It is not possible at this time to provide an estimate of the gain or loss to be recognized by the Aquila Kentucky Fund that would be carried over to the Acquiring Fund for federal income tax purposes in connection with the transition of the Aquila Kentucky Fund’s portfolio.

Additionally, following the Reorganization, the Acquiring Fund may sell a portion of the assets obtained from the Aquila Kentucky Fund in a manner consistent with its investment strategies and policies. If the Reorganization is approved by shareholders and certain other conditions are met, it is anticipated that approximately 78% of the investments held by the Aquila Kentucky Fund will be sold by the Acquiring Fund following consummation of the Aquila Kentucky Reorganization. Although the transaction costs associated with these transactions would be borne by the Acquiring Fund, it is not possible to precisely quantify transaction costs in transitioning a fixed income portfolio because bonds, unlike equities, do not trade continuously on an exchange with a published bid / ask spread. The secondary market for fixed income securities is a dealer-driven market in which transactions occur over-the-counter at a negotiated price between the Acquiring Fund and a dealer. The Team does not expect meaningful mark-ups given the Acquiring Fund’s current holdings predominantly consist of liquid, U.S. municipal securities. The actual amounts of brokerage and other transaction expenses may change at the time of the Reorganization based on market conditions and other factors. Any such portfolio transitioning may result in the recognition of income or capital gain, which may result in taxable distributions to shareholders of the Acquiring Fund. Following the Aquila Kentucky Reorganization, the Acquiring Fund’s ability to carry forward and use the Aquila Kentucky Fund’s or its own pre-Reorganization capital losses, if any, may be limited.

For more information regarding the tax treatment of distributions, please see “Understand the Tax Consequences” in Appendix B to the Proxy Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

Agreement between New York Life Investments and Aquila

In connection with the Aquila Kentucky Reorganization, New York Life Investments and Aquila have entered into an agreement pursuant to which New York Life Investments has agreed to purchase from Aquila certain assets that relate to Aquila’s business of management and operation of mutual funds, including the Aquila Kentucky Fund, contingent upon the closing of the Aquila Kentucky Reorganization, among other contingencies. Under this agreement, Aquila has agreed to use its reasonable best efforts to obtain the approval of the Aquila Kentucky Reorganization by the Board of Trustees of Aquila Municipal Trust and the Aquila Kentucky Fund’s shareholders, subject to any fiduciary duty to which Aquila may be subject.

Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain conditions are met. Although MainStay Funds Trust and New York Life Investments do not believe Section 15(f) of the 1940 Act applies to the Aquila Kentucky Reorganization, each has covenanted to comply with Section 15(f) of the 1940 Act in a manner that would qualify for the “safe harbor” provided by Section 15(f) as if Section 15(f) applied, and consequently:

1.   for a period of three years after the Closing Date, at least 75% of the Trustees of MainStay Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Aquila or New York Life Investments, and

2.   for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Fund as a result of the Aquila Kentucky Reorganization or any express or implied terms, conditions, or understandings applicable thereto.

PROPOSAL TWO

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Narragansett Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Aquila Narragansett Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Narragansett Fund.

Only shareholders of the Aquila Narragansett Fund will vote on Proposal One.

COMPARISON OF THE AQUILA NARRAGANSETT FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The Aquila Narragansett Fund’s investment objective is fundamental and may not be changed without shareholder approval. The Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

The following table shows the investment objectives of each Fund:

Aquila Narragansett Fund	Acquiring Fund
The Fund’s objective is to provide you as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

Principal Investment Strategies

Each Fund invests primarily in municipal obligations, however, there are certain important differences in the Funds’ principal investment strategies, including:

-

Under normal circumstances, the Aquila Narragansett Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. The Acquiring Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in municipal bonds, the income from which is exempt from federal income tax, without regard to whether it is exempt from Rhode Island state income tax.

-

The Acquiring Fund invests, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay, the Acquiring Fund’s Subadvisor. The Acquiring Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by MacKay. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Municipal bonds that are rated below investment grade may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds. The Acquiring Fund’s Portfolio Management Team (the “Team”) dynamically allocates the Fund’s assets across investment grade and high yield municipal bond securities. While the Team focuses primarily on investment grade quality securities, they may opportunistically allocate to high yield bonds based upon changes in relative value within the municipal fixed income markets. The Team believes that high yield is often underutilized in traditional municipal bond portfolios and may offer incremental total return and diversification benefits.

-

In contrast to the Acquiring Fund, the Acquired Fund’s investments in municipal bonds issued by the State of Rhode Island, its counties and various other local authorities must be of investment grade quality at the time of purchase.

-

The Acquiring Fund expects generally to invest in municipal bonds that have a maturity of 3 to 10 years, although the Acquiring Fund may invest in instruments of any duration or maturity. In contrast, the weighted average maturity of the Acquired Fund has traditionally been between 5 and 15 years.

-

The Acquiring Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. In contrast, the Acquired Fund does not invest in derivatives.

-

The Aquilla Narragansett Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a greater percentage of its assets in a smaller number of issuers than the Acquiring Fund, which is classified as a “diversified fund.”

-

In selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks that the subadvisor believes may have a material impact on the performance of a security.

The principal investment strategies of each Fund are as follows:

Aquila Narragansett Fund	Acquiring Fund

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. In general, all or almost all of these obligations are issued by the State of Rhode Island, its counties and various other local authorities; these obligations may also include certain other governmental issuers. We call these “Rhode Island Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes. Some Rhode Island Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Rhode Island Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself. These obligations can be of any maturity, but the Fund’s weighted average maturity has traditionally been between 5 and 15 years. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

At the time of purchase, the Fund’s Rhode Island Obligations must be of investment grade quality. This means that they must either

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds, the income from which is exempt from federal income tax. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3 to 10 years, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will invest, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay Shields LLC, the Fund’s Subadvisor. The Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by the Subadvisor. If NRSROs assign different ratings to the same security,

Aquila Narragansett Fund	Acquiring Fund

●   be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

●   if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Clarfeld Financial Advisors, LLC, a wholly-owned subsidiary of Citizens Bank, N.A. (the “Sub-Adviser”).

The Sub-Adviser selects obligations for the Fund’s portfolio in order to achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may not invest more than 20% of its net assets in investments subject to the federal alternative minimum tax. Some of the Fund’s earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

The Fund may invest in privately issued securities.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach in seeking to achieve the Fund’s investment objective. The Subadvisor’s strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to seek to achieve the Fund’s investment objective, to enhance the Fund’s investment return and to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market and tax policies, and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk

Aquila Narragansett Fund	Acquiring Fund

is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

On an ongoing basis, the Subadvisor meets to discuss and, where necessary, make changes to the Fund’s portfolio allocations. Typically, the Subadvisor considers a number of factors including overall market conditions, and the economic, technical, fundamental and regulatory factors that influence the relative value of municipal securities. In addition to setting target guidelines with respect to yield curve positioning, quality distribution, sector weights and individual security exposures, the Subadvisor will establish the Fund’s target allocation between investment grade municipal securities and high yield municipal securities. The asset allocation decision is based on the Subadvisor’s subjective assessment of the risk-adjusted expected returns of investment grade securities and high yield municipal securities over the next twelve to eighteen months.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Principal Risks

The principal risks of each Fund are similar, except that, as noted above, the Acquiring Fund may invest to a greater extent than the Acquired Fund in below-investment grade securities and derivatives, and the subadvisor to the Acquiring Fund may take into account environmental, social and governance risks that the subadvisor believes may have a material impact on the performance of a security. In addition, the Aquila Narragansett Fund is subject to a principal risk associated with a focus on investments in Rhode Island, whereas this is not a principal risk of the Acquiring Fund. Although some of the principal risks are the same, the Funds use different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in the Funds depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix C.

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares and adversely affect the Fund and its investments.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark.

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

• General Obligation Bonds Risk—timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

• Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

• Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

• Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

• Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

• Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipal leases may pose additional risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market and economic and societal events, such as infectious diseases and increased unemployment. Actions that municipalities may take in response to such events could result in disruption or reduced operations and productivity for businesses, thereby causing reduced tax revenues and increased budgetary pressures, which may adversely affect the issuer’s financial condition or ability to meet its financial obligations. Such events and uncertainties could cause increased volatility and reduced liquidity in the municipal securities market and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund.

Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial, economic and other conditions, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal securities.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as “junk bonds”) may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund’s ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund’s yield will fluctuate with changes in short-term interest rates.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable, possibly retroactively to the date the obligation was issued, because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue

Service or noncompliant conduct of a bond issuer. In such event, the value of the security would likely fall and a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund’s investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Private Placement and Restricted Securities Risk: The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Municipal Bond Focus Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Fund focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Variable Rate Demand Instruments Risk: A variable rate demand instrument is generally subject to certain of the risks associated with debt securities. Variable rate demand instruments are also subject to potential delays between the instrument’s periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument’s demand feature, as well as the risk that such third party’s obligations may terminate or that it may otherwise fail to meet such obligations.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the current fees and expenses of the Funds before and after the Reorganizations, assuming separately that the Aquila Narragansett Reorganization alone is consummated and assuming that both Reorganizations are consummated. Fees and expenses of the Aquila Narragansett Fund are as of September 30, 2023. Fees and expenses of the Acquiring Fund are as of October 31, 2023.

It is important to note that following the Aquila Narragansett Reorganization, shareholders of the Aquila Narragansett Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Acquiring Fund. No sales charge will be assessed to shares received in connection with the Aquila Narragansett Reorganization.

The Aquila Narragansett Fund offers Class A, Class C, Class F, Class I and Class Y shares. If shareholders approve the Aquila Narragansett Reorganization, they will receive shares of the Acquiring Fund as set forth in the table below:

Aquila Narragansett Tax-Free Income Fund	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F	Class I
Class I	Class A
Class Y	Class I

Aquila Narragansett Reorganization Only

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class A	Aquila Narragansett Fund (Acquired Fund) Class I	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class A
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None[1]	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.25%
Other Expenses	0.16%	0.18%	0.12%[2]
Total Annual Fund Operating Expenses	0.81%	1.08%	0.77%
Waivers / Reimbursements[3]	(0.04)%	(0.02)%[4]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.77%	1.06%[4]	0.77%

1 No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class C	Aquila Narragansett Fund (Acquired Fund) Class C	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.50%
Other Expenses	0.27%	0.23%	0.17%[1]

Total Annual Fund Operating Expenses	1.17%	1.73%	1.07%
Waivers / Reimbursements[2]	(0.04)%	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.13%	1.71%[3]	1.07%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Narragansett Fund (Acquired Fund) Class F	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.16%	0.21%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.71%	0.52%
Waivers / Reimbursements2	(0.04)%	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements2	0.52%	0.69%[3]	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Narragansett Fund (Acquired Fund) Class Y	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.16%	0.23%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.73%	0.52%
Waivers / Reimbursements[2]	(0.04)%	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.52%	0.71%[3]	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class Z	Aquila Narragansett Fund (Acquired Fund) Class A	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class Z
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None[1]	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.13%[2]	0.23%	0.12%[2]
Total Annual Fund Operating Expenses	0.68%	0.88%	0.67%
Waivers / Reimbursements[3]	-	(0.02)%[4]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.68%	0.86%[4]	0.67%

1 Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during 13 to 18 months after purchase.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

Aquila Kentucky Reorganization and Aquila Narragansett Reorganization Together

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class A	Aquila Kentucky Fund (Acquired Fund) Class I	Aquila Narragansett Fund (Acquired Fund) Class I	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class A
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	3.00%

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None[1]	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.40%	0.40%	0.25%
Other Expenses	0.16%	0.19%	0.18%	0.12%[2]
Total Annual Fund Operating Expenses	0.81%	0.99%	1.08%	0.77%
Waivers / Reimbursements[3]	(0.04)%	-	(0.02)%[4]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.77%	0.99%	1.06%[4]	0.77%

1 No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class C	Aquila Kentucky Fund (Acquired Fund) Class C	Aquila Narragansett Fund (Acquired Fund) Class C	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.23%	0.23%	0.17%[1]
Total Annual Fund Operating Expenses	1.17%	1.63%	1.73%	1.07%
Waivers / Reimbursements[2]	(0.04)%	-	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	1.13%	1.63%	1.71%[3]	1.07%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Kentucky Fund (Acquired Fund) Class F	Aquila Narragansett Fund (Acquired Fund) Class F	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.16%	0.21%	0.21%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.61%	0.71%	0.52%
Waivers / Reimbursements[2]	(0.04)%	-	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.52%	0.61%	0.69%[3]	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class I	Aquila Kentucky Fund (Acquired Fund) Class Y	Aquila Narragansett Fund (Acquired Fund) Class Y	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.16%	0.24%	0.23%	0.12%[1]
Total Annual Fund Operating Expenses	0.56%	0.64%	0.73%	0.52%
Waivers / Reimbursements[2]	(0.04)%	-	(0.02)%[3]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.52%	0.64%	0.71%[3]	0.52%

1 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

2 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

3 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

	MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Class Z	Aquila Kentucky Fund (Acquired Fund) Class A	Aquila Narragansett Fund (Acquired Fund) Class A	MainStay MacKay Strategic Municipal Allocation Fund Pro Forma Combined Class Z
Shareholder Fees (fees paid directly from shareholder’s investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None[1]	None[1]	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)	0.40%	0.40%	0.50%	0.40%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.13%	0.24%	0.23%	0.12%[2]
Total Annual Fund Operating Expenses	0.68%	0.79%	0.88%	0.67%
Waivers / Reimbursements[3]	-	-	(0.02)%[4]	-
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.68%	0.79%	0.86%[4]	0.67%

1 Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during 13 to 18 months after purchase.

2 With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.

3 New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4 Aquila Investment Management LLC has contractually undertaken to waive its fees to the extent necessary so that the annual management fee rate is equivalent to 0.48 of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46 of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44 of 1% of net assets above $1,000,000,000. This contractual undertaking is in effect until September 30, 2024. Prior to September 30, 2024, Aquila may not terminate the arrangement without the approval of the Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem or hold all of your shares, as indicated below, at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 7-10 of the Aquila Narragansett Fund and to Investor Class shares in years 9-10 of the Acquiring Fund; expenses could be lower if you are eligible to convert to Class A shares of the Acquiring Fund instead. The Example also assumes that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund)

Expenses After	Class A
1 Year	$376
3 Years	$547
5 Years	$732
10 Years	$1,268

Expenses After	Class C

1 Year	$215
3 Years	$368
5 Years	$640
10 Years	$1,350

Expenses After	Class I
1 Year	$53
3 Years	$175
5 Years	$309
10 Years	$698

Expenses After	Class Z
1 Year	$367
3 Years	$511
5 Years	$667
10 Years	$1,121

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$115
3 Years	$368
5 Years	$640
10 Years	$1,350

Aquila Narragansett Fund (Acquired Fund)

Expenses After	Class A	Class C
1 Year	$385	$274
3 Years	$570	$543
5 Years	$771	$937
10 Years	$1,350	$1,607

Expenses After	Class F	Class I
1 Year	$70	$108
3 Years	$225	$341
5 Years	$393	$594
10 Years	$881	$1,315

Expenses After	Class Y
1 Year	$73
3 Years	$231
5 Years	$404
10 Years	$905

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$174
3 Years	$543
5 Years	$937
10 Years	$1,607

MainStay MacKay Strategic Municipal Allocation Fund Pro Forma (Aquila Narragansett Fund and Acquiring Fund)

Expenses After	Class A	Class C
1 Year	$376	$209
3 Years	$539	$340
5 Years	$715	$590
10 Years	$1,226	$1,266

Expenses After	Class I	Class Z
1 Year	$53	$366
3 Years	$167	$508
5 Years	$291	$662
10 Years	$653	$1,109

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,266

MainStay MacKay Strategic Municipal Allocation Fund Pro Forma (Aquila Kentucky Fund, Aquila Narragansett Fund and Acquiring Fund)

Expenses After	Class A	Class C
1 Year	$376	$209
3 Years	$539	$340
5 Years	$715	$590
10 Years	$1,226	$1,266

Expenses After	Class I	Class Z
1 Year	$53	$366
3 Years	$167	$508
5 Years	$291	$662

10 Years	$653	$1,109

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Class C
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,266

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2023 and for the period from April 1, 2023 through September 30, 2023, the Aquila Narragansett Fund’s portfolio turnover rate was 3% and 5%, respectively, of the average value of its portfolio. During the fiscal year ended April 30, 2023 and for the period from May 1, 2023 through October 31, 2023, the Acquiring Fund’s portfolio turnover rate was 81% and 12%, respectively, of the average value of its portfolio.

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Aquila Narragansett Fund and the Acquiring Fund are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Fund’s policies pertaining to purchasing, exchanging and selling shares of the Acquiring Fund, please see Appendix D. For more information on the Aquila Narragansett Fund’s policies pertaining to purchasing, exchanging and selling shares of the Aquila Narragansett Fund, please see the Aquila Narragansett Fund’s current prospectus incorporated herein by reference.

Dividends and Other Distributions

The Aquila Narragansett Fund declares dividends daily from net investment income and makes payments monthly. The Aquila Narragansett Fund intends to distribute annually any net capital gains. The Acquiring Fund has an identical approach to dividends and other distributions.

U.S. Federal Income Tax Consequences

The Aquila Narragansett Fund has elected and has qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code and the Acquiring Fund has elected and has qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code for its taxable year that includes the Closing Date. Distributions by each Fund are generally expected to be exempt from federal income tax. However, a portion of the distributions may be subject to the alternative minimum tax. Additionally, each Fund may derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, generally will be taxable.

Distributions by the Aquila Narragansett Fund prior to the Closing Date are generally expected to be exempt from Rhode Island state income taxes. Dividends paid by the Acquiring Fund after the Closing Date will not be exempt from Rhode Island state income taxes (except to the extent attributable to income from Rhode Island municipal bonds). Tax-exempt dividends from the Acquiring Fund may not qualify for a state or local income tax exemption in certain states or localities. As a condition to the closing of the Aquila Narragansett Reorganization, the Aquila Narragansett Fund and Acquiring Fund will have received from Dechert LLP, legal counsel to the Acquiring Fund and the Acquiring Fund’s Independent Trustees, an opinion to the effect that the Aquila Narragansett Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, no gain or loss is expected to be recognized by the Aquila Narragansett Fund or the shareholders of the Aquila Narragansett Fund as a result of the

Aquila Narragansett Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each of the Aquila Narragansett Fund’s shareholder is expected to be the same as the aggregate tax basis of the shares of the Aquila Narragansett Fund exchanged therefor. However, any securities transactions conducted prior to the Closing Date of the Aquila Narragansett Reorganization may result in the recognition of income or capital gain for the Aquila Narragansett Fund, which may result in taxable distributions to shareholders of the Aquila Narragansett Fund before the date of the Aquila Narragansett Reorganization. For more detailed information about the tax consequences of the Aquila Narragansett Reorganization please refer to the “Information About the Reorganization – U.S. Federal Income Tax Consequences” section below.

Fundamental Investment Restrictions

In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. The fundamental investment restrictions of each Fund, set forth below, are identical. Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.

Aquila Narragansett Fund	Acquiring Fund
1. The Fund may not borrow money except as permitted by the 1940 Act.	1. The Fund may borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
2. The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except as permitted by the 1940 Act.

2. The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).

3. The Fund may not purchase or sell real estate except as permitted by the 1940 Act.

3. The Fund may purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

4. The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by the 1940 Act.

4. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5. The Fund may lend money or other assets to the extent permitted by the 1940 Act.	5. The Fund may make loans to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Aquila Narragansett Fund	Acquiring Fund
6. The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

6. The Fund may act an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7. The Fund may not issue senior securities except as permitted by the 1940 Act.	7. The Fund may issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
8. At least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island income and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.

8. The Fund, under normal circumstances, will invest at least 80% of the value of the Fund’s net assets, plus any borrowings for investment purposes, in investments the income from which is exempt from federal income tax and federal alternative minimum tax.

9. The Fund shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

We do not believe that any differences in the description of the Funds’ fundamental investment restrictions set forth above will result in any material differences in the way that the Funds are managed, with the exception of the fundamental investment restriction of the Acquiring Fund requiring it to be a “diversified company.” The Aquila Narragansett Fund has operated as a “non-diversified” company. Under the 1940 Act, a fund may change its classification from non-diversified to diversified without shareholder approval.

Material Differences in the Rights of Fund Shareholders

MainStay Funds Trust is a Delaware statutory trust while the Aquila Municipal Trust is a Massachusetts business trust. They are also each governed by their own Declaration of Trust and By-laws. A fund organized as a Massachusetts business trust is governed by its declaration of trust and by-laws or similar instruments. The power and authority to manage the fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. A fund organized as a Delaware statutory trust, on the other hand, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust and by-laws or similar instruments. For a Delaware statutory trust, unlike a Massachusetts business trust, the law prescribes many aspects of corporate governance.

Shareholders of a Delaware statutory trust generally are shielded from personal liability for the trust’s debts or obligations. Shareholders of a Massachusetts business trust, on the other hand, are not shielded by the form of organization from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The Declaration of Trust of the Acquired Fund contains such provisions.

Similarly, the trustees of a Massachusetts business trust are not shielded from personal liability for the obligations of the trust by the form of organization. The trustees of a Delaware statutory trust, on the other hand, generally are shielded from personal liability for the trust’s acts or obligations under the Delaware Act. Courts in Massachusetts, however, have recognized limitations of a trustee’s liability in contract actions for the obligations of a trust contained in the trust’s declaration, and the Declaration of Trust of the Acquired Fund contains such provisions limiting the liability of the Acquired Fund’s Trustees, and also provides for indemnification of the Acquired Fund’s Trustees to the extent that a Trustee is found personally liable, for the Acquired Fund’s acts or obligations.

The Delaware Act addresses the right of a shareholder to bring a derivative action against the trust if the trustees refuse to do so. Under the Delaware Act, a shareholder’s derivative action may be subject to such additional standards and restrictions as are set forth in the declaration of trust. Massachusetts courts generally have required shareholders of business trusts to follow the provisions of the Massachusetts Business Corporation Act with respect to derivative lawsuits.

Copies of each Fund’s Declaration of Trust and By-laws are available to shareholders without charge upon written request to the applicable Fund.

Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

	Aquila Narragansett Fund	Acquiring Fund
Voting Rights

Shareholders shall not have the power to vote only on any matter except: (i) for the election or removal of Trustees; (ii) with respect to the termination of Aquila Municipal Trust or a series or class thereof, if such action is recommended by the vote of a majority of the Trustees; however, the Trust or a series or class thereof may be terminated by the unanimous vote of the Trustees with written notice to shareholders but without requiring shareholder approval; (iii) with respect to any merger, reorganization, consolidation or sale of assets; (iv) with respect to any amendment of the Declaration of Trust which would diminish or eliminate any voting rights of shareholders under the Declaration of Trust; and (v) with respect to such additional matters relating to Aquila Municipal Trust as may be required by law or as the Trustees may consider and determine necessary or desirable.

Shareholders have the power to vote only with respect to: (a) the election or removal of Trustees; and (b) such additional matters relating to MainStay Funds Trust as may be required by applicable law, the Declaration of Trust, the By-laws or any registration statement of MainStay Funds Trust filed with the SEC (or any successor agency), or as the Trustees may consider necessary or desirable.

Shareholder Quorum

The holders of outstanding shares entitled to vote and present in person or by proxy representing one-third of the voting power of Aquila Municipal Trust shall constitute a quorum at any meeting of the shareholders, except that where pursuant to any provision of law, the Declaration or the By-laws a vote shall be taken by individual series or class then outstanding shares entitled to vote and present in person or by proxy representing one-third of the voting power of that series or class shall be necessary to constitute a quorum for the transaction of business by that series or class.

Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote separately from any other shares, thirty-three and one-third percent (33-1/3%) of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Election of Trustees	A plurality of the shares voted shall elect a Trustee.	A plurality of the shares voted shall elect a Trustee.
Removal of Trustees

Any Trustee may be removed from office (i) with or without cause by the affirmative vote of the holders of shares representing a majority of votes cast at a meeting of shareholders at which a quorum is present; (ii) with cause by the action of at least two-thirds (2/3) of the Trustees whose removal is not proposed; or (iii) without cause by the unanimous action of the Trustees whose removal is not proposed, specifying the date when such removal shall become effective.

Any Trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds (2/3) of the outstanding shares of the MainStay Funds Trust.
Approval of a Consolidation or Merger

Aquila Municipal Trust or any series or class may sell, lease, transfer, pledge, exchange, convey or dispose of all or substantially all of the trust property (or all or substantially all of the trust property allocated or belonging to a particular series or class), including its good will, to any one or more business trusts or other business entities or series or classes thereof (including another series or class of Aquila Municipal Trust) or may merge or consolidate with or into one or more business trusts or other business entities or series, in each case upon such terms and conditions and for such consideration (which may include the assumption of some or all of the outstanding obligations and liabilities, accrued or contingent, whether known or unknown, of Aquila Municipal Trust or such series or class), as authorized by the Trustees and consented to by the affirmative vote of the shareholders representing at least a majority of the voting power of the shares of Aquila Municipal Trust or such series or class thereof outstanding and entitled to vote.

The Trustees may, without shareholder approval, unless such approval is required by applicable law, cause the MainStay Funds Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act and that is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act. Additionally, the Trustees may, without shareholder approval, unless such approval is required by applicable law, cause any one or more series (or classes) of MainStay Funds Trust to merge or consolidate with or into any one or more other series (or classes) of MainStay Funds Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations.

Termination of a Trust or Fund

Aquila Municipal Trust or any series or class of Aquila Municipal Trust may be terminated at any time (i) by the unanimous vote of the Trustees with written notice to the shareholders of Aquila Municipal Trust or such series or class, as the case may be, or (ii) if such action is recommended by the vote of a majority of the Trustees, by the affirmative vote of the shareholders of Aquila Municipal Trust or such series or class.

MainStay Funds Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders. Any series or class thereof may be terminated at any time by vote of a majority of the shares of such series or class entitled to vote or by the Trustees by written notice to the shareholders of such series or class.

Comparison of Valuation Policies

The value of the Acquiring Fund’s investments is generally based (in whole or in part) on current market prices. If current market values of the Acquiring Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board of Trustees of MainStay Funds Trust. A significant event occurring after the close of trading but before the calculation of the Acquiring Fund’s NAVs may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board of Trustees of MainStay Funds Trust. New York Life Investments is the Valuation Designee of the Acquiring Fund. Pursuant to the Reorganization Agreement, the Acquiring Fund’s valuation procedures will be used to determine the value of the securities transferred in connection with the Aquila Narragansett Reorganization.

The Aquila Narragansett Fund’s portfolio securities generally are fair valued on the basis of market valuations furnished by a pricing service, which may use market prices for comparable securities or broker/dealer quotations or a variety of fair valuation techniques and methodologies to determine valuations. Any securities or assets for which pricing services are unable to supply prices, or if the prices supplied are determined to be unreliable are valued at their fair value. Aquila, the Aquila Narragansett Fund’s Valuation Designee, is responsible for fair valuation subject to oversight by the Aquila Narragansett Fund’s Board of Trustees. Aquila also monitors information it routinely receives for significant events it believes will affect prices of portfolio instruments held by the Aquila Narragansett Fund. Significant events may affect a particular security or may affect securities markets (for example, a natural disaster that causes a market to close). If Aquila is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that Aquila believes has affected or is likely to affect the price of the instrument, Aquila, as the Aquila Narragansett Fund’s Valuation Designee, will use its best judgment to determine a fair value for that portfolio instrument.

Based on the portfolio holdings as of the date of this Proxy Statement/Prospectus, it is not anticipated that the valuation of the Aquila Narragansett Fund’s portfolio securities under the Aquila Narragansett Fund’s valuation procedures will be materially different than the valuation of the portfolio securities under the Acquiring Fund’s valuation procedures.

INFORMATION ABOUT THE AQUILA NARRAGANSETT REORGANIZATION

The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix B and is incorporated herein by reference.

Terms of the Reorganization Agreement

On the Closing Date, the Aquila Narragansett Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Aquila Narragansett Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures, established by the Board, and the assumption by the Acquiring Fund of all the liabilities of the Aquila Narragansett Fund.

The Aquila Narragansett Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Aquila Narragansett Fund immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Aquila Narragansett Fund will be deemed canceled on the books of the Aquila Narragansett Fund.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Aquila Narragansett Fund and Acquiring Fund, respectively, are conditioned upon, among other things:

●	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

●	the receipt of all necessary approvals, consents, and authorizations under federal, state and local laws;

●

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement; and

●	the effectiveness under applicable law of the Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto.

The Reorganization is one of several reorganizations of funds in Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. Even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Aquila Narragansett Reorganization, consummation of the Aquila Narragansett Reorganization is subject to certain conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such conditions and other conditions are not satisfied or waived, then the Aquila Narragansett Reorganization may not be consummated. If the Aquila Narragansett Reorganization does not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue the Acquired Fund as a series of Aquila Municipal Trust or it may, depending on its assessment of the Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate the Acquired Fund.

The Reorganization Agreement may be terminated by the Board, on behalf of either the Acquiring Fund or the Aquila Narragansett Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization Agreement inadvisable.

U.S. Federal Income Tax Consequences

The following is a general summary of certain U.S. federal income tax consequences of the Aquila Narragansett Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

The Aquila Narragansett Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” described in Section 368(a) of the Code. As a condition to the closing of the Aquila Narragansett Reorganization, the Aquila Narragansett Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for U.S. federal income tax purposes:

1)

The transfer of the Aquila Narragansett Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Aquila Narragansett Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Aquila Narragansett Fund in complete liquidation of the Aquila Narragansett Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

2)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Aquila Narragansett Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Aquila Narragansett Fund;

3)

The basis in the hands of the Acquiring Fund of the assets of the Aquila Narragansett Fund transferred to the Acquiring Fund in the Aquila Narragansett Reorganization will be the same as the basis of such assets in the hands of the Aquila Narragansett Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (5) below;

4)

The holding periods of the assets of the Aquila Narragansett Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (5) below, in the hands of the Acquiring Fund will include the periods during which such assets were held by the Aquila Narragansett Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

5)

No gain or loss will be recognized by the Aquila Narragansett Fund upon the transfer of the Aquila Narragansett Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Aquila Narragansett Fund, or upon the distribution (whether actual or constructive) by the Aquila Narragansett Fund of shares of the Acquiring Fund to the shareholders of the Aquila Narragansett Fund in liquidation, except that the Aquila Narragansett Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

6)

The shareholders of the Aquila Narragansett Fund will not recognize a gain or loss upon the exchange of their shares of the Aquila Narragansett Fund solely for shares of the Acquiring Fund as part of the Reorganization;

7)

The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Aquila Narragansett Fund receive in connection with the Aquila Narragansett Reorganization will be the same as the aggregate basis of their respective shares in the Aquila Narragansett Fund exchanged therefor;

8)

The holding period for the shares of the Acquiring Fund that a shareholder of the Aquila Narragansett Fund receives in the Aquila Narragansett Reorganization will include the period for which it held the shares of the Aquila Narragansett Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Aquila Narragansett Fund as capital assets; and

9)

The Acquiring Fund will succeed to and take into account those tax attributes of the Aquila Narragansett Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Aquila Narragansett Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. The opinion will be based on certain factual certifications made by the Aquila Narragansett Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Aquila Narragansett Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Aquila Narragansett Reorganization. If the Aquila Narragansett Reorganization were consummated but the IRS or the courts were to determine that the Aquila Narragansett Reorganization did not qualify as a “reorganization” under the Code, and thus was taxable, the Aquila Narragansett Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Aquila Narragansett Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Aquila Narragansett Fund shares and the fair market value of the shares of the Acquiring Fund it received.

Prior to the closing of the Aquila Narragansett Reorganization, the Aquila Narragansett Fund will declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its net tax-exempt income, investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing of the Aquila Narragansett Reorganization. These distributions, aside from distributions of net tax-exempt income properly reported as exempt-interest dividends, will be taxable to shareholders that do not hold shares through a tax-advantaged arrangement.

Even if the Aquila Narragansett Reorganization is a “reorganization” for U.S. federal income tax purposes, repositioning of the Aquila Narragansett Fund’s portfolios may result in recognition of income or capital gain, which may result in taxable distributions to shareholders of the Aquila Narragansett Fund before the date of the Aquila Narragansett Reorganization.

The Aquila Narragansett Reorganization may result in a number of different limitations on the Acquiring Fund’s ability to use realized and unrealized losses of the Aquila Narragansett Fund and the Acquiring Fund. In the taxable year of the Acquiring Fund in which the Aquila Narragansett Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards of the Aquila Narragansett Fund (including from the Aquila Narragansett Fund’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

The Aquila Narragansett Reorganization may result in limitations on the Acquiring Fund’s ability, following the Aquila Narragansett Reorganization, to use capital loss carryforwards of the Aquila Narragansett Fund (including carryforwards generated in the tax year of the Aquila Narragansett Fund ending on the Closing Date). Those limitations, imposed by Section 382 of the Code, may apply if the shareholders of the Aquila Narragansett Fund own less than 50% of the combined fund immediately after the Aquila Narragansett Reorganization, and will be imposed on an annual basis. The Aquila Narragansett Reorganization may result in limitations on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of the Aquila Narragansett Fund’s assets on the Closing Date. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. This annual limitation on the use of the Aquila Narragansett Fund’s carryforwards for periods following the Aquila Narragansett Reorganization generally will equal the product of the net asset value of the Aquila Narragansett Fund immediately prior to the Aquila Narragansett Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Aquila Narragansett Reorganization. This limitation may be prorated in the taxable year of the Acquiring Fund in which the Aquila Narragansett Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

The Aquila Narragansett Reorganization may result in limitations on the Acquiring Fund’s ability, after the Aquila Narragansett Reorganization, to use capital loss carryforwards of the Acquiring Fund, a portion of any losses recognized by the Acquiring Fund in its tax year that includes the Aquila Narragansett Reorganization, and potentially on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets immediately prior to the Aquila Narragansett Reorganization. These limitations may apply if the Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the Aquila Narragansett Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of these carryforwards for periods following the Aquila Narragansett Reorganization generally will equal the product of the net asset value of the Acquiring Fund immediately prior to the Aquila Narragansett Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Aquila Narragansett Reorganization.

If the Acquiring Fund or the Aquila Narragansett Fund has a net unrealized gain inherent in its assets at the time of the Aquila Narragansett Reorganization, then, under certain circumstances, the Acquiring Fund, after the Aquila Narragansett Reorganization, may not offset that gain, to the extent realized within five years of the Aquila Narragansett Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Aquila Narragansett Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Aquila Narragansett Reorganization in the assets of the other Fund.

As a result of the Aquila Narragansett Reorganization, losses and loss carryforwards will benefit the shareholders of the combined fund, rather than the shareholders of the Aquila Narragansett Fund that incurred them. By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, as a result of the Aquila Narragansett Reorganization than they would have if the Aquila Narragansett Reorganization did not occur.

Since the Aquila Narragansett Reorganization is not expected to close until July 19, 2024, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the date of the Aquila Narragansett Reorganization. The ability of each Fund to use capital losses to offset gains (even in the absence of the Aquila Narragansett Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

As of the end of its most recent semi-annual fiscal period of September 30, 2023, the Aquila Narragansett Fund had $1,463,750 in capital loss carryforwards. As of the end of its last fiscal year ended October 31, 2023, the Acquiring Fund had $6,693,429 in capital loss carryforwards.

Tax-exempt dividends from the Acquiring Fund may not qualify for a state or local income tax exemption in certain states or localities. Shareholders of the Aquila Narragansett Fund should consult their tax advisers regarding the income tax consequences of holding shares in the Acquiring Fund, including differences in the state and local tax treatment of dividends received from the Aquila Narragansett Fund and the Acquiring Fund.

This description of certain U.S. federal income tax consequences of the Aquila Narragansett Reorganization does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign and other tax laws.

Expenses of the Aquila Narragansett Reorganization and Related Costs

The expenses of the Aquila Narragansett Reorganization will be paid by New York Life Investments (or its affiliates). The expenses of the Aquila Narragansett Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Aquila Narragansett Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Aquila Narragansett Fund will bear any of the direct costs of the Reorganization.

Portfolio Transitioning

As discussed above, Aquila does not anticipate that it will need to sell the Aquila Narragansett Fund’s holdings if the Aquila Kentucky Reorganization is approved by shareholders. If any of Aquila Narragansett Fund’s holdings are sold prior to the Closing Date, any such portfolio transitioning may result in the recognition of income or capital gain, which may result in taxable distributions to shareholders of the Aquila Narragansett Fund before the date of the Aquila Narragansett Reorganization. It is not possible at this time to provide an estimate of the gain or loss to be recognized by the Aquila Narragansett Fund that would be carried over to the Acquiring Fund for federal income tax purposes in connection with the transition of the Aquila Narragansett Fund’s portfolio.

Additionally, following the Reorganization, the Acquiring Fund may sell a portion of the assets obtained from the Aquila Narragansett Fund in a manner consistent with its investment strategies and policies. If the Reorganization is approved by shareholders and certain other conditions are met, it is anticipated that approximately 82% of the investments held by the Aquila Narragansett Fund will be sold by the Acquiring Fund following consummation of the Aquila Narragansett Reorganization. Although the transaction costs associated with these transactions would be borne by the Acquiring Fund, it is not possible to precisely quantify transaction costs in transitioning a fixed income portfolio because bonds, unlike equities, do not trade continuously on an exchange with a published bid / ask spread. The secondary market for fixed income securities is a dealer-driven market in which transactions occur over-the-counter at a negotiated price between the Acquiring Fund and a dealer. The Team does not expect meaningful mark-ups given the Acquiring Fund’s current holdings predominantly consist of liquid, U.S. municipal securities. The actual amounts of brokerage and other transaction expenses may change at the time of the Reorganization based on market conditions and other factors. Any such portfolio transitioning may result in the recognition of income or capital gain, which may result in taxable distributions to shareholders of the Acquiring Fund. Following the Aquila Narragansett Reorganization, the Acquiring Fund’s ability to carry forward and use the Aquila Narragansett Fund’s or its own pre-Reorganization capital losses, if any, may be limited.

For more information regarding the tax treatment of distributions, please see “Understand the Tax Consequences” in Appendix B to the Proxy Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

Agreement between New York Life Investments and Aquila

In connection with the Aquila Narragansett Reorganization, New York Life Investments and Aquila have entered into an agreement pursuant to which New York Life Investments has agreed to purchase from Aquila certain assets that relate to Aquila’s business of management and operation of mutual funds, including the Aquila Narragansett Fund, contingent upon the closing of the Aquila Narragansett Reorganization, among other contingencies. Under this agreement, Aquila has agreed to use its reasonable best efforts to obtain the approval of the Aquila Narragansett Reorganization by the Board of Trustees of Aquila Municipal Trust and the Aquila Narragansett Fund’s shareholders, subject to any fiduciary duty to which Aquila may be subject.

Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain conditions are met. Although MainStay Funds Trust and New York Life Investments do not believe Section 15(f) of the 1940 Act applies to the Aquila Narragansett Reorganization, each has covenanted to comply with Section 15(f) of the 1940 Act in a manner that would qualify for the “safe harbor” provided by Section 15(f) as if Section 15(f) applied, and consequently:

1.   for a period of three years after the Closing Date, at least 75% of the Trustees of MainStay Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Aquila or New York Life Investments, and

2.   for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Fund as a result of the Aquila Narragansett Reorganization or any express or implied terms, conditions, or understandings applicable thereto.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

GENERAL

Aquila Investment Management LLC

Aquila is located at 120 West 45th Street, Suite 3600, New York, New York 10036. Aquila is a wholly owned subsidiary of Aquila Management Corporation (“AMC”), founder and sponsor of each fund in the Aquila Group of Funds. As of December 31, 2023, the aggregate assets of the Aquila Group of Funds were approximately $2.09 billion. A discussion of the factors that the Acquired Funds’ Board of Trustees considered in renewing the Acquired Funds’ advisory agreement with Aquila is contained in the Acquired Funds’ semi-annual report for the period ended September 30, 2023. Under the Acquired Funds’ advisory agreement, Aquila, subject to the general supervision of the Acquired Funds’ Board of Trustees, manages the Acquired Funds in accordance with its investment objective and policies, and maintains related records.

New York Life Investment Management LLC

New York Life Investments is the investment manager to the Acquiring Fund. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2023, New York Life Investments and its affiliates managed approximately $716 billion in assets.

In accordance with the stated investment objective, policies and restrictions of the Acquiring Fund and subject to the oversight of the Board of Trustees of MainStay Funds Trust, New York Life Investments provides various advisory services to the Acquiring Fund. New York Life Investments is responsible for, among other things, managing all aspects of the advisory operations of the Acquiring Fund and the composition of the investment portfolio of the Acquiring Fund. New York Life Investments has delegated its portfolio management responsibilities for the Acquiring Fund to MacKay. New York Life Investments supervises the services provided by MacKay by performing due diligence, evaluating the performance of MacKay and periodically reporting to the Board of Trustees of MainStay Funds Trust regarding the results of New York Life Investments’ evaluation and monitoring functions. New York Life Investments periodically makes recommendations to the Board of Trustees of MainStay Funds Trust regarding the renewal, modification or termination of agreements with the subadvisors.

New York Life Investments is responsible for providing (or procuring) certain administrative services, such as furnishing the Acquiring Fund with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, New York Life Investments is responsible for maintaining certain financial, accounting and other records for the Acquiring Fund and providing various compliance services.

New York Life Investments pays the MainStay Funds Trust’s Chief Compliance Officer’s compensation (a portion of which is reimbursed by the MainStay Group of Funds), the salaries and expenses of all personnel affiliated with the Acquiring Fund, except for the independent members of the Board of Trustees of MainStay Funds Trust, and all operational expenses that are not the responsibility of the MainStay Group of Funds, including the fees paid to MacKay. Pursuant to a management agreement with the Acquiring Fund, New York Life Investments is entitled to receive fees from the Acquiring Fund, accrued daily and payable monthly.

MacKay Shields LLC

MacKay Shields LLC (“MacKay”) is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay was privately held until 1984 when it became a subsidiary of New York Life. As of December 31, 2023, MacKay managed approximately $139.15 billion in assets.

MacKay currently serves and will continue to serve as the subadvisor to the Acquiring Fund.

Clarfeld Financial Advisors, LLC

Clarfeld Financial Advisors, LLC (“Clarfeld”) is located at 520 White Plains Road, Tarrytown, New York 10591. Clarfeld is a wholly-owned subsidiary of Citizens Bank, N.A., a bank subsidiary of Citizens Financial Group, Inc. As of July 27, 2023, Clarfled had approximately $7.1 billion in assets under management and $4.6 billion in assets under advisement.

Clarfeld currently serves as the subadvisor to Aquila Narragansett Fund.

MANAGEMENT FEES

Under the Advisory and Administration Agreement with Aquila with respect to the Aquila Kentucky Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50 of 1% of the Aquila Kentucky Fund’s average annual net assets; provided, however, that for any day that the Aquila Kentucky Fund pays or accrues a fee under the distribution plan of the Aquila Kentucky Fund based upon the assets of the Aquila Kentucky Fund, the annual fee shall be payable at an annual rate of 0.40 of 1% of the Aquila Kentucky Fund’s average annual net assets. For the fiscal year ended March 31, 2023, the Acquired Fund paid Aquila an aggregate annual management fee of 0.40% for services performed as a percentage of the average daily net assets.

Under the Advisory and Administration Agreement with Aquila with respect to the Aquila Narragansett Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50 of 1% of the Aquila Narragansett Fund’s average annual net assets. Aquila has contractually undertaken to waive its fees so that management fees are equivalent to 0.48% of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46% of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44% of 1% of net assets above $1,000,000,000 through September 30, 2024. Aquila may not terminate the arrangement without the approval of the Board of Trustees of the Aquila Narragansett Fund. After waivers and/or reimbursements, the Aquila Narragansett Fund paid an aggregate annual management fee of 0.43% of its average annual net assets during the fiscal year ended March 31, 2023.

Aquila, and not the Aquila Narragansett Fund, pays a portion of the fees it receives from the Aquila Narragansett Fund to Clarfeld as compensation for Clarfeld’s services to the Aquila Narragansett Fund. Clarfeld is entitled to receive a fee at the annual rate of 0.23 of 1% of the Aquila Narragansett Fund’s average annual net assets. Clarfeld has contractually undertaken to waive its fees to the extent necessary so that the annual sub-advisory fee rate is equivalent to 0.175% of 1% of the Aquila Narragansett Fund’s average annual net assets. This contractual undertaking is in effect until September 30, 2024.

For the fiscal year ended October 31, 2023, the Acquiring Fund paid New York Life Investments an effective annual management fee of 0.40% for services performed as a percentage of the average daily net assets. The Acquiring Fund pays New York Life Investments a management fee at the annual rate of 0.40% of the average daily net assets of the Acquiring Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.77%, and Class Z, 0.79% and will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

Subadvisor

MacKay will continue to serve as the subadvisor of the Acquiring Fund after the completion of the Reorganization, subject to the oversight of New York Life Investments and the Board of Trustees of the Acquiring Fund. As compensation for such services, New York Life Investments (and not the Acquiring Fund) will pay MacKay a subadvisory fee in an amount equal to 0.20% of the average daily net assets of the Acquired Fund. New York Life Investments pays subadvisory fees to MacKay from its own assets and not from the assets of the Acquiring Fund.

Portfolio Managers

The portfolio managers of the Acquiring Fund are expected to serve as portfolio managers of the Acquiring Fund after the Reorganizations and the portfolio managers of the Acquiring Fund may not be based in Kentucky and Rhode Island. The following section provides biographical information about the portfolio managers of the Acquiring Fund. MacKay’s offices are located at 1345 Avenue of the Americas, New York, New York.

Aquila Kentucky Fund	Aquila Narragansett Fund	Acquiring Fund

Royden Durham – Lead Portfolio Manager Anthony Tanner – Portfolio Manager	Jeffrey Hanna – Portfolio Manager

John Loffredo – Portfolio Manager

Robert DiMella – Portfolio Manager

Michael Petty – Portfolio Manager

Frances Lewis – Portfolio Manager

David Dowden – Portfolio Manager

John Lawlor – Portfolio Manager

Michael Denlinger – Portfolio Manager

Sanjit Gill – Portfolio Manager

John Loffredo, CFA. Mr. Loffredo is an Executive Managing Director of MacKay Shields and Co-Head of MacKay Municipal Managers. In addition, he was named Vice Chairman in September 2022 and oversees the firm’s investment teams. He has managed the MainStay MacKay Short Term Municipal Fund since 2015 and MainStay MacKay Strategic Municipal Allocation Fund since 2019. He has been a municipal portfolio manager and/or municipal analyst on Wall Street since 1990, with a broad range of portfolio management and analytic experience in the municipal markets. He was previously the Chairman and co-founded Mariner Municipal Managers LLC (2007 to 2009). He has been a municipal portfolio manager and/or municipal analyst since 1990, with a broad range of portfolio management and analytic experience in the municipal markets. Mr. Loffredo was a Managing Director and Co-Head of BlackRock’s Municipal Portfolio Management Group (from 2006 to 2007). Prior to BlackRock’s merger with Merrill Lynch Investment Managers (MLIM), he served as Chief Investment Officer of the Municipal Products Group. He was employed by Merrill Lynch from 1990 to 2006. Before Merrill Lynch, he worked for the City of Boston Treasury Department. He is a member of the firm’s Senior Leadership Team. Mr. Loffredo graduated cum laude with an MBA from Utah State University where he was a Harry S. Truman Scholar. He also has a Certificate of Public Management from Boston University. He is a CFA® charterholder.

Robert DiMella, CFA. Mr. DiMella is an Executive Managing Director of MacKay, Co-Head of MacKay Municipal Managers. He has managed the MainStay MacKay Tax Free Bond Fund since 2009, MainStay MacKay High Yield Municipal Fund since 2010, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay DefinedTerm Municipal Opportunities Fund since 2012, MainStay MacKay California Tax Free Opportunities Fund since 2013, MainStay MacKay Short Term Municipal Fund since 2015 and MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay U.S. Infrastructure Bond Fund since 2019. Previously, he was the President and co-founder of Mariner Municipal Managers LLC (2007 to 2009). He has been a municipal portfolio manager since 1992, with a broad range of trading and portfolio management experience in the municipal markets. He was a Managing Director and Co-Head of BlackRock’s Municipal Portfolio Management Group (from 2006 to 2007). Prior to BlackRock’s merger with Merrill Lynch Investment Managers (MLIM), he served as a Senior Portfolio Manager and Managing Director of the Municipal Products Group. He was employed by Merrill Lynch from 1993 to 2006. He is a member of MacKay’s Senior Leadership Team. Mr. DiMella earned his Master’s degree at Rutgers University Business School and a Bachelors Degree at the University of Connecticut. He is a CFA® charterholder.

Michael Petty. Mr. Petty is a Senior Managing Director and portfolio manager for MacKay. He joined MacKay in 2009 and has managed the MainStay MacKay High Yield Municipal Bond Fund since 2010, MainStay MacKay Tax Free Bond Fund since 2011, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay DefinedTerm Municipal Opportunities Fund since 2012, MainStay MacKay Short Term Municipal Fund since 2015 and MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Strategic Municipal Allocation Fund since 2019. Before joining the firm he was a Portfolio Manager for Mariner Municipal Managers in 2009. He has been a municipal bond portfolio manager since 1992, and has worked in the municipal products market since 1985. Mr. Petty has a broad array of trading, portfolio management, and sales experience. Prior to joining Mariner Municipal

Managers, he was a Senior Portfolio Manager at Dreyfus Corporation from 1997 to 2009. From 1992 to 1997, he served as a Portfolio Manager for Merrill Lynch Investment Managers (MLIM). Mr. Petty graduated from Hobart College with a BS in Mathematics and Economics.

Frances Lewis. Ms. Lewis has managed the MainStay MacKay Tax Free Bond Fund since 2014, MainStay MacKay Short Term Municipal Fund since 2015, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund and MainStay MacKay New York Tax Free Opportunities Fund since 2017 and MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Strategic Municipal Allocation Fund since 2019. She joined MacKay in July 2009 and is currently a Senior Managing Director and Director of Research for MacKay Municipal Managers. Ms. Lewis was the Director of Research for Mariner Municipal Managers and was previously at Merrill Lynch. Ms. Lewis began her municipal analyst career in 1991 as an Analyst for Merrill Lynch Investment Managers where she was a Senior Fund Analyst covering various sectors of the municipal market and becoming a Director in the Municipal Research Group in 1997. Ms. Lewis earned an MBA from Boston University and a BA from the University of Michigan.

David Dowden. Mr. Dowden is a Managing Director and Portfolio Manager at MacKay Shields. He joined MacKay Shields in 2009 as a Portfolio Manager in the Municipal Bond Division. He has managed the MainStay MacKay Short Term Municipal Fund since 2015 and MainStay MacKay Strategic Municipal Allocation Fund since 2019. Before joining the firm, he was Chief Investment Officer at Financial Guaranty Insurance Company. He was previously with Alliance Capital Management as a Senior Portfolio Manager and at Merrill Lynch & Co. as a Municipal Strategist. He has an AB from Brown University and an MBA from Columbia University. He has been in the investment management industry since 1989.

John Lawlor. Mr. Lawlor has managed the MainStay MacKay Short Term Municipal Fund since 2019 and MainStay MacKay Strategic Municipal Allocation Fund since 2019. He is currently a Managing Director, portfolio manager and trader at MacKay Shields. He joined MacKay Shields in 2016. Before joining the firm he was Vice President Equity Sales at Deutsche Bank and was previously at Bank of America Merrill Lynch. From 1997-2011, he was a senior trader on the floor of the New York Stock Exchange. Mr. Lawlor has a broad and diverse set of skills in sales, trading, and electronic trading platforms. He earned a Bachelor’s degree in Finance from Lehigh University. Mr. Lawlor graduated college in 1997. He has been in the financial services industry since 1997.

Michael Denlinger, CFA. Mr. Denlinger has been a portfolio manager of the MainStay MacKay Strategic Municipal Allocation Fund since 2021. He joined MacKay Shields in 2019 and is currently a Director. Prior to joining MacKay Shields, Mr. Denlinger was an institutional municipal credit trader at Bank of America Merrill Lynch with a primary focus on taxable and healthcare securities. Prior to trading credit, he was a high grade municipal trader. Mr. Denlinger earned a Bachelor’s degree in Economics from Johns Hopkins University in 2014. Mr. Denlinger is a Chartered Financial Analyst® (“CFA®”) charterholder and has been in the financial services industry since 2014.

Sanjit Gill, CFA. Mr. Gill managed the MainStay MacKay Short Term Municipal Fund and MainStay MacKay Strategic Municipal Allocation Fund since 2023. He joined MacKay Shields in 2021 and is currently a Director. Prior to joining, he was a retail high grade and electronic trader at Bank of America Merrill Lynch. He earned a Bachelor’s degree in Mathematics and Psychology from Baruch College in 2016 and a Master’s in Applied Mathematics from Hunter College in 2021. He is a CFA® Charterholder, and has been in the financial services industry since 2016.

PAST PERFORMANCE OF THE FUNDS

Aquila Kentucky Fund

The following bar chart and table show you how the Aquila Kentucky Fund has performed in the past, and can help you understand the risks of investing in the Aquila Kentucky Fund. The bar chart shows how the Aquila Kentucky Fund’s Class Y share performance has varied for each full calendar year shown. The table below the bar chart compares the Aquila Kentucky Fund returns (after applicable sales charges shown in the Shareholder Fees table above) for the periods shown with a broad measure of market performance. The Aquila Kentucky Fund has selected the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD as its benchmark.

ANNUAL TOTAL RETURNS - As of December 31

Class Y Shares - 2014-2023

Calendar Years

Best Quarter	6.02%
2023, Q4

Worst Quarter	-4.92%
2022, Q1

The Aquila Kentucky Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception
Class Returns Before Taxes:

Class A	1.09%	0.58%	1.70%

Class C	2.38%	0.57%	1.26%

Class F	4.24%	N/A	N/A	4.06%(1)

Class I	4.00%	1.26%	1.97%

Class Y	4.31%	1.56%	2.27%
Class Y Returns After Taxes:
On Distributions	4.30%	1.55%	2.25%
On Distributions and Redemption	3.58%	1.75%	2.36%
Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD*	4.65%	1.98%	2.27%	4.36(1)

(This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)

* Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg, or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

(1) Inception date – December 21, 2022.

Aquila Narragansett Fund

The following bar chart and table show you how the Aquila Narragansett Fund has performed in the past, and can help you understand the risks of investing in the Aquila Narragansett Fund. The bar chart shows how the Aquila Narragansett Fund’s Class Y share performance has varied for each full calendar year shown. The table below the bar chart compares the Aquila Narragansett Fund returns (after applicable sales charges shown in the Shareholder Fees table above) for the periods shown with a broad measure of market performance. The Aquila Narragansett Fund has selected the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD as its benchmark.

ANNUAL TOTAL RETURNS - As of December 31

Class Y Shares - 2014-2023

Calendar Years

Best Quarter
2023, Q4	6.53%

Worst Quarter
2022, Q1	-5.27%

The Aquila Narragansett Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	5 years	10 years	Since Inception

Class Returns Before Taxes:

Class A	1.10%	0.53%	2.03%

Class C	2.35%	0.50%	1.58%

Class F	4.53%	1.52%	N/A	1.69%(1)

Class I	4.19%	1.23%	2.33%

Class Y	4.39%	1.51%	2.60%

Class Y Returns After Taxes:

On Distributions	4.38%	1.50%	2.59%

On Distributions and Redemption	3.50%	1.67%	2.61%

Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD*	4.65%	1.98%	2.27%	2.19%(1)

(This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)

* Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg, or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

(1)	Inception date - November 30, 2018.

Acquiring Fund

The following bar chart and table show you how the Acquiring Fund has performed in the past, and can help you understand the risks of investing in the Acquiring Fund. The bar charts shows how the Acquiring Fund’s Class I share performance has varied for each full calendar year shown. The table below the bar chart compares the Acquiring Fund returns (after applicable sales charges shown in the Shareholder Fees table above) for the periods shown with a broad measure of market performance. In accordance with new regulatory requirements, the Acquiring Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The table also includes the average annual total returns of the Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Acquiring Fund invests.

MainStay MacKay Strategic Municipal Allocation Fund

Annual Returns, Class I Shares

(by calendar year 2020-2023)

Calendar Years

Best Quarter
2023, Q4	5.68%

Worst Quarter
2022, Q1	-5.36%

The Acquiring Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2023)

	Inception	1 Year	Since Inception
Return Before Taxes
Class I	6/28/2019	6.22%	1.93%
Return After Taxes on Distributions
Class I		6.15%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		5.16%	2.04%
Return Before Taxes
Class A	6/28/2019	2.65%	0.67%
Class C	6/28/2019	4.45%	1.24%

Bloomberg Municipal Bond Index[1]		6.40%	1.38%

Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		5.26%	1.43%
1.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.

The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

In addition to the Class A, Class C, Class I and Class Z shares to be issued by the Acquiring Fund in each Reorganization, the Acquiring Fund also offers other classes of shares. This Proxy Statement/Prospectus relates only to the Class A, Class C, Class I and Class Z shares to be issued in each Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Acquiring Fund and Acquired Funds is included in each Fund’s prospectus and statement of additional information. Information about the Acquired Funds is also included in their most recent Annual Report and Semi-Annual Report. Please review this important information carefully.

For more information about the Acquiring Fund, please see Appendix D.

FINANCIAL HIGHLIGHTS

The fiscal year end for the Acquired Funds is March 31. The fiscal year end for the Acquiring Fund is October 31.

The financial highlights of the Acquired Funds contained in Appendix E have been derived from financial statements audited by Tait, Weller & Baker LLP, except for the information for the six months ended September 30, 2023, which is unaudited.

The financial highlights of the Acquiring Fund contained in Appendix E have been derived from financial statements audited by KPMG LLP.

FORMS OF ORGANIZATION

The Acquiring Fund is a diversified series of MainStay Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Fund is overseen by a board of trustees consisting of seven members, six of whom are not “interested persons” persons (as defined in the 1940 Act) of MainStay Funds Trust.

Each Acquired Fund is a non-diversified series of Aquila Municipal Trust, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust. The Acquired Funds are overseen by the Board, which consists of eight members, seven of whom are not “interested persons” persons (as defined in the 1940 Act) of Aquila Municipal Trust.

OTHER SERVICE PROVIDERS

The Reorganizations will affect other services currently provided to the Acquired Funds. The following table outlines certain service providers for the Acquired Funds and the comparable service providers for the Acquiring Fund.

	Acquired Funds	Acquiring Fund
Investment Manager	Aquila Investment Management LLC	New York Life Investment Management LLC
Subadvisor	Clarfeld Financial Advisors, LLC (Aquila Narragansett Fund only)	MacKay Shields LLC
Administrator/Sub-Administrator	Aquila Investment Management LLC (administrator)	New York Life Investment Management LLC provides and procures administrative services for the Acquiring Fund pursuant to a management agreement JPMorgan Chase Bank, N.A. serves as a sub-administrator
Distributor	Aquila Distributors LLC	NYLIFE Distributors LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.

SECURITY OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

[As of the Record Date, the current officers and trustees of each Fund, in the aggregate, owned less than 1% of the outstanding shares of any class of either Fund. A list of the 5% shareholders of each of the Funds as of the Record Date is contained in Appendix F.]

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of the Acquired Funds and the Acquiring Fund as of February 29, 2024, and on a pro forma basis as of that date, giving effect to the Reorganizations and the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the respective Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

As of February 29, 2024

Net Assets	Aquila Churchill Tax-Free Fund of Kentucky (Acquired Fund)	Aquila Narragansett Tax-Free Income Fund (Acquired Fund)		MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund)	Pro Forma Adjustments[1]		MainStay MacKay Strategic Municipal Allocation Fund (Acquiring Fund) Pro Forma Combined After Reorganizations

Class A	$105,035,074.55	$89,046,396.77	Class Z	$-	$-	Class Z	$194,081,471.32

Class C	$1,225,868.16	$523,556.87	Class C	$9,233,049.02	$-	Class C	$10,982,474.05

Class I	$6,188,427.35	$65,354.63	Class A	$116,490,857.40	$-	Class A	$122,744,639.38

Class F	$1,963,879.42	$4,979,989.07	Class I	$860,617,760.50	$(6,943,868.49)[2]	Class I	$1,004,513,893.17
Class Y	$42,950,115.88	$94,002,148.30			$6,943,868.49[2]

Total	$157,363,365.36	$188,617,445.64		$986,341,666.92	$-		$1,332,322,477.92

Net Asset Value Per Share

Class A	$10.01	$10.14	Class Z	$-	$-	Class Z	$9.54

Class C	$10.00	$10.13	Class C	$9.54	$-	Class C	$9.54

Class I	$10.00	$10.14	Class A	$9.55	$-	Class A	$9.55

Class F	$9.99	$10.11	Class I	$9.54	$-	Class I	$9.54
Class Y	$10.01	$10.13			$-

Shares Outstanding

Class A	10,496,884.132	8,784,581.729	Class Z	-	1,069,087.854	Class Z	20,350,553.715

Class C	122,534.167	51,671.070	Class C	968,318.077	9,266.104	Class C	1,151,789.418

Class I	618,618.058	6,444.297	Class A	12,195,334.790	29,641.084	Class A	12,850,038.229

Class F	196,549.341	492,575.794	Class I	90,240,700.690	(689,125.135)[2]	Class I	105,329,034.251
Class Y	4,290,316.653	9,277,594.275			1,520,422.633[2]

1 Following the Reorganizations, the Acquiring Fund will be the accounting survivor. The expenses of the Reorganizations will be borne by New York Life Investments. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentage of its average daily net assets: Class A, 0.77% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C shares and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund. In order to prevent dilution of their holdings, shareholders of the Acquired Funds will receive shares based on the net asset value of the Acquiring Fund as of the Closing Date.

2 Class F and Class Y shareholders will receive Class I shares of the Acquiring Fund as of the Closing Date.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting with respect to the Acquired Funds. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their discretion.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders may send communications to the Board. Shareholders should send communications intended for the Board by addressing the communications to the Board, in care of the President of Aquila Municipal Trust and sending the communication to 120 West 45th Street, Suite 3600, New York, New York 10036. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The President of the Trust may, in good faith, determine that a shareholder communication should not be provided to the Board because it does not reasonably relate to the Trust or its operations, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Fund or is otherwise immaterial in nature. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

VOTING INFORMATION

General

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of the Acquired Funds’ shareholders.

Vote Required

Only shareholders of the Aquila Kentucky Fund will vote on the Aquila Kentucky Fund Reorganization and only shareholders of Aquila Narragansett Fund will vote on the Aquila Narragansett Fund Reorganization. Approval of each Reorganization will require at least a majority of the voting power of the shares of the applicable Acquired Fund outstanding and entitled to vote on the Record Date. Shareholders of each Acquired Fund are entitled to vote equal to the number of dollars representing the net asset value of the respective Acquired Fund share or fractional share determined as of the close of business on the Record Date. Shareholders of each Acquired Fund will vote as a single class on the proposals relating to their Acquired Fund.

The number of shares of the Aquila Kentucky Fund outstanding on the Record Date is [ ] and the total net assets of the Fund as of such date are $[ ]. The net asset value per share of each class of the Aquila Kentucky Fund on the Record Date is: Class A, $[ ], Class C, $[ ], Class F, $[ ], Class I, $[ ] and Class Y, $[ ].

The number of shares of the Aquila Narragansett Fund outstanding on the Record Date is [ ] and the total net assets of the Fund as of such date are $[ ]. The net asset value per share of each class of the Aquila Narragansett Fund on the Record Date is: Class A, $[ ], Class C, $[ ], Class F, $[ ], Class I, $[ ] and Class Y, $[ ].

How is my proxy being solicited?

The Acquired Funds have retained Morrow Sodali, LLC (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $40,000. New York Life Investments shall solely bear this cost. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Funds. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the proxy card, and ask for the shareholder’s instructions on each applicable proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the proxy card. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (833) 876-2476. In addition to solicitation by mail, certain officers and representatives of the Acquired Funds, officers and employees of Aquila or New York Life Investments or their respective affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Diana P. Herrmann and Anita Albano, or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke their proxy at any time prior to its use by filing with the Aquila Kentucky Fund and/or the Aquila Narragansett Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

A quorum of shareholders of an Acquired Fund is required to take action at the Special Meeting with respect to such Acquired Fund. The holders of outstanding shares of an Acquired Fund entitled to vote and present in person or by proxy representing one-third (33.33%) of the voting power of the Acquired Fund shall constitute a quorum of the Acquired Fund’s shareholders. Shareholders of each Acquired Fund are entitled to vote equal to the number of dollars representing the net asset value of the share or fractional share determined as of the close of business on the Record Date for such Acquired Fund.

Adjournments

The Special Meeting may, by action of the chair of the Special Meeting and without any action by shareholders, be adjourned from time to time with respect to one or more matters to be considered at the Special Meeting, whether or not a quorum is present with respect to such matter.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. As such, all proxies voted, including abstentions, will be counted toward establishing a quorum. Broker-dealer firms holding shares of the Aquila Kentucky Fund and/or the Aquila Narragansett Fund in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the New York Stock Exchange, broker-dealer firms may, for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Board to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. The proposals are not “routine” matters under the rules of the New York Stock Exchange. If you do not give instructions to your broker, your broker will not be able to vote your shares with respect to the applicable proposal(s). We urge you to provide instructions to your broker or nominee so that your votes may be counted. Abstentions will have the effect of votes against a proposal. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of a proposal. However, because the proposals are considered non-routine, there are not expected to be any broker non-votes.

Can shareholders submit proposals for a future shareholder meeting?

The Acquired Funds are not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable U.S. federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless the Aquila Kentucky Fund and/or the Aquila Narragansett Fund has received contrary instructions from one or more of the household’s shareholders. If a shareholder needs an additional copy of this Proxy Statement/Prospectus, please call 800-437-1020 (toll-free) or 212-697-6666.

In order to help achieve the presence of a quorum at the Special Meeting, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Aquila Kentucky Fund or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [   ], 2024 by and between Aquila Municipal Trust, a Massachusetts business trust (“AMT”), on behalf of its series, the Aquila Churchill Tax-Free Fund of Kentucky (the “Acquired Fund”), and MainStay Funds Trust, a Delaware statutory trust (“MainStay Funds”), on behalf of its series, the MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“New York Life Investments”), joins this Agreement solely for purposes of paragraphs 4.4 and 8.2; and Aquila Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“AIM”), joins this Agreement solely for purposes of paragraph 4.3.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class I and Class Z shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

The Board of Trustees of AMT has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1.  The Reorganization. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), AMT shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to MainStay Funds on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to AMT on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares (to the third decimal place), and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2. Assets of the Acquired Fund. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund or AIM on behalf of the Acquired Fund to prepare and file tax returns pursuant to paragraph 5.13 of this Agreement.

1.3.  Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations that are incurred in the ordinary course of business consistent with past practice. The Acquiring Fund shall assume all liabilities, obligations and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time, and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”).

1.4.  Distribution of Acquiring Fund Shares. At the Closing (as defined below) (or as soon thereafter as is reasonably practicable), AMT, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Holders of Class A shares of the Acquired Fund will receive Class Z shares of the Acquiring Fund; holders of Class C shares of the Acquired Fund will receive Class C shares of the Acquiring Fund; holders of Class F shares of the Acquired Fund will receive Class I shares of the Acquiring Fund; holders of Class I shares of the Acquired Fund will receive Class A shares of the Acquiring Fund; and holders of Class Y shares of the Acquired Fund will receive Class I shares of the Acquiring Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to each Acquired Fund Shareholder shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by that Acquired Fund Shareholder at the Effective Time. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.  Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares by the Acquired Fund Shareholders will be shown on the books of the Acquiring Fund’s transfer agent.

1.6.  Filing Responsibilities of Acquired Fund. Except as otherwise expressly provided herein, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7.  Termination of Acquired Fund. The Acquired Fund will have its affairs wound up and be terminated as a separate series of AMT in accordance with Massachusetts law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1.  Net Asset Value of the Acquired Fund. In connection with the Reorganization, the net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures adopted by the Board of Trustees of MainStay Funds, as described in the then-current prospectus and statement of additional information of the Acquiring Fund.

2.2.  Net Asset Value of the Acquiring Fund. In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the net asset value per share computed with respect to the Acquired

Fund Shares as of the Effective Date, using the valuation procedures adopted by the Board of Trustees of MainStay Funds, as described in the then-current prospectus and statement of additional information of the Acquiring Fund.

2.3.  Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined with respect to each of Class A, Class C, Class I and Class Z shares by dividing the value of the Assets with respect to each such class of the Acquired Fund determined using the valuation procedures referred to in paragraph 2.1 by the net asset value of the Acquiring Fund Shares of the class to be received in the Reorganization determined in accordance with paragraph 2.2.

2.4.  Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).

ARTICLE III

CLOSING

3.1.  Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of New York Life Investments on or about [   ], 2024, or by facsimile, email or other communication, at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2.  Transfer and Delivery of Assets. AMT shall direct The Bank of New York Mellon (“BNYM”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer of BNYM stating that the Assets were delivered in proper form to the Acquiring Fund or its custodian at the Effective Time. AMT, on behalf of the Acquired Fund, shall deliver, at the Closing, a certificate of an authorized officer of AMT stating that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNYM, as custodian for the Acquired Fund, to those persons at JPMorgan Chase Bank, N.A. (“JPMorgan”), which serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation, if applicable, shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. BNYM shall deliver to those persons at JPMorgan who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of JPMorgan and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Assets are deposited, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to JPMorgan or as instructed by MainStay Funds by wire transfer of federal funds at the Effective Time.

3.3.  Share Records. AMT shall direct BNY Mellon Investment Servicing (US) Inc. (“BNYM Servicing”), in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver to MainStay Funds at the Closing a certificate of an authorized officer of BNYM Servicing stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. An officer of the Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4.  Postponement of Effective Time. In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an

“Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of AMT or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1.  Representations and Warranties of AMT. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of AMT, AMT, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

(a)  The Acquired Fund is a duly established series of AMT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under AMT’s Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)  AMT is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by AMT, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

(d)  The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  At the Effective Time, AMT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act; provided, however, that certain Assets may be pledged against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments, in accordance with the terms of such contracts.

(f)  AMT, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Massachusetts law or of its Declaration of Trust or By-Laws, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound, including the Acquired Fund’s investment advisory agreement with AIM, which has been properly approved pursuant to Section 15(c) of the 1940 Act, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments and those contracts listed on Schedule 4.1) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AMT’s knowledge, threatened against the Acquired Fund or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. AMT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings. AMT, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i)  The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquired Fund at [March 31, 2024] have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)  Since [March 31, 2024], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)  For each taxable year of the Acquired Fund’s operation (including the taxable year of the Acquired Fund ending with the Closing Date), the Acquired Fund met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has (or will have) distributed substantially all of its investment company taxable income and net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) relating to the taxable year ending with the Closing Date and all previous taxable years.

(l)  At the Effective Time, all federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes (whether or not shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted with respect to such returns.

(m)  All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by AMT and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of AMT, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of AMT, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)  The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p)  The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or New York Life Investments for use therein.

(q)  The Acquired Fund’s investment operations, from inception to the date of this Agreement, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as disclosed in writing to MainStay Funds.

(r)  The due diligence materials made available by AMT are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.

4.2.  Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to AMT, on behalf of the Acquired Fund, as follows:

(a)  The Acquiring Fund is a duly established series of MainStay Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under MainStay Funds’ Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)  MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(d)  At or prior to the Effective Time, MainStay Funds shall have on file with the Commission an effective prospectus and statement of additional information for the Acquiring Fund.

(e)  The prospectus, statement of additional information, marketing and other related materials of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subparagraph (e) shall not apply to statements in or omissions from the materials described in this subparagraph (e) made in reliance upon and in conformity with information that was furnished by the Acquired Fund or AIM for use therein.

(f)  At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing.

(g)  MainStay Funds, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds’ knowledge, threatened against MainStay Funds or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i)  The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquiring Fund at [October 31, 2023] have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)  Since [October 31, 2023], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(k)  For each taxable year of the Acquiring Fund’s operation and for the portion through the Closing Date of the taxable year of the Acquiring Fund that includes the Closing Date, the Acquiring Fund met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed (or will distribute) substantially all of its investment company taxable income and net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) relating to the taxable year ended [October 31, 2023] and all previous taxable years.

(l)  At the Effective Time, all federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes (whether or not shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquiring Fund, no such return is currently under audit and no material assessment has been asserted with respect to such returns.

(m)  All Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of MainStay Funds, on behalf of the Acquiring Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of MainStay Funds, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)  The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(p)  The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(q)  The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund or AIM for use therein.

(r)  The Acquiring Fund’s investment advisory agreement with New York Life Investments, and the subadvisory agreement between New York Life Investments and MacKay Shields LLC, have been properly approved by both (1) the Board of Trustees of the MainStay Funds pursuant to Section 15(c) of the 1940 Act and (2) the initial shareholder of the Acquiring Fund pursuant to Section 15(a) of the 1940 Act.

4.3.  Representations and Warranties of AIM.

AIM, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)  AIM is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. AIM has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)  The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of AIM and by all other necessary limited liability company action on the part of AIM, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of AIM enforceable against AIM in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)  As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to AIM, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d)  The due diligence materials made available by AIM are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.

4.4.	Representations and Warranties of New York Life Investments.

New York Life Investments, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a) New York Life Investments is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. New York Life Investments has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)  The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of New York Life Investments and by all other necessary limited liability company action on the part of New York Life Investments, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of New York Life Investments enforceable against New York Life Investments in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)  As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to New York Life Investments, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d) The due diligence materials made available by New York Life Investments are true and correct in all material respects and contain no material misstatements or omissions, as of the date hereof.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1.  Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  Meeting of Shareholders. AMT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.  No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.  Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.  Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.  Proxy Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund reasonably necessary for the preparation of a proxy statement/prospectus (the “Proxy Statement”) to be included in a registration statement on Form N-14 of the Acquiring Fund, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.  Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8.  Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.  Other Instruments. AMT, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) AMT’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets. Each of AMT and MainStay Funds agrees to take actions and otherwise to carry out the intent and purpose of this Agreement.

5.10.  Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.11.  Reorganization. The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1) of the Code).

5.12. Continued Insurance Coverage. AMT shall arrange for an insurance policy providing coverage for any claims related to the Acquired Fund in favor of the Board of Trustees and officers of AMT for any expenses, losses, claims, damages and liabilities relating to periods prior to the Closing upon such terms, including matters arising from conduct or omissions occuring prior to the Closing, as may be reasonably acceptable to the Board of Trustees of AMT.

5.13.  Tax Filings. The Acquired Fund (or AIM on behalf of the Acquired Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to taxable years ending prior to or on the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. The Acquiring Fund (or New York Life Investments on behalf of the Acquiring Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund with respect to taxable years ending after the Closing and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.

5.14.  Compliance with Section 15(f) of the 1940 Act. (a) MainStay Funds agrees that for a period of three (3) years after the Closing Date, MainStay Funds will maintain the composition of its Board of Trustees so that at least 75% of the board members of MainStay Funds (or any successor) are not “interested persons” (as defined in the 1940 Act) of New York Life Investments or AIM; and (b) New York Life Investments agrees that for a period of two (2) years after the Closing Date, neither New York Life Investments nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund or (any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

ARTICLE VI

CONDITIONS PRECEDENT

6.1.  Conditions Precedent to Obligations of Acquired Fund. The obligations of AMT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at AMT’s election, to the following conditions:

(a)  All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)  MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to AMT, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as AMT shall reasonably request.

(c)  The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940 Act.

(d)  MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

(e)  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)  AMT shall have received on the Closing Date the opinion of Dechert LLP, counsel to the MainStay Funds, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, dated as of the Closing Date, covering the following points:

(1)  MainStay Funds has been duly organized and is validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2)  The Agreement has been duly authorized by MainStay Funds, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by AMT, is a valid and binding obligation of MainStay Funds on behalf of the Acquiring Fund enforceable against MainStay Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3)  The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by MainStay Funds and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4)  The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of MainStay Funds’ Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which MainStay Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the MainStay Funds is a party or by which it is bound;

(5)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by MainStay Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(6)  MainStay Funds is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(7)  To the knowledge of such counsel, and except as otherwise disclosed to AMT pursuant to paragraph 4.2(h) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to MainStay Funds or the Acquiring Fund and neither MainStay Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

6.2.  Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds’ election, to the following conditions:

(a)  All representations and warranties of AMT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)  AMT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of AMT.

(c)  AMT, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay Funds and dated as of the Effective Time, to the effect that the representations and warranties of AMT, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

(d)  AMT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AMT, on behalf of the Acquired Fund, on or before the Effective Time.

(e)  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)  The MainStay Funds shall have received on the Closing Date the opinion of Morgan, Lewis & Bockius, LLP, counsel to AMT, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, covering the following points:

(1)  AMT has been duly organized and is validly existing and in good standing as a business trust under the laws of the Commonwealth of Massachusetts and has the trust power to own all of the Acquired Fund’s properties and assets and to carry on its business, including that of the Acquired Fund, as a registered investment company;

(2)  AMT has the power and authority under its Declaration of Trust, its Bylaws and Massachusetts law to execute and deliver the Agreement and to consummate the transactions contemplated thereby;

(3)  The Agreement has been duly authorized, executed and delivered by AMT, on behalf of the Acquired Fund, under Massachusetts law;

(4)  Assuming due authorization, execution and delivery of the Agreement by MainStay Funds, New York Life Investments and AIM, the Agreement constitutes the valid and binding obligation of AMT, on behalf of the Acquired Fund, enforceable against AMT in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(5)  Neither the execution and delivery by AMT, on behalf of the Acquired Fund, of the Agreement nor the consummation by AMT of the transactions contemplated thereby: (i) materially violates AMT’s Declaration of Trust or By-Laws; or (ii) constitutes a material violation of, or a default under, any agreement listed in response to Item 28 of Part C of AMT’s registration statement on Form N-1A as of the date hereof to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound;

(6)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by AMT in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(7)  AMT has filed a Notification of Registration pursuant to Section 8(a) of the 1940 Act (the “1940 Act Notification”) and, based solely on a review of the website of the SEC, no order of suspension or revocation of such 1940 Act Notification has been issued and no proceedings for any such purpose have been instituted or are pending with the SEC; and

(8)  To the knowledge of such counsel there are no legal or governmental proceedings pending to which AMT is a party that are required to be disclosed in the Proxy Statement that are not so disclosed therein.

(g)  The Acquired Fund shall have declared and paid a distribution or distributions on or prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year through its taxable year that ends on the Closing Date; and (ii) any undistributed investment company taxable income and net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and net realized capital gains from any period to the extent not otherwise already distributed.

6.3.  Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, AMT, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.

(a)  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of

AMT’s Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, AMT and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

(b)  Each of the conditions to the Closing set forth in Section 7 of the Asset Purchase Agreement between New York Life Investments and AIM for the sale of assets related to the management of the Acquired Fund (hereinafter referred to as the “Purchase Agreement”) have been satisfied or waived by the relevant party, including, unless waived by New York Life Investments, the assets under management with respect to the Partial Closing Fund(s) (as defined in the Purchase Agreement) for which requisite approvals have been received must be greater than $1 billion in the aggregate on the closing date of the Fund Reorganization Transactions (as defined in the Purchase Agreement) or such Partial Closing (as defined in the Purchase Agreement) in the case of a Partial Closing . Notwithstanding any other provision in this Agreement, New York Life Investments may waive the conditions set forth in this paragraph 6.3(b).

(c)  At the Effective Time, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to the knowledge of AMT or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by AMT and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)  The Proxy Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)  AMT and the MainStay Funds shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)  The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will constitute a reorganization under Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)  No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of such Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3)  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities.

(4)  No gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization.

(5)  The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.

(6)  The basis of the Acquired Fund’s Assets received by the Acquiring Fund in the Reorganization will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (2) above.

(7)  The holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.

(8)  The holding period of the Acquired Fund’s Assets in the hands of the Acquiring Fund will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset and except for any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above).

(9)  The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of AMT and Mainstay Funds on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(f).

(g)  BNYM shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(h)  The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

(i)  The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

(j)  Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

(k)  AMT shall have obtained the insurance policy as set forth in paragraph 5.12 of this Agreement.

ARTICLE VII

INDEMNIFICATION AND LIABILITIES

7.1.  Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless AMT, the Acquired Fund, and their trustees, officers, employees and agents (the “AMT Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the AMT Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or the AMT Indemnified Parties.

7.2.  Indemnification by AMT. AMT, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the “MainStay Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or the MainStay Indemnified Parties.

7.3.  Liability of AMT. The Declaration of Trust of AMT is on file with the Secretary of the Commonwealth of Massachusetts. MainStay Funds understands and agrees that the obligations of AMT on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of AMT on behalf of AMT personally, but shall bind only AMT on behalf of the Acquired Fund and the Acquired Fund’s property. Moreover, no series of AMT other than the Acquired Fund shall be responsible for the obligations of AMT hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it is on notice of the provisions of the Declaration of Trust of AMT disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund. This Agreement has been signed and delivered on behalf of AMT, on behalf of the Acquired Fund, by an authorized officer of AMT, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquired Fund as provided in AMT’s Declaration of Trust.

7.4.  Liability of MainStay Funds. AMT understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but shall bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. AMT represents that it is on notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund. This Agreement has been signed and delivered on behalf of MainStay Funds, on behalf of the Acquiring Fund, by an authorized officer of MainStay Funds, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquiring Fund as provided in MainStay Fund’s Declaration of Trust.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1.  No Broker or Finder Fees. AMT and MainStay Funds, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2.  Expenses of Reorganization. The expenses relating to the proposed Reorganization will be borne by New York Life Investments. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the registration statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and expenses of holding shareholders’ meetings.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1.  Amendments. This Agreement may be amended, modified or supplemented in such mutually agreeable manner as may be deemed necessary or advisable by the authorized officers of AMT or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2.  Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of AMT or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to AMT:

Aquila Investment Management LLC

120 West 45th Street, Suite 3600

New York, New York, 10036

Attn.: Diana P. Herrmann

Telephone: 212-697-6666

Email: dherrmann@aquilafunds.com

With copies to (which shall not constitute notice) to:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Attn.: Toby R. Serkin, Esq.

Telephone No.: (617) 951-8760

Email: toby.serkin@morganlewis.com

Vedder Price P.C.

222 North LaSalle Street

Chicago, IL 60601

Attn.: Maureen A. Miller, Esq.

Telephone No.: (312) 609-7699

Email: mmiller@vedderprice.com

If to MainStay Funds:

MainStay Funds Trust c/o New York Life Investment Management LLC

30 Hudson Street

Jersey City, NJ 07302

Attention: J. Kevin Gao, Esq.

Telephone No.: (973) 394-4450

Email: kevin_gao@nylim.com

With a copy (which shall not constitute notice) to:

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Attn.:  Thomas C. Bogle, Esq.

Telephone No.: (202) 261-3360

Email: thomas.bogle@dechert.com

ARTICLE XI

MISCELLANEOUS

11.1.  Entire Agreement. MainStay Funds and AMT agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2.  Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 3.2, 4.3, 4.4, 5.5, 5.7, 5.10 and 5.12 and articles 7, 8, 10, and 11. Additionally, the covenants to be performed after the Closing shall survive after the Closing.

11.3.  Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4.  Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5.  Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6.  Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the    day    , 2024.

MAINSTAY FUNDS TRUST on behalf of its series, MainStay MacKay Strategic Municipal Allocation Fund	AQUILA MUNICIPAL TRUST on behalf of its series, Aquila Churchill Tax-Free Fund of Kentucky

By:	By:

Name: Kirk C. Lehneis	Name: Diana P. Herrmann

Title: President	Title: President

Solely for purposes of paragraphs 4.4, 5.13, 5.14(b) and 8.2

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:

Name: Kirk C. Lehneis

Title: Senior Managing Director

Solely for purposes of paragraphs 4.3 and 5.13

AQUILA INVESTMENT MANAGEMENT LLC

By:

Name: Diana P. Herrmann

Title: President and Chief Executive Officer

APPENDIX B

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Aquila Narragansett Fund or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [  ], 2024 by and between Aquila Municipal Trust, a Massachusetts business trust (“AMT”), on behalf of its series, the Aquila Narragansett Tax-Free Income Fund (the “Acquired Fund”), and MainStay Funds Trust, a Delaware statutory trust (“MainStay Funds”), on behalf of its series, the MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“New York Life Investments”), joins this Agreement solely for purposes of paragraphs 4.4 and 8.2; and Aquila Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“AIM”), joins this Agreement solely for purposes of paragraph 4.3.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class I and Class Z shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

The Board of Trustees of AMT has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1.  The Reorganization. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), AMT shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to MainStay Funds on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to AMT on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares (to the third decimal place), and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2.  Assets of the Acquired Fund. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund or AIM on behalf of the Acquired Fund to prepare and file tax returns pursuant to paragraph 5.13 of this Agreement.

1.3.  Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations that are incurred in the ordinary course of business consistent with past practice. The Acquiring Fund shall assume all liabilities, obligations and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time, and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”).

1.4.  Distribution of Acquiring Fund Shares. At the Closing (as defined below) (or as soon thereafter as is reasonably practicable), AMT, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Holders of Class A shares of the Acquired Fund will receive Class Z shares of the Acquiring Fund; holders of Class C shares of the Acquired Fund will receive Class C shares of the Acquiring Fund; holders of Class F shares of the Acquired Fund will receive Class I shares of the Acquiring Fund; holders of Class I shares of the Acquired Fund will receive Class A shares of the Acquiring Fund; and holders of Class Y shares of the Acquired Fund will receive Class I shares of the Acquiring Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to each Acquired Fund Shareholder shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by that Acquired Fund Shareholder at the Effective Time. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.  Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares by the Acquired Fund Shareholders will be shown on the books of the Acquiring Fund’s transfer agent.

1.6.  Filing Responsibilities of Acquired Fund. Except as otherwise expressly provided herein, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7.  Termination of Acquired Fund. The Acquired Fund will have its affairs wound up and be terminated as a separate series of AMT in accordance with Massachusetts law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1.  Net Asset Value of the Acquired Fund. In connection with the Reorganization, the net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures adopted by the Board of Trustees of MainStay Funds, as described in the then-current prospectus and statement of additional information of the Acquiring Fund.

2.2.  Net Asset Value of the Acquiring Fund. In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the net asset value per share computed with respect to the Acquired

Fund Shares as of the Effective Date, using the valuation procedures adopted by the Board of Trustees of MainStay Funds, as described in the then-current prospectus and statement of additional information of the Acquiring Fund.

2.3.  Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined with respect to each of Class A, Class C, Class I and Class Z shares by dividing the value of the Assets with respect to each such class of the Acquired Fund determined using the valuation procedures referred to in paragraph 2.1 by the net asset value of the Acquiring Fund Shares of the class to be received in the Reorganization determined in accordance with paragraph 2.2.

2.4.  Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).

ARTICLE III

CLOSING

3.1.  Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of New York Life Investments on or about [  ], 2024, or by facsimile, email or other communication, at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2.  Transfer and Delivery of Assets. AMT shall direct The Bank of New York Mellon (“BNYM”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer of BNYM stating that the Assets were delivered in proper form to the Acquiring Fund or its custodian at the Effective Time. AMT, on behalf of the Acquired Fund, shall deliver, at the Closing, a certificate of an authorized officer of AMT stating that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNYM, as custodian for the Acquired Fund, to those persons at JPMorgan Chase Bank, N.A. (“JPMorgan”), which serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation, if applicable, shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. BNYM shall deliver to those persons at JPMorgan who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of JPMorgan and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Assets are deposited, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to JPMorgan or as instructed by MainStay Funds by wire transfer of federal funds at the Effective Time.

3.3.  Share Records. AMT shall direct BNY Mellon Investment Servicing (US) Inc. (“BNYM Servicing”), in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver to MainStay Funds at the Closing a certificate of an authorized officer of BNYM Servicing stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. An officer of the Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4.  Postponement of Effective Time. In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an

“Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of AMT or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1.  Representations and Warranties of AMT. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of AMT, AMT, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

(a)  The Acquired Fund is a duly established series of AMT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under AMT’s Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)  AMT is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by AMT, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

(d)  The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  At the Effective Time, AMT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act; provided, however, that certain Assets may be pledged against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments, in accordance with the terms of such contracts.

(f)  AMT, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Massachusetts law or of its Declaration of Trust or By-Laws, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound, including the Acquired Fund’s investment advisory agreement with AIM, which has been properly approved pursuant to Section 15(c) of the 1940 Act, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments and those contracts listed on Schedule 4.1) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AMT’s knowledge, threatened against the Acquired Fund or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. AMT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings. AMT, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i)  The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquired Fund at [March 31, 2024] have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)  Since [March 31, 2024], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)  For each taxable year of the Acquired Fund’s operation (including the taxable year of the Acquired Fund ending with the Closing Date), the Acquired Fund met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has (or will have) distributed substantially all of its investment company taxable income and net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) relating to the taxable year ending with the Closing Date and all previous taxable years.

(l)  At the Effective Time, all federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes (whether or not shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted with respect to such returns.

(m)  All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by AMT and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of AMT, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of AMT, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)  The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p)  The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or New York Life Investments for use therein.

(q)  The Acquired Fund’s investment operations, from inception to the date of this Agreement, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as disclosed in writing to MainStay Funds.

(r)  The due diligence materials made available by AMT are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.

4.2.  Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to AMT, on behalf of the Acquired Fund, as follows:

(a)  The Acquiring Fund is a duly established series of MainStay Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under MainStay Funds’ Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)  MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(d)  At or prior to the Effective Time, MainStay Funds shall have on file with the Commission an effective prospectus and statement of additional information for the Acquiring Fund.

(e)  The prospectus, statement of additional information, marketing and other related materials of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subparagraph (e) shall not apply to statements in or omissions from the materials described in this subparagraph (e) made in reliance upon and in conformity with information that was furnished by the Acquired Fund or AIM for use therein.

(f)  At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing.

(g)  MainStay Funds, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds’ knowledge, threatened against MainStay Funds or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i)  The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquiring Fund at [October 31, 2023] have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)  Since [October 31, 2023], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(k)  For each taxable year of the Acquiring Fund’s operation and for the portion through the Closing Date of the taxable year of the Acquiring Fund that includes the Closing Date, the Acquiring Fund met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed (or will distribute) substantially all of its investment company taxable income and net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) relating to the taxable year ended [October 31, 2023] and all previous taxable years.

(l)  At the Effective Time, all federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes (whether or not shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquiring Fund, no such return is currently under audit and no material assessment has been asserted with respect to such returns.

(m)  All Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of MainStay Funds, on behalf of the Acquiring Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of MainStay Funds, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)  The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(p)  The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(q)  The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund or AIM for use therein.

(r)  The Acquiring Fund’s investment advisory agreement with New York Life Investments, and the subadvisory agreement between New York Life Investments and MacKay Shields LLC, have been properly approved by both (1) the Board of Trustees of the MainStay Funds pursuant to Section 15(c) of the 1940 Act and (2) the initial shareholder of the Acquiring Fund pursuant to Section 15(a) of the 1940 Act.

4.3.  Representations and Warranties of AIM.

AIM, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)  AIM is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. AIM has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)  The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of AIM and by all other necessary limited liability company action on the part of AIM, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of AIM enforceable against AIM in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)  As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to AIM, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d)  The due diligence materials made available by AIM are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.

4.4.	Representations and Warranties of New York Life Investments.

New York Life Investments, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a) New York Life Investments is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. New York Life Investments has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)  The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of New York Life Investments and by all other necessary limited liability company action on the part of New York Life Investments, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of New York Life Investments enforceable against New York Life Investments in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)  As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to New York Life Investments, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d) The due diligence materials made available by New York Life Investments are true and correct in all material respects and contain no material misstatements or omissions, as of the date hereof.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1.  Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  Meeting of Shareholders. AMT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.  No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.  Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.  Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.  Proxy Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund reasonably necessary for the preparation of a proxy statement/prospectus (the “Proxy Statement”) to be included in a registration statement on Form N-14 of the Acquiring Fund, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.  Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8.  Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.  Other Instruments. AMT, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) AMT’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets. Each of AMT and MainStay Funds agrees to take actions and otherwise to carry out the intent and purpose of this Agreement.

5.10.  Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.11.  Reorganization. The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1) of the Code).

5.12. Continued Insurance Coverage. AMT shall arrange for an insurance policy providing coverage for any claims related to the Acquired Fund in favor of the Board of Trustees and officers of AMT for any expenses, losses, claims, damages and liabilities relating to periods prior to the Closing upon such terms, including matters arising from conduct or omissions occuring prior to the Closing, as may be reasonably acceptable to the Board of Trustees of AMT.

5.13.  Tax Filings. The Acquired Fund (or AIM on behalf of the Acquired Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to taxable years ending prior to or on the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. The Acquiring Fund (or New York Life Investments on behalf of the Acquiring Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund with respect to taxable years ending after the Closing and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.

5.14. Compliance with Section 15(f) of the 1940 Act. (a) MainStay Funds agrees that for a period of three (3) years after the Closing Date, MainStay Funds will maintain the composition of its Board of Trustees so that at least 75% of the board members of MainStay Funds (or any successor) are not “interested persons” (as defined in the 1940 Act) of New York Life Investments or AIM; and (b) New York Life Investments agrees that for a period of two (2) years after the Closing Date, neither New York Life Investments nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund or (any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

ARTICLE VI

CONDITIONS PRECEDENT

6.1.  Conditions Precedent to Obligations of Acquired Fund. The obligations of AMT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at AMT’s election, to the following conditions:

(a)  All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)  MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to AMT, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as AMT shall reasonably request.

(c)  The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940 Act.

(d)  MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

(e)  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)  AMT shall have received on the Closing Date the opinion of Dechert LLP, counsel to the MainStay Funds, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, dated as of the Closing Date, covering the following points:

(1)  MainStay Funds has been duly organized and is validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2)  The Agreement has been duly authorized by MainStay Funds, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by AMT, is a valid and binding obligation of MainStay Funds on behalf of the Acquiring Fund enforceable against MainStay Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3)  The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by MainStay Funds and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4)  The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of MainStay Funds’ Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which MainStay Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the MainStay Funds is a party or by which it is bound;

(5)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by MainStay Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(6)  MainStay Funds is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(7)  To the knowledge of such counsel, and except as otherwise disclosed to AMT pursuant to paragraph 4.2(h) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to MainStay Funds or the Acquiring Fund and neither MainStay Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

6.2.  Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds’ election, to the following conditions:

(a)  All representations and warranties of AMT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)  AMT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of AMT.

(c)  AMT, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay Funds and dated as of the Effective Time, to the effect that the representations and warranties of AMT, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

(d)  AMT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AMT, on behalf of the Acquired Fund, on or before the Effective Time.

(e)  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)  The MainStay Funds shall have received on the Closing Date the opinion of Morgan, Lewis & Bockius, LLP, counsel to AMT, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, covering the following points:

(1)  AMT has been duly organized and is validly existing and in good standing as a business trust under the laws of the Commonwealth of Massachusetts and has the trust power to own all of the Acquired Fund’s properties and assets and to carry on its business, including that of the Acquired Fund, as a registered investment company;

(2)  AMT has the power and authority under its Declaration of Trust, its Bylaws and Massachusetts law to execute and deliver the Agreement and to consummate the transactions contemplated thereby;

(3)  The Agreement has been duly authorized, executed and delivered by AMT, on behalf of the Acquired Fund, under Massachusetts law;

(4)  Assuming due authorization, execution and delivery of the Agreement by MainStay Funds, New York Life Investments and AIM, the Agreement constitutes the valid and binding obligation of AMT, on behalf of the Acquired Fund, enforceable against AMT in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(5)  Neither the execution and delivery by AMT, on behalf of the Acquired Fund, of the Agreement nor the consummation by AMT of the transactions contemplated thereby: (i) materially violates AMT’s Declaration of Trust or By-Laws; or (ii) constitutes a material violation of, or a default under, any agreement listed in response to Item 28 of Part C of AMT’s registration statement on Form N-1A as of the date hereof to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound;

(6)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by AMT in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(7)  AMT has filed a Notification of Registration pursuant to Section 8(a) of the 1940 Act (the “1940 Act Notification”) and, based solely on a review of the website of the SEC, no order of suspension or revocation of such 1940 Act Notification has been issued and no proceedings for any such purpose have been instituted or are pending with the SEC; and

(8)  To the knowledge of such counsel there are no legal or governmental proceedings pending to which AMT is a party that are required to be disclosed in the Proxy Statement that are not so disclosed therein.

(g)  The Acquired Fund shall have declared and paid a distribution or distributions on or prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year through its taxable year that ends on the Closing Date; and (ii) any undistributed investment company taxable income and net tax-exempt income (in each case, computed without regard to the dividends-paid deduction) and net realized capital gains from any period to the extent not otherwise already distributed.

6.3.  Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, AMT, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.

(a)  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of

AMT’s Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, AMT and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

(b)  Each of the conditions to the Closing set forth in Section 7 of the Asset Purchase Agreement between New York Life Investments and AIM for the sale of assets related to the management of the Acquired Fund (hereinafter referred to as the “Purchase Agreement”) have been satisfied or waived by the relevant party, including, unless waived by New York Life Investments, the assets under management with respect to the Partial Closing Fund(s) (as defined in the Purchase Agreement) for which requisite approvals have been received must be greater than $1 billion in the aggregate on the closing date of the Fund Reorganization Transactions (as defined in the Purchase Agreement) or such Partial Closing (as defined in the Purchase Agreement) in the case of a Partial Closing . Notwithstanding any other provision in this Agreement, New York Life Investments may waive the conditions set forth in this paragraph 6.3(b).

(c)  At the Effective Time, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to the knowledge of AMT or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by AMT and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)  The Proxy Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)  AMT and the MainStay Funds shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)  The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will constitute a reorganization under Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)  No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of such Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3)  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities.

(4)  No gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization.

(5)  The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.

(6)  The basis of the Acquired Fund’s Assets received by the Acquiring Fund in the Reorganization will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (2) above.

(7)  The holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.

(8)  The holding period of the Acquired Fund’s Assets in the hands of the Acquiring Fund will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset and except for any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above).

(9)  The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of AMT and Mainstay Funds on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(f).

(g)  BNYM shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(h)  The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

(i)  The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

(j)  Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

(k)  AMT shall have obtained the insurance policy as set forth in paragraph 5.12 of this Agreement.

ARTICLE VII

INDEMNIFICATION AND LIABILITIES

7.1.  Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless AMT, the Acquired Fund, and their trustees, officers, employees and agents (the “AMT Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the AMT Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or the AMT Indemnified Parties.

7.2.  Indemnification by AMT. AMT, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the “MainStay Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or the MainStay Indemnified Parties.

7.3.  Liability of AMT. The Declaration of Trust of AMT is on file with the Secretary of the Commonwealth of Massachusetts. MainStay Funds understands and agrees that the obligations of AMT on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of AMT on behalf of AMT personally, but shall bind only AMT on behalf of the Acquired Fund and the Acquired Fund’s property. Moreover, no series of AMT other than the Acquired Fund shall be responsible for the obligations of AMT hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it is on notice of the provisions of the Declaration of Trust of AMT disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund. This Agreement has been signed and delivered on behalf of AMT, on behalf of the Acquired Fund, by an authorized officer of AMT, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquired Fund as provided in AMT’s Declaration of Trust.

7.4.  Liability of MainStay Funds. AMT understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but shall bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. AMT represents that it is on notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund. This Agreement has been signed and delivered on behalf of MainStay Funds, on behalf of the Acquiring Fund, by an authorized officer of MainStay Funds, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquiring Fund as provided in MainStay Fund’s Declaration of Trust.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1.  No Broker or Finder Fees. AMT and MainStay Funds, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2.  Expenses of Reorganization. The expenses relating to the proposed Reorganization will be borne by New York Life Investments. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the registration statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and expenses of holding shareholders’ meetings.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1.  Amendments. This Agreement may be amended, modified or supplemented in such mutually agreeable manner as may be deemed necessary or advisable by the authorized officers of AMT or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2.  Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of AMT or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to AMT:

Aquila Investment Management LLC

120 West 45th Street, Suite 3600

New York, New York, 10036

Attn.: Diana P. Herrmann

Telephone: 212-697-6666

Email: dherrmann@aquilafunds.com

With copies to (which shall not constitute notice) to:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Attn.: Toby R. Serkin, Esq.

Telephone No.: (617) 951-8760

Email: toby.serkin@morganlewis.com

Vedder Price P.C.

222 North LaSalle Street

Chicago, IL 60601

Attn.: Maureen A. Miller, Esq.

Telephone No.: (312) 609-7699

Email: mmiller@vedderprice.com

If to MainStay Funds:

MainStay Funds Trust c/o New York Life Investment Management LLC

30 Hudson Street

Jersey City, NJ 07302

Attention: J. Kevin Gao, Esq.

Telephone No.: (973) 394-4450

Email: kevin_gao@nylim.com

With a copy (which shall not constitute notice) to:

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Attn.: Thomas C. Bogle, Esq.

Telephone No.: (202) 261-3360

Email: thomas.bogle@dechert.com

ARTICLE XI

MISCELLANEOUS

11.1.  Entire Agreement. MainStay Funds and AMT agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2.  Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 3.2, 4.3, 4.4, 5.5, 5.7, 5.10 and 5.12 and articles 7, 8, 10, and 11. Additionally, the covenants to be performed after the Closing shall survive after the Closing.

11.3.  Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4.  Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5.  Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6.  Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the    day    , 2024.

MAINSTAY FUNDS TRUST on behalf of its series, MainStay MacKay Strategic Municipal Allocation Fund	AQUILA MUNICIPAL TRUST on behalf of its series, Aquila Narragansett Tax-Free Income Fund

By:	By:

Name: Kirk C. Lehneis	Name: Diana P. Herrmann

Title: President	Title: President

Solely for purposes of paragraphs 4.4, 5.13, 5.14(b) and 8.2

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:

Name: Kirk C. Lehneis

Title: Senior Managing Director

Solely for purposes of paragraphs 4.3 and 5.13

AQUILA INVESTMENT MANAGEMENT LLC

By:

Name: Diana P. Herrmann

Title: President and Chief Executive Officer

APPENDIX C

PRINCIPAL RISKS OF THE ACQUIRED FUNDS

The following summarizes the principal risks that are applicable to the Aquila Kentucky Fund and the Aquila Narragansett Fund.

Market Risk. The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. When market prices fall, the value of your investment will likely go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); global pandemics; measures to address budget deficits; downgrades of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The fallout from the COVID-19 pandemic and subsequent variants of COVID-19, and the long-term impact on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any security or investment.

Interest Rate Risk. The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Tax Risk. The income on the Fund’s Rhode Island Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase. Illiquid assets may also be difficult to value. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a substantial loss or may not be able to sell at all. The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Extension Risk. During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about market movements, interest rates or other market factors, is incorrect.

Valuation Risk. Nearly all of the Fund’s investments are valued using a fair value methodology. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued securities or if a different valuation methodology has been used. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Sub-Adviser, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects. Also, the Fund may be more risky than a more geographically diverse fund.

The following summarizes the principal risks that are applicable to the Aquila Kentucky Fund only.

Risks Associated with Investments in Kentucky and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Kentucky and other municipal issuers in which the Fund may invest. The strength of the Kentucky economy will be affected by, among other factors, employment growth and energy production, including the market for Kentucky coal, monetary and trade policies, the strength of the global economy, geopolitical risks, and business and consumer uncertainty related to these issues. The long-term impact of the COVID-19 pandemic and subsequent variants of COVID-19 is uncertain. The market for Kentucky coal and losses in mining-related jobs continue to be areas of concern. Municipal issuers may be adversely affected by rising health care costs, unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Kentucky has significant long-term liabilities. In particular, Kentucky’s retirement systems are significantly underfunded. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse.

The following summarizes the principal risks that are applicable to the Aquila Narragansett Fund only.

Risks Associated with Investments in Rhode Island and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Rhode Island and other municipal issuers in which the Fund may invest. Municipal issuers may be adversely affected by rising health care costs, unfunded pension liabilities, and by the phasing out of federal programs providing financial support. A number of municipalities in Rhode Island have experienced financial difficulties. The strength of the Rhode Island economy also will be affected by federal fiscal, monetary and trade policies, the strength of the global economy, geopolitical risks, and business and consumer uncertainty related to these issues. The long-term impact of the COVID-19 pandemic and subsequent variants of COVID-19 is uncertain. Rhode Island’s retirement systems are underfunded. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse.

APPENDIX D

SHAREHOLDER GUIDE OF THE ACQUIRING FUND

Shareholder Guide

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and certain other information designed to help you understand the costs and certain other considerations associated with buying, holding and selling your MainStay Fund investments. Not all of the MainStay Funds discussed below are offered in this Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors and may be offered through a separate prospectus.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at newyorklifeinvestments.com. The information contained in or otherwise accessible through the MainStay website does not form part of this Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident; and (iii) redeem shares and close the account of an investor in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by that investor or any other individual associated with that account.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•

“MainStay Asset Allocation Funds” collectively refers to the MainStay Conservative Allocation Fund, MainStay Equity Allocation Fund, MainStay Growth Allocation Fund and MainStay Moderate Allocation Fund.

•	“MainStay Epoch Funds” collectively refers to the MainStay Epoch Capital Growth Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch Global Equity Yield Fund.

•

“MainStay ETF Asset Allocation Funds” collectively refers to the MainStay Conservative ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Moderate ETF Allocation Fund.

•	“MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•

“MainStay International/Global Equity Funds” collectively refers to the MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay WMC International Research Equity Fund.

•	“MainStay Mixed Asset Funds” collectively refers to the MainStay Balanced Fund, MainStay Income Builder Fund and MainStay MacKay Convertible Fund.

•

“MainStay Tax-Exempt Funds” collectively refers to the MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

•

“MainStay Taxable Bond Funds” collectively refers to the MainStay Candriam Emerging Markets Debt Fund, MainStay Floating Rate Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay U.S.

Infrastructure Bond Fund, MainStay Money Market Fund and MainStay Short Term Bond Fund.

•

“MainStay U.S. Equity Funds” collectively refers to the MainStay CBRE Real Estate Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Fiera SMID Growth Fund, MainStay S&P 500 Index Fund, MainStay PineStone U.S. Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund.

•	The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the “Board.”

•	The Investment Company Act of 1940, as amended, is referred to as the “1940 Act.”

•	New York Life Investment Management LLC is referred to as the “Manager” or “New York Life Investments.”

•	New York Life Insurance Company is referred to as “New York Life.”

•	NYLIM Service Company LLC is referred to as the “Transfer Agent” or “NYLIM Service Company.”

•	NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the “Distributor” or “NYLIFE Distributors.”

•	The New York Stock Exchange is referred to as the “Exchange.”

•	Net asset value is referred to as “NAV.”

•	The Securities and Exchange Commission is referred to as the “SEC.”

•	Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, Class A, A2, C, C2, I, P, R1, R2, R3, R6, Z and SIMPLE Class shares, as applicable. Each share class may not currently be offered by each MainStay Fund or through your financial intermediary and may be offered through a separate prospectus. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide or as set forth in the MainStay Funds’ multiple class plan adopted pursuant to Rule 18f-3 under the 1940 Act), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•	how much you plan to invest;

•	how long you plan to hold your shares;

•	the fees (e.g., sales charge) and total expenses associated with each class of shares; and

•

whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries are eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur higher or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution, such as Class I or Class R6 shares. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund (or share class, if applicable) indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, “Fees and Expenses of the Fund,” under the heading, “Annual Fund Operating Expenses.” As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs are typically allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests (“Underlying Funds”), where applicable. The tables entitled “Fees and Expenses of the Fund” reflect a MainStay Fund’s estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund’s assets among the Underlying Funds (if any) during the MainStay Fund’s most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund’s assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled “Fees and Expenses of the Fund” may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund’s share of the fees and expenses of any Underlying Fund in which the MainStay Fund invested during its prior fiscal year.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•

Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•

Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a 12b-1 plan for such class (if any), such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See “Information on Fees” in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption for certain share classes. These charges and fees for each MainStay Fund are presented earlier in the tables entitled “Fees and Expenses of the Fund,” under the heading, “Shareholder Fees.” Such charges and fees include:

•

Initial Sales Charge—also known as a “front-end sales load,” refers to a charge that is deducted from your initial investment in Investor Class, Class A, Class A2 and Class Z shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

•

Contingent Deferred Sales Charge—also known as a “CDSC” or “back-end sales load,” refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B, Class C or Class C2 shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Certain intermediaries impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A1	Class A2	Investor Class[1]	Class B 2	Class C1	Class C2	Class I	Class R1	Class R2	Class R3	Class R6	Class P	Class Z	SIMPLE Class
Initial sales charge	Yes	Yes	Yes	None	None	None	None	None	None	None	None	None	Yes	None
Contingent deferred sales charge	None[3]	None[3]	None[3]	Sliding scale during the first six years after purchase	1% on sale of shares held for one year or less[4]	1% on sale of shares held for one year or less	None	None	None	None	None	None	None[3]	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.75%[5] distribution and 0.25% service (1.00% total)[6]	0.75%[5] distribution and 0.25% service (1.00% total) [6]	0.40% distribution and 0.25% service (0.65% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None	None	0.15%[7]	0.25% distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	None	None	0.10%	0.10%	0.10%	None	None	None	None
Conversion feature	Yes[8]	No	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	No	No	Yes[8]
Purchase maximum[9]	None	None	None	N/A	$1,000,000[10]	$250,000	None	None	None	None	None	None	None	None

1.	Class A, Investor Class and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no 12b-1 fees.
2.	Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.
3.

No initial sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund and MainStay Short Term Bond Fund). However, for purchases of Class A and Investor Class shares of each Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

4.	18 months or less with respect to MainStay MacKay Short Duration High Income Fund.
5.

0.25% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

6.

0.50% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

7.	0.075% for MainStay MacKay Colorado Muni Fund and 0.20% for MainStay MacKay Utah Muni Fund.
8.

See the sections discussing Share Class Considerations and the section entitled “Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes” for more information on the voluntary and/or automatic conversions that apply to each share class.

9.	Does not apply to purchases by certain retirement plans.
10.

$250,000 for MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Utah Muni Fund.

The discussions in this Shareholder Guide are not intended to be investment advice or a recommendation because each investor’s financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class, Class A, Class A2 or Class Z shares are more economical than Class C or Class C2 shares if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C or Class C2 shares may be more economical than Investor Class, Class A, Class A2 or Class Z shares if you intend to hold your shares for a shorter term. Class I, Class R6 and Class P shares are the most economical, regardless of amount invested or intended holding period. Class I shares are generally available only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans invested in a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, Class R2 and Class R3 shares are available only to certain employer-sponsored retirement plans. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management, Inc. and are investing directly with the Fund. SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•

Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via the systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•

Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•

When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers”).

•

Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

•

plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

•	qualify for a reduced or waived sales charge.

Class A, Class A2 and Class Z Share Considerations

•

Generally, Class A, Class A2 and Class Z shares have a minimum initial investment amount of $15,000 per MainStay Fund, however Class A shares of the MainStay ETF Asset Allocation Funds have a minimum initial investment amount of $2,500.

•

When you invest in Class A, Class A2 or Class Z shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers”).

•

Since some of your investment goes to pay an up-front sales charge when you purchase Class A, Class A2 or Class Z shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Class A, Class A2 or Class Z shares. As a result, you are usually better off purchasing Class A, Class A2 or Class Z shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

•

plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

•	qualify for a reduced or waived sales charge.

•	Class Z shares are generally only available to existing holders of Class Z shares of the Fund upon July 19, 2024

Class B Share Considerations

•

Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•

When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•	You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•

In most circumstances, you will pay a CDSC if you sell Class B shares within six years of buying them (see “Information on Sales Charges”). Exchanging Class B shares into the MainStay Money Market Fund may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information. There are exceptions, which are described in the SAI.

•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•

When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•

Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class B shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•

Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C and Class C2 Share Considerations

•

You pay no initial sales charge on an investment in Class C or Class C2 shares. However, for certain Funds, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment than for each other share class.

•

In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund). Exchanging Class C or Class C2 shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

•

When you sell Class C or Class C2 shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•

Class C and, with respect to MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund, Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets for Class C shares (or from 0.50% to 0.25% for Class C shares and from 0.65% to 0.25% for Class C2 shares with respect to MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund). Conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class C or Class C2 shares into the MainStay Money Market Fund and/or holding Class C or Class C2 shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

•

Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•

The MainStay Funds will generally not accept a purchase order for Class C or Class C2 shares in the amount of $1,000,000 or more ($250,000 or more with respect to the MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Utah Muni Fund).

•

Please note that Class C2 shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.

•	You do not pay any ongoing distribution and/or service (12b-1) fees.

•	You may buy Class I shares if you are an:

•	Institutional Investor

◾	Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

◾	Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

◾

Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

•

Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

•	Existing Class I Shareholder; or

•	Existing or retired MainStay Funds Trustee or Officer, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•	The MainStay asset allocation funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class P Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class P shares.

•	You do not pay any ongoing distribution and/or service fees (12b-1) fees.

•	Generally, Class P shares are only available to investors that have a relationship with PineStone Asset Management Inc. and are investing directly with the Fund.

Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares.

•	You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2, and Class R3 shares.

•	You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

•	You pay ongoing distribution and/or service fees (12b-1) fees but do not pay ongoing shareholder service fees for SIMPLE Class shares.

•	Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

•	Section 401(a) and 457 plans;

•	Certain Section 403(b)(7) plans;

•	Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

•	Non-qualified deferred compensation plans.

•

Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

•	SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

•

SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•	The MainStay asset allocation funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Income Fund and MainStay WMC Growth Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•

if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay

MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Income Fund and MainStay WMC Growth Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

All MainStay Funds except MainStay ETF Asset Allocation Funds and MainStay Money Market Fund:

•	$15,000 minimum initial investment with no minimum for subsequent purchases of any of these MainStay Funds.

MainStay ETF Asset Allocation Funds:

•	$2,500 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay Money Market Fund:

•	There are no minimums for initial and subsequent purchases if all of your other accounts contain Class A shares only.

•

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation’s Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares, however MainStay Funds reserve the right to impose other minimum initial investment amounts on these accounts. See the SAI for additional information.

Class A2 Shares

MainStay MacKay Short Term Municipal Fund:

•	$15,000 minimum for initial and no minimum for subsequent purchases.

Class C Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Income Fund and MainStay WMC Growth Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•

if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Coloardo Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Utah Muni Fund and MainStay WMC Growth Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.

Class C2 Shares

MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class I Shares

•	Individual Investors—$1 million minimum for initial purchases of any single MainStay Fund and no minimum for subsequent purchases of any other MainStay Fund; and

•

Institutional Investors, the MainStay Funds’ existing and retired Trustees and Officers, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimums for initial and subsequent purchases of any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirements for Class I shares. See the SAI for additional information.

Class P Shares

MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund:

•	If you are eligible to invest in Class P shares, $5,000,000 minimum for initial and no minimum for subsequent purchases.

Please note that Class P shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimums for initial and subsequent purchases.

Class Z Shares

MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund and MainStay MacKay Strategic Municipal Allocation Fund:

•	$15,000 minimum for initial and no minimum for subsequent purchases.

•	Please note that Class Z shares are only available for purchase by existing holders of Class Z shares.

SIMPLE Class Shares

All MainStay Funds except MainStay Money Market Fund, MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds:

•	$1,000 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds.

MainStay Money Market Fund, MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds:

•	There are no minimums for initial and subsequent purchases of any of these MainStay Funds.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at newyorklifeinvestments.com/salescharges.

Investor Class, Class A, Class A2 and Class Z Shares

The initial sales charge you pay when you buy Investor Class, Class A, Class A2 or Class Z shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers” or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Fiera SMID Growth Fund, MainStay MacKay Convertible Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund, MainStay PineStone U.S. Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $50,000	5.50%	5.82%	4.75%

$50,000 to $99,999	4.50%	4.71%	4.00%

$100,000 to $249,999	3.50%	3.63%	3.00%

$250,000 to $499,999	2.50%	2.56%	2.00%

$500,000 to $999,999	2.00%	2.04%	1.75%

$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $50,000	5.00%	5.26%	4.25%

$50,000 to $99,999	4.00%	4.17%	3.50%

$100,000 to $249,999	3.00%	3.09%	2.50%

$250,000 to $499,999	2.00%	2.04%	1.50%

$500,000 to $999,999	1.50%	1.52%	1.25%

$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay S&P 500 Index Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $50,000	1.50%	1.52%	1.25%

$50,000 to $99,999	1.25%	1.27%	1.00%

$100,000 to $249,999	1.00%	1.01%	0.75%

$250,000 to $499,999	0.75%	0.76%	0.50%

$500,000 to $999,999	0.50%	0.50%	0.25%

$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $50,000	1.00%	1.01%	0.75%

$50,000 to $99,999	0.75%	0.76%	0.50%

$100,000 to $249,999	0.50%	0.50%	0.35%

$250,000 to $499,999	0.25%	0.25%	0.25%

$500,000 to $999,999	0.15%	0.15%	0.15%

$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay Candriam Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund,

MainStay MacKay Strategic Bond Fund and MainStay MacKay Total Return Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $100,000	4.50%	4.71%	4.00%

$100,000 to $249,999	3.50%	3.63%	3.00%

$250,000 to $499,999	2.50%	2.56%	2.00%

$500,000 to $999,999	2.00%	2.04%	1.75%

$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $100,000	4.00%	4.17%	3.50%

$100,000 to $249,999	3.00%	3.09%	2.50%

$250,000 to $499,999	2.00%	2.04%	1.50%

$500,000 to $999,999	1.50%	1.52%	1.25%

$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund, MainStay Moderate Allocation Fund and MainStay Moderate ETF Allocation Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $100,000	3.00%	3.09%	2.75%

$100,000 to $249,999	2.00%	2.04%	1.75%

$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $100,000	2.50%	2.56%	2.25%

$100,000 to $249,999	1.50%	1.52%	1.25%

$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay Short Term Bond Fund and MainStay MacKay Short Term Municipal Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $250,000	1.00%	1.01%	1.00%

$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Class A2 Shares (MainStay MacKay Short Term Municipal Fund only)

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $250,000	2.00%	2.04%	1.75%

$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $250,000	0.50%	0.50%	0.50%

$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund

Class Z Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $100,000	3.00%	3.09%	2.75%

$100,000 to $249,999	2.00%	2.04%	1.75%

$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class B shares have higher ongoing distribution and/or service (12b-1) fees than for other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. Class B shares of MainStay Money Market Fund are not subject to a sales charge. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge

First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%

Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase (18 months with respect to MainStay MacKay Short Duration High Income Fund), a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees than other share classes (except Class B and, with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund, Class C2 shares) and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares. Class C shares of MainStay Money Market Fund are not subject to a sales charge.

Class C2 Shares

Class C2 shares are sold without an initial sales charge. However, if Class C2 shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class C2 shares have higher ongoing distribution and/or service (12b-1) fees than other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class C2 share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C2 shares.

Computing Contingent Deferred Sales Charge on Class B, Class C and Class C2 Shares

Subject to certain exceptions, a CDSC will be imposed on redemptions of Class B, Class C or Class C2 shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class B, Class C or Class C2 share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years or Class C or Class C2 shares during the preceding year (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund). The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B, Class C or Class C2 shares redeemed does not exceed:

•

the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased more than six years prior to the redemption for Class B shares or more than one year (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund) prior to the redemption for Class C or Class C2 shares; plus

•	the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•

increases in the NAV of the investor’s Class B, Class C or Class C2 shares of the MainStay Fund above the total amount of payments for the purchase of Class B, Class C or Class C2 shares of the MainStay Fund made during the preceding six years for Class B shares or one year (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund) for Class C or Class C2 shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at newyorklifeinvestments.com/salescharges.

Reducing the Initial Sales Charge on Investor Class, Class A and Class A2 Shares

You may be eligible to buy Investor Class, Class A, Class A2 and Class Z shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class shares.

•	Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class A2, Class B, Class C, Class C2, Class Z or SIMPLE Class shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information, please see the SAI.

•	Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A, Class A2, Class C, Class C2, Class Z or SIMPLE Class shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class, Class A, Class A2 or Class Z shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information, please see the SAI.

•	Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class, Class A or Class A2 sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

“Spouse,” with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund’s Class A or Class A2 shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through “wrap fee” or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of SS&C GIDS, Inc. that is assigned to the Fund. Individuals and other types of accounts may purchase Class A2 shares at NAV, without payment of any sales charge, if exchanged for Class A shares of the same fund through a financial intermediary’s share class conversion program. Class A shares, Class A2 shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i)

who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii)	who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class, Class A and Class A2 Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for the MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A, Class A2 and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A, Class A2 and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Class A2, Investor Class, Class B, Class C or Class C2 shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders (“QDROs”) and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) for IRA and 403(b)(7) TSA participants in the year following the year in which such participant attains age 73. However, different rules relating to mandatory distributions apply to individuals who attained age 70 1/2 before 2020; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year (18 months with respect to Class A, Investor Class and Class C shares of the MainStay MacKay Short Duration High Income Fund) following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder’s Class A, Class A2, Investor Class, Class B, Class C or Class C2 shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available for direct accounts and through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at newyorklifeinvestments.com/salescharges; and read the information under “Reduced Sales Charges on Class A, Class A2 and Investor Class Shares—Contingent Deferred Sales Charge, Class A, Class A2 and Investor Class Shares” in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A, Class A2 and Class R2 12b-1 plans provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of the respective class. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution (0.25% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund) and 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay

MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund). The Class C2 12b-1 plan provides for payment of 0.40% for distribution and 0.25% for service activities for a total 12b-1 fee of up to 0.65% of the average daily net assets of Class C2 shares. The Class Z 12b-1 plan provides for payment for distribution and/or service activities of up to 0.20% of the average daily net assets of Class Z shares. The Class R3 and SIMPLE Class 12b-1 plans each provide for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 and SIMPLE Class shares, respectively. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. With respect to Class R2 and Class R3 shares, the portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid under the Class R2 and Class R3 Shareholder Services Plans, as discussed in the section entitled “Shareholder Services Plans.” The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund’s Class R1, Class R2 or Class R3 shares pay New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund’s Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services and fees are in addition to those services and fees that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds (except the MainStay ETF Asset Allocation Funds) have implemented a small account fee. Each shareholder with an account balance of less than $1,000 ($5,000 for Class A share accounts) will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

•	accounts held by employees of New York Life and its subsidiaries and their employees, officers, directors or agents or former employees (and immediate family members);

•

Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share, Class R6 share and Class P share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•	accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client’s checking or savings account;

•	New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•	certain 403(b)(7) accounts;

•	accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts);

•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class B, Class C or Class C2 shares; and

•	Investors who obtained their Class A shares through certain reorganizations.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor will pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class, Class A, Class A2 or Class Z shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class, Class A, Class A2 or Class Z shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C or Class C2 shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor will also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate will pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law and FINRA rules. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. The Distributor or an affiliate may pay de minimis amounts to intermediaries for setup, connectivity or other technological expenses. Class R6 shares do not provide for the payment of sales charges, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives and be subject to conflicts of interest for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” sections of the MainStay Funds’ Prospectuses because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES

HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund provided Investor Class shares are available through your intermediary if you are not purchasing shares directly from the MainStay Funds. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class A2 Shares

Class A2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the financial intermediary firm will assist you with opening an account.

Class C2 Shares

Class C2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

Class P Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application.

All Classes

You buy shares at NAV (plus, for Investor Class, Class A, Class A2 and Class Z shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund’s NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, each MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number or taxpayer identification number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identities of beneficial owners are verified. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares, you generally may also elect on a voluntary basis to convert, for example:

•

Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•	Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•

Class C or Class C2 shares that are no longer subject to a CDSC into Class A, Class I or Class Z shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A, Class I or Class Z shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A, Class C or Class C2 shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. Conversion of any shares of any other class of shares into Class Z shares is not permitted unless the shareholder already owns Class Z shares. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C or Class C2 shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C or Class C2 shares for purposes of determining whether such Class C or Class C2 shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C or Class C2 shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C or Class C2 shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C or Class C2 shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•   ABA #011-0000-28

•   MainStay Funds (DDA #99029415)

•   Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•   name(s) of investor(s);

•   your account number; and

•   MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•   name(s) of investor(s); and

•   MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

•   The maximum ACH purchase amount is $100,000.

•   If the bank information section of your application is not completed correctly or in its entirety, we will be unable to process your initial deposit.

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•  name(s) of investor(s);

•  your account number; and

•  MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•  We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•  name(s) of investor(s);

•  your account number; and

•  MainStay Fund name and share class.

By internet:	Visit us at newyorklifeinvestments.com/accounts

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•  We must have your bank information on file.

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:	To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•  Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•  The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•  Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•  We must have your bank account information on file.

•  There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•  Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•  Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•  We must have your bank account information on file.

•  After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•  The MainStay Funds do not charge fees for ACH transfers.

•  The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds	Write a letter of instruction that includes: • your name(s) and signature(s); • your account number; • MainStay Fund name and share class; and • dollar amount or share amount you want to sell.

430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A or Class A2 shares ($25 fee for Investor Class, Class B, Class C, Class C2 or SIMPLE Class shares) for checks mailed to you via overnight service.

By internet:	Visit us at newyorklifeinvestments.com/accounts

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•

All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•	The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•

If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•	A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•	The MainStay Funds do not issue share certificates at this time.

•	To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•	To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day’s NAV.

Selling Shares

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Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•

If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•

When you sell Class B, Class C or Class C2 shares, or Investor Class, Class A or Class A2 shares, when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•	The right to redeem shares of a Fund may be suspended and the payment of redemption proceeds may be postponed for any period beyond seven days:

•	during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

•	when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

•	as the SEC may by order permit for the protection of the shareholders of MainStay Funds; or

•	at any other time as the SEC, laws or regulations may allow.

•	In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•	Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•

We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•	We may require a written order to sell shares and a Medallion Signature Guarantee if:

•	the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

•	the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

•	the proceeds from the sale will exceed $100,000 to the address of record;

•	the proceeds of the sale are to be sent to an address other than the address of record;

•	the account was designated as a lost shareholder account within 30 days of the redemption request; or

•	the proceeds are to be payable to someone other than the registered account holder(s).

•	In the interests of all shareholders, we reserve the right to:

•

temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

•	change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

•	change or discontinue the systematic withdrawal plan upon notice to shareholders;

•

close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

•	change the minimum investment amounts.

•	There is no fee for wire redemptions of Class I or Class P shares.

•	Calls received before 4:00 pm Eastern time will generally receive the current day’s NAV.

•	Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

MainStay Money Market Fund

The MainStay Money Market Fund (the “Fund”) intends to qualify as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act or the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., social security number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a social security number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund will deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of any correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial intermediary firm or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts and uncashed checks as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

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Log in to your account by entering your user ID and Personal ID (PIN) at newyorklifeinvestments.com/accounts to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•	Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

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Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

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Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

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If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees may be required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees may be also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (“CESAs”) (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares (“in-kind purchase”). In-kind purchases may be made only upon the MainStay Funds’ approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with that MainStay Fund’s procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in “Excessive Purchases and Redemptions or Exchanges;” and (iii) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

•   all phone calls with service representatives are recorded; and

•   written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

Information on Liquidity Fees for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund (the “Fund”) of up to 2%.

The Board (or its delegate), based on its determination that the liquidity fee is in the best interests of the Fund, may, as early as the same day, impose a liquidity fee of no more than 2% on redemptions from the Fund.

The Board may, in its discretion, terminate a liquidity fee at any time, if it believes such action to be in the best interests of the Fund and its shareholders. When a fee is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee is in effect. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board may, in its discretion, permanently suspend redemptions and liquidate the Fund, if, among other things, at the end of a business day the Fund has less than 10% of its total assets invested in weekly liquid assets.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at newyorklifeinvestments.com/accounts, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1.	AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or

•	purchase shares whenever you choose.

2.	Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3.	Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4.	Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C or Class C2 shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C and Class C2 shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund’s NAV next determined following receipt of a properly executed exchange request.

Generally, you exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B, Class C or Class C2 shares and then separately buy Investor Class, Class A or Class A2 shares, you may have to pay a deferred sales charge on the Class B, Class C or Class C2 shares, as well as pay an initial sales charge on the purchase of Investor Class, Class A or Class A2 shares.

In addition, if you exchange Class B, Class C or Class C2 shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B, Class C or Class C2 shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares, Class C or Class C2 shares into Investor Class or Class A shares also stops until you exchange back into Class B shares, Class C or Class C2 shares of another non-money market MainStay Fund. Shareholders who hold Class C shares of a MainStay Fund may exchange those shares into Class C2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. Likewise, shareholders who hold Class A shares of a MainStay Fund may exchange those shares into Class A2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. The CDSC holding period applicable to any Class C or Class A shares will continue in the same manner when exchanged into Class A2 or Class C2 shares, or vice versa, subject to stoppage during any period such shares are exchanged into either Class C or Class A shares of the MainStay Money Market Fund, as described above.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund

MainStay Candriam Emerging Markets Debt Fund

MainStay Candriam Emerging Markets Equity Fund

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Cushing MLP Premier Fund

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Equity Allocation Fund

MainStay Equity ETF Allocation Fund

MainStay Fiera SMID Growth Fund

MainStay Floating Rate Fund

MainStay Growth Allocation Fund

MainStay Growth ETF Allocation Fund

MainStay Income Builder Fund

MainStay MacKay Arizona Muni Fund

MainStay MacKay California Tax Free Opportunities Fund*

MainStay MacKay Colorado Muni Fund

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund** MainStay MacKay Oregon Muni Fund

MainStay MacKay Short Duration High Income Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Strategic Municipal Allocation Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay MacKay Utah Muni Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

MainStay Money Market Fund

MainStay Short Term Bond Fund

MainStay S&P 500 Index Fund

MainStay PineStone Global Equity Fund

MainStay PineStone International Equity Fund

MainStay PineStone U.S. Equity Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay WMC Value Fund

MainStay MacKay High Yield Municipal Bond Fund

*   The Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

**  The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting newyorklifeinvestments.com or by calling the MainStay Funds at 800-624-6782. Following an exchange, the ongoing fees and expenses of the new MainStay Fund will differ from and may be higher or lower than those of the MainStay Fund that you previously held. The Prospectus relating to the new MainStay Fund includes information regarding the fees, expenses and other characteristics of the new MainStay Fund.

The exchange privilege is not intended as a vehicle for short-term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge when exchanging shares.

Daily Dividend MainStay Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund account that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund’s shareholders and the MainStay Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. The risks posed by excessive trading include the disruption of efficient implementation of a MainStay Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of portfolio investments, requiring a MainStay Fund to maintain higher levels of cash to meet redemption requests, experiencing increased transaction costs, all of which may adversely affect a MainStay Fund’s performance to the detriment of long-term shareholders. These risks are more pronounced in MainStay Funds that invest in thinly-traded or foreign securities. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. Although MainStay Funds’ policies and procedures are designed to discourage frequent, excessive or short-term trading, there is no assurance that the MainStay Funds will be able to effectively detect such activity or participants engaged in such activity, or, if it is detected, to prevent its recurrence, particularly with respect to omnibus accounts as the MainStay Funds must rely on the cooperation of and/or information provided by third-parties, such as financial intermediaries or retirement plans. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds’ judgment, is likely to harm MainStay Fund shareholders.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect frequent, excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time, including reviewing “round trips” in the MainStay Funds by investors. Round trips include purchases or exchanges into a MainStay Fund followed or preceded by a redemption or exchange out of the same MainStay Fund that is substantially similar in dollar terms. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day “block” on any account if, during any 30-day period, there is a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of frequent, excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures may be more or less restrictive than the MainStay Funds’ procedures.

In addition to these measures and other deterrents, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter frequent, excessive or short-term trading and to offset certain costs associated with such trading.

The MainStay Funds will seek to apply their frequent trading policies and procedures as uniformly as practicable to accounts with the MainStay Funds, with the following exceptions:

•	Short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund’s long-term shareholders;

•	Purchases, reinvestments, redemptions and exchanges made on a systematic or automatic basis, such as dollar-cost averaging, dividend diversification and systematic withdrawals;

•	Certain purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program;

•	Any transactions not initiated by a shareholder or registered representative, such as redemptions of shares to pay fund or account fees;

•	Permitted conversions of shares from one share class to another share class within the same MainStay Fund;

•	Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;

•	Transactions in qualified tuition programs operating under Section 529 of the Internal Revenue Code; and

•	Transactions by fund of fund products where New York Life Investments or an affiliate is the program manager.

In addition, on a case-by-case basis, requests for one-time exceptions to the MainStay Funds’ frequent trading policies and procedures may be granted by the MainStay Funds’ Chief Compliance Officer based on the facts and circumstances of the request.

The MainStay Money Market Fund and the MainStay U.S. Government Liquidity Fund are intended for short-term investment horizons and do not monitor for nor prohibit short-term trading activity. Although these MainStay Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Apart from trading permitted or exceptions enumerated above in accordance with the MainStay Funds’ policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds’ Share Prices and the Valuation of Securities and Other Assets

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund’s investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of the MainStay Money Market Fund and other MainStay Funds that hold debt securities with a remaining maturity of 60 days or less). If current market values of a MainStay Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board. Changes in the value of a MainStay Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), determines that a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures approved by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund’s assets invested in one or more Underlying Funds, the MainStay Fund’s NAV is calculated based upon the NAVs of those Underlying Funds, except for exchange-traded Underlying Funds, which are generally valued based on market prices.

The Board has adopted joint valuation procedures of the MainStay Funds and New York Life Investments establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and other assets. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investments as the valuation designee to perform fair valuation determinations for each MainStay Fund with respect to all Fund investments and/or other assets for which market quotations are not readily available. New York Life Investments, in its role as valuation designee, utilizes the assistance of a Valuation Committee to support its obligations in determining fair value of the MainStay Funds’ securities and/or other assets. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets and the specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the MainStay Fund calculates its NAV or based on other considerations. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International/Global Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information about the valuations of the MainStay Funds’ securities and other assets and on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds’ policies and procedures with respect to the disclosure of each of the MainStay Funds’ portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds’ portfolio holdings will be made public on the MainStay Funds’ website at newyorklifeinvestments.com 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-624-6782.

The MainStay Money Market Fund will post on the MainStay Funds’ website its complete schedule of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. MainStay Money Market Fund’s postings will remain on the MainStay Funds’ website for a period of at least six months after posting. Also, in the case of the MainStay Money Market Fund, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

The portfolio holdings for MainStay Cushing MLP Premier Fund will be made public 60 days after quarter end.

The portfolio holdings for MainStay MacKay High Yield Corporate Bond Fund, MainStay Short Duration High Income Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund will be made public 30 days after quarter end.

The portfolio holdings for MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund and MainStay Epoch U.S. Equity Yield Fund will be made public 15 days after month end.

The portfolio holdings for MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Tax-Exempt Funds will be made public 60 days after month end.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the MainStay Funds that are covered by this Prospectus, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors. In addition, pursuant to a no-action position issued by the staff of the SEC, Funds covered by this Prospectus may hire and modify any existing or future subadvisory agreement with subadvisors that are not Wholly-Owned Subadvisors, but are otherwise an “affiliated person” (as defined in the 1940 Act) of New York Life Investments (“Affiliated Subadvisors”) provided that certain conditions are met (“Interpretive Relief”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information within 90 days of hiring a new subadvisor.

Certain MainStay Funds, including those listed in the table below, have approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order and Interpretive Relief as they relate to Wholly-Owned Subadvisors, Affiliated Subadvisors and unaffiliated subadvisors, while other MainStay Funds may rely on the Order only as it relates to unaffiliated subadvisors. Certain other MainStay Funds may not rely on any aspect of the Order without obtaining shareholder approval.

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**

MAINSTAY FUNDS

MainStay Candriam Emerging Markets Debt Fund	x

MainStay Income Builder Fund		x

MainStay MacKay Convertible Fund		x

MainStay MacKay High Yield Corporate Bond Fund		x

MainStay MacKay Strategic Bond Fund		x

MainStay MacKay Tax Free Bond Fund		x

MainStay MacKay U.S. Infrastructure Bond Fund		x

MainStay Money Market Fund		x

MainStay Winslow Large Cap Growth Fund		x

MainStay WMC Enduring Capital Fund		x

MainStay WMC Value Fund		x

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**

MAINSTAY FUNDS TRUST

MainStay Balanced Fund		x

MainStay Candriam Emerging Markets Equity Fund	x

MainStay CBRE Global Infrastructure Fund	x

MainStay CBRE Real Estate Fund	x

MainStay Conservative Allocation Fund			x

MainStay Conservative ETF Allocation Fund	x

MainStay Cushing MLP Premier Fund		x

MainStay Epoch Capital Growth Fund	x

MainStay Epoch Global Equity Yield Fund		x

MainStay Epoch International Choice Fund		x

MainStay Epoch U.S. Equity Yield Fund		x

MainStay Equity Allocation Fund			x

MainStay Equity ETF Allocation Fund	x

MainStay Fiera SMID Growth Fund	x

MainStay Floating Rate Fund			x

MainStay Growth Allocation Fund			x

MainStay Growth ETF Allocation Fund	x

MainStay MacKay Arizona Muni Fund	x

MainStay MacKay California Tax Free Opportunities Fund		x

MainStay MacKay Colorado Muni Fund	x

MainStay MacKay High Yield Municipal Bond Fund		x

MainStay MacKay New York Tax Free Opportunities Fund		x

MainStay MacKay Oregon Muni Fund	x

MainStay MacKay Short Duration High Income Fund		x

MainStay MacKay Short Term Municipal Fund			x

MainStay MacKay Strategic Municipal Allocation Fund	x

MainStay MacKay Total Return Bond Fund			x

MainStay MacKay Utah Muni Fund	x

MainStay Moderate Allocation Fund			x

MainStay Moderate ETF Allocation Fund	x

MainStay Short Term Bond Fund			x

MainStay S&P 500 Index Fund			x

MainStay PineStone Global Equity Fund	x

MainStay PineStone International Equity Fund	x

MainStay PineStone U.S. Equity Fund	x

MainStay WMC Growth Fund	x

MainStay WMC International Research Equity Fund		x

MainStay WMC Small Companies Fund		x

*

The shareholders of these MainStay Funds must separately approve the use of the Order as it relates to Wholly-Owned Subadvisors before it may be relied upon to hire, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors.

**

The shareholders of each of these MainStay Funds must approve the operation of the respective MainStay Fund in accordance with the Order for the Manager and the MainStay Fund to rely on the Order as it relates to Wholly-Owned Subadvisors and/or unaffiliated subadvisors.

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, pays this income to you as “dividends.” The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

Each Fund reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of seeking to maintain its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch International Choice Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Fiera SMID Growth Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay S&P 500 Index Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund, MainStay PineStone U.S. Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay MacKay Convertible Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay Income Builder Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund and MainStay Money Market Fund

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Shareholders generally prefer to buy after the dividend payment. Shareholders may prefer to avoid buying shares shortly before a dividend payment because part of their investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.	Reinvest dividends and capital gains in:

•	the same MainStay Fund; or

•	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2.	Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3.	Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5.	Take dividends and capital gains in cash.

6.

Reinvest all or a percentage of the capital gains in another MainStay Fund of your choice (subject to eligibility requirements and other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7.

Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

UNDERSTAND THE TAX CONSEQUENCES

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay International/Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund’s realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as “qualified dividend income,” which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than

60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund earns liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

MainStay Tax-Exempt Funds

The MainStay Tax-Exempt Funds’ distributions to shareholders are generally expected to be exempt from regular federal income taxes, and in the case of MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund, Arizona, California, Colorado, New York, Oregon and Utah personal income taxes, respectively. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be subject to tax whether you take them as cash or automatically reinvest them. These MainStay Funds’ realized earnings, if any, from capital gains are subject to tax based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If any of the MainStay Tax-Exempt Funds realize long-term capital gains, the earnings distributions are subject to tax as long-term capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally subject to tax as ordinary income upon distribution. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay Tax-Exempt Fund to purchase or carry shares of such a Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

“Tax-Free” Rarely Means “Totally Tax-Free”

•	A tax-free fund or municipal bond fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

•	Tax-exempt dividends may still be subject to state and local taxes.

•	Any time you sell shares—even shares of a tax-free fund—you will generally be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

•	If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

•	Some tax-exempt income may be subject to the alternative minimum tax.

•	Capital gains declared in a tax-free fund are not tax-free.

•	Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay MacKay California Tax Free Opportunities Fund

So long as, at the close of each quarter of the MainStay MacKay California Tax Free Opportunities Fund’s taxable year, at least 50% of the value of the MainStay MacKay California Tax Free Opportunities Fund’s assets consists of California municipal bonds, distributions not exceeding the interest received on such California municipal bonds less deductible expenses allocable to such interest will be treated as interest excludable from the income of California residents for purposes of the California personal income tax. Such distributions paid to a shareholder subject to the

California corporate franchise tax will be taxable as ordinary income for purposes of such tax. Interest income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than California, distributions derived from interest on California municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Distributions of taxable income and capital gains will be subject to tax at ordinary income tax rates for California state income tax purposes. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of that Fund generally will not be deductible for California personal income tax purposes. Interest on indebtedness incurred or continued to be incurred by a shareholder of MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent that it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund seeks to comply with certain state tax requirements so that individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions that are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay MacKay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such distributions for New York City personal income tax purposes. Distributions by MainStay MacKay New York Tax Free Opportunities Fund derived from interest on obligations exempt from taxation by New York State may be subject to New York State and New York City taxes imposed on corporations. If you are subject to tax in a state other than New York, any distributions by the Fund derived from interest in New York municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Interest on indebtedness incurred or continued to be incurred by a shareholder of the MainStay MacKay New York Tax Free Opportunities Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay Utah Muni Fund

MainStay MacKay Utah Muni Fund intends to provide shareholders with current income exempt from federal and Utah personal income tax. It is anticipated that the Fund will qualify to pay dividends of interest income that are exempt from regular federal income tax (exempt-interest dividends). Such dividends will also be exempt from Utah personal income tax to the extent they are attributable to interest income on (i) obligations of the State of Utah and its political subdivisions, agencies and public authorities and of certain other federal government issuers, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular federal income tax and Utah state personal income tax, and (ii) obligations issued by other states, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular federal income tax and, pursuant to Utah statutory authority, from Utah personal (but not corporate) income taxes. The Utah State Tax Commission previously provided an administrative determination identifying those states (consisting of states that do not impose personal income tax on interest from Utah obligations), but has ceased providing that guidance. There can be no certainty as to the ongoing exemption from Utah personal income tax of the interest on obligations of states other than Utah. Other distributions from the Fund generally will not be exempt from Utah income tax. Distributions of interest income by the MainStay MacKay Utah Muni Fund are generally not exempt from the Utah corporate franchise and income tax, although Utah may allow a partial tax credit for such amounts. Prospective shareholders of the MainStay MacKay Utah Muni Fund should consult their tax advisers about these and other state and local tax consequences of investing in the Fund.

MainStay MacKay Colorado Muni Fund

MainStay MacKay Colorado Muni Fund seeks to provide shareholders with current income exempt from federal and Colorado income tax. It is anticipated that the Fund will qualify to pay dividends of interest income that are exempt from regular federal income tax (exempt-interest dividends). Exempt-interest dividends paid by the Fund generally should not be subject to Colorado income tax to the extent such dividends are attributable to interest income on obligations of the State of Colorado or any political subdivisions thereof. Other distributions of the Fund, including distributions attributable to capital gains, will generally be subject to Colorado personal income tax and Colorado corporate income tax. Some such exempt-interest dividends may be taken into account in determining the Colorado alternative minimum tax (AMT) for individuals, estates and trusts. The Colorado AMT does not apply to corporate taxpayers. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay Colorado Muni Fund to purchase or carry shares of the Fund generally will not be deductible for Colorado income tax purposes. Prospective shareholders should consult their tax advisers about these and any other state and local tax consequences of investing in the MainStay MacKay Colorado Muni Fund.

MainStay MacKay Arizona Muni Fund

MainStay MacKay Arizona Muni Fund intends to provide shareholders with current income exempt from federal and Arizona personal income tax. It is anticipated that the Fund will qualify to pay dividends that are exempt from regular federal income tax (exempt-interest dividends). In general, shareholders of the Fund will not be subject to Arizona personal income tax or Arizona corporate income tax on exempt-interest dividends received from the Fund to the extent such dividends are attributable to interest on tax-exempt obligations of the State of Arizona and its political subdivisions. Other distributions of the Fund, including distributions attributable to capital gains, will generally be subject to Arizona personal income tax and Arizona corporate income tax. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay Arizona Muni Fund to purchase or carry shares of the Fund generally will not be deductible for purposes of Arizona personal income tax or Arizona corporate income tax. Prospective shareholders should consult their tax advisers about these and any other state and local tax consequences of investing in the MainStay MacKay Arizona Muni Fund.

MainStay MacKay Oregon Muni Fund

MainStay MacKay Oregon Muni Fund seeks to provide shareholders with current income exempt from federal and Oregon income tax. It is anticipated that the Fund will qualify to pay dividends that are exempt from regular federal income tax (exempt-interest dividends). Such distributions will also be exempt from Oregon personal income tax to the extent they are attributable to interest on (i) obligations issued by or on behalf of the State of Oregon and its political subdivisions, and (ii) obligations of any authority, commission, instrumentality and territorial possession of the United States that by the laws of the United Sate are exempt from federal income tax but not from state income taxes. Other distributions of the Fund, including distributions attributable to capital gains, will generally be subject to Oregon personal income tax. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay Oregon Muni Fund to purchase or carry shares of the Fund generally will not be deductible for Oregon personal income tax purposes. In general, distributions by the Fund, including exempt-interest dividends, are not exempt for purposes of the Oregon corporate income and excise taxes. Oregon also imposes a “corporate activity tax” (CAT), which is a gross receipts tax whose applicability is not limited to corporations as its name implies. The CAT is imposed on corporate and non-corporate businesses for the privilege of doing business in Oregon and is measured by the gross receipts (subject to certain exclusions) that a business realizes from transactions and activity in Oregon. While interest and dividend income are generally exempt from the Oregon CAT, other distributions from the Fund may not be exempt. Prospective shareholders should consult their tax advisers about these and other state and local tax consequences of investing in the MainStay MacKay Oregon Muni Fund.

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Short Term Municipal Fund will normally invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt municipal debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. At least 50% of the MainStay MacKay Short Term Municipal Fund’s total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the MainStay MacKay Short Term Municipal Fund to be able to pay distributions from its net tax-exempt income. Although the MainStay MacKay Short Term Municipal Fund normally will seek to qualify to pay distributions from its net tax-exempt income, there is no guarantee that the MainStay MacKay Short Term Municipal Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the MainStay MacKay Short Term Municipal Fund, including any distributions from tax-exempt income, may be includible in taxable income for purposes of the federal alternative minimum tax. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay Short Term Municipal Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the MainStay MacKay Short Term Municipal Fund’s distributions from tax-exempt income.

MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds are subject to tax, whether you take them as cash or automatically reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds and Underlying ETFs. Distributions of the long-term capital gains of the MainStay Asset Allocation Funds, MainStay ETF Asset Allocation Funds or Underlying Funds and Underlying ETFs will generally be subject to tax as long-term capital gains. The maximum individual federal income tax rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Other distributions, including short-term capital gains, will be subject to tax as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds and Underlying ETFs could affect the amount, timing and character of distributions.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may be treated as “qualified dividend income,” which is currently taxable to individuals at preferential rates, to the extent that the Underlying Funds and Underlying ETFs earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For U.S. corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may qualify for the corporate dividends received deduction. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

MainStay Cushing MLP Premier Fund

As a RIC, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In accordance with the tax requirements applicable to a RIC, the Fund will, as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships, which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to RICs.

To the extent that the MLP Premier Fund invests in the equity securities of an MLP, the MLP Premier Fund will be a partner in such MLP. Accordingly, the MLP Premier Fund will be required to include in its taxable income the MLP Premier Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the MLP Premier Fund. Based upon a review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to an investment in equity securities of MLPs will exceed the taxable income allocated to the MLP Premier Fund from such MLPs.

The MLP Premier Fund will recognize a gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the MLP Premier Fund on the sale, exchange or other taxable disposition and the MLP Premier Fund’s adjusted tax basis in such equity security. The amount realized by the MLP Premier Fund generally will be the amount paid by the purchaser of the equity security plus the MLP Premier Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The MLP Premier Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the MLP Premier Fund paid for the equity securities, (a) increased by the MLP Premier Fund’s allocable share of the MLP’s net taxable income and certain MLP nonrecourse debt, if any, and (b) decreased by the MLP Premier Fund’s allocable share of the MLP’s net losses, any decrease in the amount of MLP nonrecourse debt allocated to the MLP Premier Fund, and any distributions received by the MLP Premier Fund from the MLP. Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may realize taxable income and distributions to the Fund’s shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture. Such taxable income from recapture may be realized even if an MLP interest is sold at a loss or may exceed the gain if the MLP interest is sold at a gain. Losses allocated to the Fund from one MLP investment will carry forward as separate activity passive losses until such investment generates income or is itself sold, with such losses not being available in the meantime to offset income or gains allocated to the Fund from other MLP investments. Any distribution by an MLP to the MLP Premier Fund in excess of the MLP Premier Fund’s allocable share of such MLP’s net taxable income will decrease the MLP Premier Fund’s tax basis in the MLP equity security and, as a result, increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of the equity security in the MLP by the MLP Premier Fund. If the MLP Premier Fund is required to sell equity securities in the MLPs to meet redemption requests, the MLP Premier Fund likely will recognize income and/or realized gain or losses for U.S. federal income tax purposes.

The MLP Premier Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the MLP Premier Fund to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital (All MainStay Funds)

If a MainStay Fund’s distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund.

Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

APPENDIX E

FINANCIAL HIGHLIGHTS OF THE FUNDS

These financial highlights are intended to help you understand the Acquired Funds’ financial performance for the most recently completed fiscal periods. Certain information reflects financial results for a single share of each Acquired Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Acquired Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods has been audited (except for the financial highlights information for the six-month period ended September 30, 2023, which is unaudited) by Tait, Weller  & Baker LLP, the Acquired Funds’ independent registered public accounting firm, whose report, along with each Acquired Fund’s financial statements, is included in the Acquired Funds’ Annual Report to shareholders, which is available upon request.

These financial highlights are intended to help you understand the Acquiring Fund’s financial performance for the most recently completed fiscal periods. Certain information reflects financial results for a single share of the Acquiring Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods has been audited by KPMG LLP, the Acquiring Fund’s independent registered public accounting firm, whose report, along with the Acquiring Fund’s financial statements, is included in the Acquiring Fund’s Annual Report to shareholders, which is available upon request.

In addition to the Class A, Class C, Class I and Class Z shares to be issued by the Acquiring Fund in each Reorganization, the Acquiring Fund also offers other classes of shares. This Proxy Statement/Prospectus relates only to the Class A, Class C, Class I and Class Z shares to be issued in each Reorganization.

Aquila Kentucky Fund

(a series of Aquila Municipal Trust)

(selected per share data and ratios)

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.02	$10.25	$10.93	$10.79	$10.64	$10.48

Income from investment operations:

Net investment income(1)	0.12	0.22	0.22	0.23	0.24	0.25

Net gain (loss) on securities (both realized and unrealized)	(0.47)	(0.22)	(0.67)	0.14	0.15	0.18

Total from investment operations	(0.35)	—	(0.45)	0.37	0.39	0.43

Less distributions (note 9):

Dividends from net investment income	(0.12)	(0.23)	(0.22)	(0.23)	(0.24)	(0.25)

Distributions from capital gains	—	—	(0.01)	—	—	(0.02)

Total distributions	(0.12)	(0.23)	(0.23)	(0.23)	(0.24)	(0.27)

Net asset value, end of period	$9.55	$10.02	$10.25	$10.93	$10.79	$10.64

Total return (not reflecting sales charge)	(3.55)%(2)	0.05%	(4.25)%	3.48%	3.72%	4.10%

Ratios/supplemental data

Net assets, end of period (in millions)	$105	$113	$124	$135	$142	$144

Ratio of expenses to average net assets	0.79%(3)	0.76%	0.75%	0.77%	0.80%	0.79%

Ratio of net investment income to average net assets	2.37%(3)	2.26%	1.99%	2.14%	2.26%	2.36%

Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.02	$10.25	$10.93	$10.78	$10.64	$10.47

Income from investment operations:

Net investment income(1)	0.08	0.14	0.12	0.14	0.15	0.16

Net gain (loss) on securities (both realized and unrealized)	(0.47)	(0.22)	(0.67)	0.15	0.14	0.19

Total from investment operations	(0.39)	(0.08)	(0.55)	0.29	0.29	0.35

Less distributions (note 9):

Dividends from net investment income	(0.08)	(0.15)	(0.12)	(0.14)	(0.15)	(0.16)

Distributions from capital gains	—	—	(0.01)	—	—	(0.02)

Total distributions	(0.08)	(0.15)	(0.13)	(0.14)	(0.15)	(0.18)

Net asset value, end of period	$9.55	$10.02	$10.25	$10.93	$10.78	$10.64

Total return (not reflecting CDSC)	(3.96)%(2)	(0.80)%	(5.06%)	2.70%	2.75%	3.32%

Ratios/supplemental data

Net assets, end of period (in millions)	$2	$2	$4	$5	$6	$7

Ratio of expenses to average net assets	1.63%(3)	1.61%	1.60%	1.62%	1.65%	1.64%

Ratio of net investment income to average net assets	1.51%(3)	1.41%	1.13%	1.29%	1.41%	1.50%

Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
		For the
		Period
	Six	December 21,
	Months	2022*
	Ended	through
	9/30/23	March 31,
	(unaudited)	2023

Net asset value, beginning of period	$10.01	$9.91

Income (loss) from investment operations:

Net investment income(1)	0.12	0.06

Net gain (loss) on securities (both realized and unrealized)	(0.46)	0.13

Total from investment operations	(0.34)	0.19

Less distributions (note 9):

Dividends from net investment income	(0.13)	(0.09)

Distributions from capital gains	—	—

Total distributions	(0.13)	(0.09)

Net asset value, end of period	$9.54	$10.01

Total return	(3.47)%(2)	1.88%(2)

Ratios/supplemental data

Net assets, end of period (in millions)	$1.2	$0.3

Ratio of expenses to average net assets	0.61%(3)	0.56%(3)

Ratio of net investment income to average net assets	2.53%(3)	2.30%(3)

Portfolio turnover rate	9%(2)	10%

*	Commencement of operations.
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.01	$10.25	$10.92	$10.78	$10.64	$10.47

Income from investment operations:

Net investment income(1)	0.11	0.21	0.20	0.22	0.23	0.23

Net gain on securities (both realized and unrealized)	(0.46)	(0.23)	(0.66)	0.14	0.14	0.19

Total from investment operations	(0.35)	(0.02)	(0.46)	0.36	0.37	0.42

Less distributions (note 9):

Dividends from net investment income	(0.11)	(0.22)	(0.20)	(0.22)	(0.23)	(0.23)

Distributions from capital gains	—	—	(0.01)	—	—	(0.02)

Total distributions	(0.11)	(0.22)	(0.21)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$9.55	$10.01	$10.25	$10.92	$10.78	$10.64

Total return	(3.53)%(2)	(0.20)%	(4.31)%	3.33%	3.48%	4.04%

Ratios/supplemental data

Net assets, end of period (in millions)	$6	$6	$6	$7	$7	$7

Ratio of expenses to average net assets	0.94%(3)	0.91%	0.91%	0.92%	0.93%	0.94%

Ratio of net investment income to average net assets	2.21%(3)	2.11%	1.84%	1.99%	2.12%	2.20%

Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/23	Year Ended March 31,
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.02	$10.26	$10.93	$10.79	$10.65	$10.48

Income from investment operations:

Net investment income(1)	0.12	0.24	0.23	0.25	0.26	0.26

Net gain (loss) on securities (both realized and unrealized)	(0.47)	(0.24)	(0.66)	0.14	0.14	0.19

Total from investment operations	(0.35)	—	(0.43)	0.39	0.40	0.45

Less distributions (note 9):

Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.25)	(0.26)	(0.26)

Distributions from capital gains	—	—	(0.01)	—	—	(0.02)

Total distributions	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.28)

Net asset value, end of period	$9.55	$10.02	$10.26	$10.93	$10.79	$10.65

Total return	(3.47)%(2)	0.10%	(4.01)%	3.64%	3.78%	4.35%

Ratios/supplemental data

Net assets, end of period (in millions)	$43	$46	$45	$40	$27	$30

Ratio of expenses to average net assets	0.64%(3)	0.61%	0.60%	0.62%	0.65%	0.64%

Ratio of net investment income to average net assets	2.52%(3)	2.41%	2.14%	2.28%	2.41%	2.50%

Portfolio turnover rate	9%(2)	10%	7%	7%	6%	6%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

Aquila Narragansett Fund

(a series of Aquila Municipal Trust)

(Selected per share data and ratios)

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended 9/30/23 (unaudited)

		Year Ended March 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.15	$10.36	$11.02	$10.91	$10.74	$10.57

Income (loss) from investment operations:

Net investment income(1)	0.10	0.20	0.20	0.23	0.25	0.26

Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.21)	(0.66)	0.11	0.17	0.17

Total from investment operations	(0.42)	(0.01)	(0.46)	0.34	0.42	0.43

Less distributions (note 9):

Dividends from net investment income	(0.10)	(0.20)	(0.20)	(0.23)	(0.25)	(0.26)

Distributions from capital gains	—	—	—	—	—	—

Total distributions	(0.10)	(0.20)	(0.20)	(0.23)	(0.25)	(0.26)

Net asset value, end of period	$9.63	$10.15	$10.36	$11.02	$10.91	$10.74

Total return (not reflecting sales charge)	(4.14)%(2)	(0.05)%	(4.26)%	3.09%	3.89%	4.18%

Ratios/supplemental data

Net assets, end of period (in millions)	$89	$100	$117	$125	$120	$115

Ratio of expenses to average net assets	0.81%(3)	0.81%	0.76%	0.78%	0.79%	0.79%

Ratio of net investment income to average net assets	2.06%(3)	1.97%	1.82%	2.04%	2.25%	2.51%
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):
Ratio of expenses to average net assets	0.88%(3)	0.88%	0.84%	0.86%	0.87%	0.86%

Ratio of net investment income to average net assets	1.99%(3)	1.90%	1.75%	1.96%	2.17%	2.43%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended 9/30/23 (unaudited)

		Year Ended March 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.15	$10.36	$11.02	$10.91	$10.74	$10.57

Income (loss) from investment operations:

Net investment income(1)	0.06	0.11	0.11	0.13	0.15	0.17

Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.21)	(0.66)	0.11	0.17	0.17

Total from investment operations	(0.46)	(0.10)	(0.55)	0.24	0.32	0.34

Less distributions (note 9):

Dividends from net investment income	(0.06)	(0.11)	(0.11)	(0.13)	(0.15)	(0.17)

Distributions from capital gains	—	—	—	––	—	—

Total distributions	(0.06)	(0.11)	(0.11)	(0.13)	(0.15)	(0.17)

Net asset value, end of period	$9.63	$10.15	$10.36	$11.02	$10.91	$10.74

Total return (not reflecting CDSC)	(4.54)%(2)	(0.90)%	(5.07)%	2.21%	3.01%	3.30%

Ratios/supplemental data

Net assets, end of period (in millions)	$1	$1	$2	$3	$5	$7

Ratio of expenses to average net assets	1.66%(3)	1.65%	1.61%	1.64%	1.65%	1.63%

Ratio of net investment income to average net assets	1.21%(3)	1.11%	0.97%	1.20%	1.41%	1.66%
Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):
Ratio of expenses to average net assets	1.73%(3)	1.73%	1.69%	1.71%	1.73%	1.71%

Ratio of net investment income to average net assets	1.14%(3)	1.04%	0.90%	1.13%	1.33%	1.58%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
	Six Months Ended 9/30/23 (unaudited)					For the Period November 30, 2018* through March 31,

		Year Ended March 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.13	$10.34	$11.00	$10.89	$10.72	$10.48

Income (loss) from investment operations:

Net investment income(1)	0.11	0.22	0.22	0.24	0.26	0.09

Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.21)	(0.66)	0.11	0.17	0.24

Total from investment operations	(0.41)	0.01	(0.44)	0.35	0.43	0.33

Less distributions (note 9):

Dividends from net investment income	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.09)

Distributions from capital gains	—	—	—	—	—	—

Total distributions	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.09)

Net asset value, end of period	$9.61	$10.13	$10.34	$11.00	$10.89	$10.72

Total return	(4.06)%(2)	0.14%	(4.10)%	3.27%	4.08%	3.18%(2)

Ratios/supplemental data

Net assets, end of period (in millions)	$5	$5	$4	$2	$1.5	$0.6

Ratio of expenses to average net assets	0.64%(3)	0.62%	0.58%	0.60%	0.61%	0.63%(3)

Ratio of net investment income to average net assets	2.24%(3)	2.16%	1.99%	2.21%	2.41%	2.58%(3)

Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%(3)

Expense and net investment income ratios without the effect of the contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.71%(3)	0.70%	0.66%	0.68%	0.69%	0.71%(3)

Ratio of net investment income to average net assets	2.16%(3)	2.09%	1.92%	2.13%	2.33%	2.50%(3)

*	Commencement of operations.
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months Ended 9/30/23 (unaudited)

		Year Ended March 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.16	$10.37	$11.03	$10.91	$10.74	$10.56

Income (loss) from investment operations:

Net investment income(1)	0.10	0.18	0.18	0.21	0.23	0.26

Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.20)	(0.66)	0.12	0.17	0.18

Total from investment operations	(0.42)	(0.02)	(0.48)	0.33	0.40	0.44

Less distributions (note 9):

Dividends from net investment income	(0.10)	(0.19)	(0.18)	(0.21)	(0.23)	(0.26)

Distributions from capital gains	—	—	—	––	—	—

Total distributions	(0.10)	(0.19)	(0.18)	(0.21)	(0.23)	(0.26)

Net asset value, end of period	$9.64	$10.16	$10.37	$11.03	$10.91	$10.74

Total return	(4.20)%(2)	(0.18)%	(4.39)%	3.03%	3.74%	4.24%

Ratios/supplemental data

Net assets, end of period (in millions)	$0.1	$0.1	$0.3	$0.3	$0.2	$0.2

Ratio of expenses to average net assets	0.95%(3)	0.94%	0.91%	0.93%	0.94%	0.83%

Ratio of net investment income to average net assets	1.92%(3)	1.82%	1.67%	1.89%	2.10%	2.47%

Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.03%(3)	1.01%	0.99%	1.00%	1.02%	0.91%

Ratio of net investment income to average net assets	1.84%(3)	1.75%	1.60%	1.81%	2.02%	2.39%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended 9/30/23 (unaudited)

		Year Ended March 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$10.15	$10.36	$11.02	$10.91	$10.74	$10.57

Income (loss) from investment operations:

Net investment income(1)	0.11	0.21	0.22	0.24	0.26	0.28

Net gain (loss) on securities (both realized and unrealized)	(0.52)	(0.20)	(0.66)	0.11	0.17	0.17

Total from investment operations	(0.41)	0.01	(0.44)	0.35	0.43	0.45

Less distributions (note 9):

Dividends from net investment income	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.28)

Distributions from capital gains	—	—	—	––	—	—

Total distributions	(0.11)	(0.22)	(0.22)	(0.24)	(0.26)	(0.28)

Net asset value, end of period	$9.63	$10.15	$10.36	$11.02	$10.91	$10.74

Total return	(4.07)%(2)	0.10%	(4.11)%	3.24%	4.05%	4.34%

Ratios/supplemental data

Net assets, end of period (in millions)	$92	$100	$126	$126	$117	$105

Ratio of expenses to average net assets	0.66%(3)	0.66%	0.61%	0.63%	0.64%	0.64%

Ratio of net investment income to average net assets	2.21%(3)	2.12%	1.97%	2.19%	2.40%	2.66%

Portfolio turnover rate	5%(2)	3%	12%	7%	6%	9%

Expense and net investment income ratios without the effect of the contractual fee waiver expense cap and/or contractual fee waiver, as well as additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.73%(3)	0.73%	0.69%	0.71%	0.72%	0.72%

Ratio of net investment income to average net assets	2.14%(3)	2.05%	1.90%	2.11%	2.32%	2.58%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

MainStay MacKay Strategic Municipal Allocation Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	May 1, 2023 through October 31, 2023 #	Year Ended April 30,			June 28, 2019^ through April 30, 2020
Class A		2023	2022	2021
Net asset value at beginning of period	$ 9.47	$ 9.50	$10.43	$ 9.65	$10.00

Net investment income (loss)	0.15 (a)	0.26 (a)	0.12 (a)	0.15 (a)	0.14
Net realized and unrealized gain (loss)	(0.40)	(0.01)	(0.78)	0.82	(0.29)

Total from investment operations	(0.25)	0.25	(0.66)	0.97	(0.15)

Less distributions:
From net investment income	(0.16)	(0.26)	(0.17)	(0.19)	(0.14)
From net realized gain on investments	-	(0.02)	(0.10)	-	(0.06)

Total distributions	(0.16)	(0.28)	(0.27)	(0.19)	(0.20)

Net asset value at end of period	$ 9.06	$ 9.47	$ 9.50	$10.43	$ 9.65

Total investment return (b)	(2.63)%	2.73%	(6.54)%	10.02%	(1.44)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.09% ††	2.78%	1.22%	1.47%	1.39% ††
Net expenses	0.77% ††	0.77%	0.77%	0.72%	0.77% ††
Expenses (before waiver/reimbursement)	0.81% ††	0.84%	0.97%	0.98%	1.12% ††
Portfolio turnover rate (c)	12%	81%	32%	66%	108%
Net assets at end of period (in 000’s)	$63,006	$43,203	$5,246	$ 454	$ 136

#	The Fund changed its fiscal year end from April 30 to October 31.

^	Inception date.

††	Annualized.

(a)	Per share data based on average shares outstanding during the period.

(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)	The portfolio turnover rate includes variable rate demand notes.

	May 1, 2023 through October 31, 2023 #	Year Ended April 30,			June 28, 2019^ through April 30, 2020
Class C		2023	2022	2021
Net asset value at beginning of period	$ 9.45	$ 9.48	$10.42	$ 9.65	$10.00

Net investment income (loss)	0.13 (a)	0.22 (a)	0.08 (a)	0.10 (a)	0.12
Net realized and unrealized gain (loss)	(0.39)	(0.01)	(0.80)	0.81	(0.29)

Total from investment operations	(0.26)	0.21	(0.72)	0.91	(0.17)

Less distributions:
From net investment income	(0.15)	(0.22)	(0.12)	(0.14)	(0.12)
From net realized gain on investments	-	(0.02)	(0.10)	-	(0.06)

Total distributions	(0.15)	(0.24)	(0.22)	(0.14)	(0.18)

Net asset value at end of period	$ 9.04	$ 9.45	$ 9.48	$10.42	$ 9.65

Total investment return (b)	(2.82)%	2.31%	(7.12)%	9.49%	(1.76)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.74% ††	2.34%	0.76%	0.97%	1.11% ††
Net expenses	1.13% ††	1.18%	1.22%	1.23%	1.03% ††
Expenses (before waiver/reimbursement)	1.17% ††	1.25%	1.42%	1.49%	1.38% ††
Portfolio turnover rate (c)	12%	81%	32%	66%	108%
Net assets at end of period (in 000’s)	$5,072	$3,291	$ 558	$ 113	$ 79

#	The Fund changed its fiscal year end from April 30 to October 31.

^	Inception date.

††	Annualized.

(a)	Per share data based on average shares outstanding during the period.

(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.

(c)	The portfolio turnover rate includes variable rate demand notes.

	May 1, 2023 through October 31, 2023 #	Year Ended April 30,			June 28, 2019^ through April 30, 2020
Class I		2023	2022	2021
Net asset value at beginning of period	$ 9.45	$ 9.48	$ 10.42	$ 9.65	$ 10.00

Net investment income (loss)	0.16 (a)	0.27 (a)	0. 15 (a)	0.18 (a)	0.16
Net realized and unrealized gain (loss)	(0.39)	0.00 ‡	(0.80)	0.81	(0.29)

Total from investment operations	(0.23)	0.27	(0.65)	0.99	(0.13)

Less distributions:
From net investment income	(0.18)	(0.28)	(0.19)	(0.22)	(0.16)
From net realized gain on investments	-	(0.02)	(0.10)	-	(0.06)

Total distributions	(0.18)	(0.30)	(0.29)	(0.22)	(0.22)

Net asset value at end of period	$ 9.04	$ 9.45	$ 9.48	$ 10.42	$ 9.65

Total investment return (b)	(2.52)%	2.99%	(6.43)%	10.28%	(1.35)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.34% ††	2.90%	1.49%	1.72%	1.57% ††
Net expenses	0.52% ††	0.52%	0.51%	0.50%	0.53% ††
Expenses (before waiver/reimbursement)	0.56% ††	0.59%	0.71%	0.76%	0.88% ††
Portfolio turnover rate (c)	12%	81%	32%	66%	108%
Net assets at end of period (in 000’s)	$483,873	$310,246	$92,126	$61,183	$51,059

#	The Fund changed its fiscal year end from April 30 to October 31.

^	Inception date.

‡	Less than one cent per share.

††	Annualized.

(a)	Per share data based on average shares outstanding during the period.

(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.

(c)	The portfolio turnover rate includes variable rate demand notes.

APPENDIX F

RECORD DATE, OUTSTANDING SHARES

AND INTERESTS OF CERTAIN PERSONS

As of the Record Date, the following shares of beneficial interest of Aquila Kentucky Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	[ ]
Class C	[ ]
Class F	[ ]
Class I	[ ]
Class Y	[ ]

As of the Record Date, the following shares of beneficial interest of Aquila Narragansett Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	[ ]
Class C	[ ]
Class F	[ ]
Class I	[ ]
Class Y	[ ]

All shareholders of the Aquila Kentucky Fund will vote together as a single class and all shareholders of the Aquila Narragansett Fund will vote together as a single class. Shares have no preemptive or subscription rights.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of Aquila Kentucky Fund. Shareholders indicated below holding greater than 25% or more of the Aquila Kentucky Fund are considered “controlling persons” of the Aquila Kentucky Fund under the 1940 Act.

Shareholder Name/Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of Aquila Narragansett Fund. Shareholders indicated below holding greater than 25% or more of the Aquila Narragansett Fund are considered “controlling persons” of the Aquila Narragansett Fund under the 1940 Act.

Shareholder Name/Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

F-1

[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquiring Fund. Shareholders indicated below holding greater than 25% or more of the Acquiring Fund are considered “controlling persons” of the Acquiring Fund under the 1940 Act.

Shareholder Name/Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

F-2

PROXY	PROXY

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 17,

2024 AT 101 PARK AVENUE, NEW YORK, NEW YORK 10178

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the Aquila Churchill Tax-Free Fund of Kentucky, a series of Aquila Municipal Trust (the “Aquila Kentucky Fund”), hereby appoint Diana P. Herrmann and Anita Albano, or any one of them, true and lawful attorneys with power of substitution of each, to vote all shares of the Aquila Kentucky Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on June 17, 2024 at 2:00 p.m., Eastern Time, at the offices of Aquila Investment Management LLC, located at 101 Park Avenue, New York, New York 10178, and at any or all adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE.

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY

USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

THERE ARE 3 EASY WAYS TO VOTE YOUR PROXY:

1.

By Phone: Call Morrow Sodali, LLC toll-free at (833) 876-2476 to vote with a live proxy services representative. Representatives are available to take your vote or to answer any questions Monday through Friday 9:00 AM to 7:00 PM (EST).

OR

2.	By Internet: Refer to your proxy card for the control number and go to: www.ProxyVote.com and follow the simple on-screen instructions.

OR

3.	By Mail: Sign, Date, and Return this proxy card using the enclosed postage-paid envelope.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1

	FOR	AGAINST	ABSTAIN

1.  Approval of an Agreement and Plan of Reorganization providing for the transfer of the assets of Aquila Churchill Tax-Free Fund of Kentucky, a series of Aquila Municipal Trust (the “Aquila Kentucky Fund”), to MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Aquila Kentucky Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Kentucky Fund; and

	☐	☐	☐

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to multiple investments in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN

THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE

SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 17, 2024

THE PROXY STATEMENT AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR

THIS MEETING

ARE AVAILABLE AT: WWW.PROXYVOTE.COM

PROXY	PROXY

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 17,

2024 AT 101 PARK AVENUE, NEW YORK, NEW YORK 10178

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the Aquila Narragansett Tax-Free Income Fund, a series of Aquila Municipal Trust (the “Aquila Narragansett Fund”), hereby appoint Diana P. Herrmann and Anita Albano, or any one of them, true and lawful attorneys with power of substitution of each, to vote all shares of the Aquila Narragansett Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on June 17, 2024 at 2:00 p.m., Eastern Time, at the offices of Morgan, Lewis & Bockius LLP, located at 101 Park Avenue, New York, New York 10178, and at any or all adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE.

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY

USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

THERE ARE 3 EASY WAYS TO VOTE YOUR PROXY:

1.

By Phone: Call Morrow Sodali, LLC toll-free at (833) 876-2476 to vote with a live proxy services representative. Representatives are available to take your vote or to answer any questions Monday through Friday 9:00 AM to 7:00 PM (EST).

OR

2.	By Internet: Refer to your proxy card for the control number and go to: www.ProxyVote.com and follow the simple on-screen instructions.

OR

3.	By Mail: Sign, Date, and Return this proxy card using the enclosed postage-paid envelope.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1

	FOR	AGAINST	ABSTAIN

1.  Approval of an Agreement and Plan of Reorganization providing for the transfer of the assets of Aquila Narragansett Tax-Free Income Fund, a series of Aquila Municipal Trust (the “Aquila Narragansett Fund”), to MainStay MacKay Strategic Municipal Allocation Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Aquila Narragansett Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Aquila Narragansett Fund; and

	☐	☐	☐

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to multiple investments in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN

THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE

SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 17, 2024

THE PROXY STATEMENT AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR

THIS MEETING

ARE AVAILABLE AT: WWW.PROXYVOTE.COM

MAINSTAY FUNDS TRUST

Statement of Additional Information

April [   ], 2024

Acquisition of the Assets and Liabilities of:

Aquila Churchill Tax-Free Fund of Kentucky

(a series of Aquila Municipal Trust)

(the “Aquila Kentucky Fund”)

120 West 45th Street, Suite 3600

New York, New York 10036

By, and in Exchange for, Shares of: MainStay MacKay Strategic Municipal Allocation Fund (a series of MainStay Funds Trust) (the “Acquiring Fund”) 51 Madison Avenue New York, New York 10010

and

Aquila Narragansett Tax-Free Income Fund

(a series of Aquila Municipal Trust)

(the “Aquila Narragansett Fund” and, together with

the Aquila Kentucky Fund, the “Acquired Funds”)

120 West 45th Street, Suite 3600

New York, New York 10036

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated April [   ], 2024, relating specifically to the proposed transfer of the assets of the Aquila Kentucky Fund and the Aquila Narragansett Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Aquila Kentucky Fund and the Aquila Narragansett Fund by the Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value equal to those of the Aquila Kentucky Fund and the Aquila Narragansett Fund, followed by the complete liquidation of the Aquila Kentucky Fund and the Aquila Narragansett Fund (each, “Reorganization,” and collectively, the “Reorganizations”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact MainStay Funds Trust, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-MAINSTAY (624-6782) or Morrow Sodali, LLC by calling (833) 876-2476.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements, the statement of additional information for the MainStay Funds Trust and The MainStay Funds and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

•	Statement of Additional Information dated April [ ], 2024 relating to this Proxy Statement/Prospectus (Securities Act File No. [ ]);

•	Prospectus for the Acquired Funds, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

•	Statement of Additional Information of the Acquired Funds, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

•	Statement of Additional Information of the Acquiring Fund, dated February 28, 2024 (Securities Act File No. 333-160918; Accession Number 0001741773-24-000320);

•	Annual Report to shareholders of the Acquired Funds for the period ended March 31, 2023 (Accession Number 0000784056-23-000014);

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•	Semi-Annual Report to shareholders of the Acquired Funds for the period ended September 30, 2023 (Accession Number 0000784056-23-000039);

•	Annual Report to shareholders of the Acquiring Fund for the period ended October 31, 2023 (Accession Number 0001193125-24-002812);

•	Semi-Annual Report to shareholders of the Acquiring Fund for the period ended October 31, 2022 (Accession Number 0001193125-23-003192)

Reorganization between MainStay MacKay Strategic Municipal Allocation Fund and Aquila Churchill Tax-Free Fund of Kentucky

FINANCIAL STATEMENTS

For additional information, see the September 30, 2023 semi-annual report of the Aquila Kentucky Fund.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual reports noted above which are on file with the SEC and are available at no charge. The information provided herein is unaudited and is provided as of September 30, 2023, the assumed date of the Reorganization for purposes of this section. Management of the Funds have made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare this pro forma financial information in conformity with U.S. generally accepted accounting principles for investment companies.

The Aquila Kentucky Fund is managed by Aquila Investment Management LLC (“Aquila”) and has no subadvisor. The Acquiring Fund is managed by New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay”) serves as the subadvisor to the Acquiring Fund. The Aquila Kentucky Fund is non-diversified. The Acquiring Fund is diversified.

The expenses of the Reorganization will be borne by New York Life Investments. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

The expenses of the Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Aquila Kentucky Fund will bear any of the direct costs of the Reorganization.

It is anticipated that the Reorganization will qualify, for U.S. federal income tax purposes, as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Aquila Kentucky Fund, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Aquila Kentucky Fund’s Reorganization Agreement and the aggregate tax basis of the Acquiring Fund shares received by the Aquila Kentucky Fund shareholder in connection with the Reorganization is expected to be the same as the aggregate tax basis of the shares of the Aquila Kentucky Fund exchanged therefor immediately before the Aquila Kentucky Reorganization. However, Aquila does not anticipate that it will need to sell Aquila Kentucky Fund’s holdings if the Aquila Kentucky Reorganization is approved by shareholders. If any of the Aquila Kentucky Fund’s holdings are sold prior to the Closing Date, any such portfolio transitioning may generate capital gains, which may result in taxable distributions to shareholders of the Funds after the date of the Aquila Kentucky Reorganization. It is not possible at this time to provide an estimate of the gain or loss to be recognized by the Aquila Kentucky Fund that would be carried over to the Acquiring Fund for U.S. federal income tax purposes in connection with the transition of the Aquila Kentucky Fund’s portfolio.

The Aquila Kentucky Fund offers Class A, Class C, Class F, Class I and Class Y shares. Class A, Class C and Class I shares of the Aquila Kentucky Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of

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0.15%, 1.00%1 and 0.40%2 of the average daily net assets, respectively. Class F and Class Y shares are not subject to any distribution and/or service (12b-1) fees.

If shareholders approve the Aquila Kentucky Reorganization, shareholders of the Aquila Kentucky Fund would receive shares of the Acquiring Fund as set forth in the table below:

Aquila Kentucky Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F	Class I
Class I	Class A
Class Y	Class I

Class A, Class C and Class Z shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25%, 0.50% and 0.15% of the average daily net assets, respectively. Class I shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the Aquila Kentucky Fund as of September 30, 2023 amounted to $156,935,554. The net assets of the Acquiring Fund as of September 30, 2023 amounted to $468,524,750.

Under the Advisory and Administration Agreement with Aquila with respect to the Aquila Kentucky Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50% of the Aquila Kentucky Fund’s average annual net assets; provided, however, that for any day that the Aquila Kentucky Fund pays or accrues a fee under the Distribution Plan of the Aquila Kentucky Fund based upon the assets of the Aquila Kentucky Fund, the annual fee shall be payable at an annual rate of 0.40 of 1% of the Aquila Kentucky Fund’s average annual net assets. For the fiscal year ended March 31, 2023, the Aquila Kentucky Fund paid an effective management fee of 0.50% for services performed as a percentage of the average daily net assets.

Upon the closing of the Aquila Kentucky Reorganization, the Acquiring Fund will pay New York Life Investments a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows: 0.40% on all assets.

New York Life Investments will pay subadvisory fees to MacKay from its own assets and not from the assets of the Acquiring Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.77% and Class Z, 0.79% and will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

On a pro forma basis, for the period ended September 30, 2023, the Aquila Kentucky Reorganization would have resulted in no change in management fees and a decrease in other operating expenses of approximately $196,836 or 0.12% of average daily net assets. MainStay MacKay Strategic Municipal Allocation Fund shareholders are projected

1 Consists of a distribution fee of 0.75% of average annual net assets of the Fund attributable to Class C shares that may be paid to certain broker/dealers and other qualified recipients, and a service fee of 0.25% of average annual net assets of the Fund attributable to Class C shares that may be paid to the Acquired Funds’ Distributor.

2 A distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares is permitted under the Aquila Kentucky Fund’s Distribution Plan. A distribution fee of up to 0.15 of 1% of such net assets is currently authorized by the Board of Trustees of the Aquila Kentucky Fund. In addition, a service fee of up to 0.25 of 1% of such assets is imposed on the average annual net assets allocable to Class I Shares of the Aquila Kentucky Fund.

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to experience a decrease in total expenses following the Aquila Kentucky Reorganization after the effect of fee waivers and expense reimbursement.

The following table identifies the various service providers to the Funds. Each of the Acquiring Fund’s service providers has entered into an agreement with MainStay Funds Trust or New York Life Investments, as the case may be, that governs the provision of services to the Acquiring Fund.

	Aquila Kentucky Fund	Acquiring Fund
Investment Manager	Aquila Investment Management LLC	New York Life Investment Management LLC

Subadvisor	N/A	MacKay Shields LLC

Administrator/Sub-Administrator	Aquila Investment Management LLC (administrator)	New York Life Investment Management LLC provides and procures administrative services for the Acquiring Fund pursuant to a management agreement JPMorgan Chase Bank, N.A. serves as a sub-administrator

Distributor	Aquila Distributors LLC	NYLIFE Distributors LLC

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.

No significant accounting policies, specifically, policies regarding valuation of the portfolio securities or compliance with Subchapter M of the Code will change as a result of the Reorganization.

Following the Reorganization, the Acquiring Fund will be the accounting survivor.

4

Reorganization between MainStay MacKay Strategic Municipal Allocation Fund and Aquila Narragansett Tax-Free Income Fund

FINANCIAL STATEMENTS

For additional information, see the September 30, 2023 semi-annual report of the Aquila Narragansett Fund.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual reports noted above which are on file with the SEC and are available at no charge. The information provided herein is unaudited and is provided as of September 30, 2023, the assumed date of the Reorganization for purposes of this section. Management of the Funds have made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare this pro forma financial information in conformity with U.S. generally accepted accounting principles for investment companies.

The Aquila Narragansett Fund is managed by Aquila Investment Management LLC (“Aquila”) and Clarfeld Financial Advisors, LLC (“Clarfeld”) serves as the subadvisor for the Aquila Narragansett Fund. The Acquiring Fund is managed by New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay”) serves as the subadvisor to the Acquiring Fund. The Aquila Narragansett Fund is non-diversified. The Acquiring Fund is diversified.

The expenses of the Reorganization will be borne by New York Life Investments. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

The expenses of the Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Aquila Narragansett Fund will bear any of the direct costs of the Reorganization.

It is anticipated that the Reorganization will qualify, for U.S. federal income tax purposes, as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Aquila Narragansett Fund, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Aquila Narragansett Fund’s Reorganization Agreement and the aggregate tax basis of the Acquiring Fund shares received by the Aquila Narragansett Fund shareholder in connection with the Reorganization is expected to be the same as the aggregate tax basis of the shares of the Aquila Narragansett Fund exchanged therefor immediately before the Aquila Narragansett Reorganization. However, Aquila does not anticipate that it will need to sell Aquila Narragansett Fund’s holdings if the Aquila Narragansett Reorganization is approved by shareholders. If any of the Aquila Narragansett Fund’s holdings are sold prior to the Closing Date, any such portfolio transitioning may generate capital gains, which may result in taxable distributions to shareholders of the Funds after the date of the Aquila Narragansett Reorganization. It is not possible at this time to provide an estimate of the gain or loss to be recognized by the Aquila Narragansett Fund that would be carried over to the Acquiring Fund for U.S. federal income tax purposes in connection with the transition of the Aquila Narragansett Fund’s portfolio.

The Aquila Narragansett Fund offers Class A, Class C, Class F, Class I and Class Y shares. Class A, Class C and Class I shares of the Aquila Narragansett Fund is subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.15%, 1.00%1 and 0.40%2 of the average daily net assets, respectively. Class F and Class Y shares are not subject to any distribution and/or service (12b-1) fees.

1 Consists of a distribution fee of 0.75% of average annual net assets of the Fund attributable to Class C shares that may be paid to certain broker/dealers and other qualified recipients, and a service fee of 0.25% of average annual net assets of the Fund attributable to Class C shares that may be paid to the Acquired Fund’s Distributor.

2 A distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares is permitted under the Aquila Narragansett Fund’s Distribution Plan. A distribution fee of up to 0.15 of 1% of such net assets is currently authorized by the Board of Trustees of the Aquila Narragansett Fund. In addition, a service fee of up to 0.25 of 1% of such assets is imposed on the average annual net assets allocable to Class I Shares of the Aquila Narragansett Fund.

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If shareholders approve the Aquila Narragansett Reorganization, shareholders of the Aquila Narragansett Fund would receive shares of the Acquiring Fund as set forth in the table below:

Aquila Narragansett Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F	Class I
Class I	Class A
Class Y	Class I

Class A, Class C and Class Z shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25%, 0.50% and 0.15% of the average daily net assets, respectively. Class I shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the Aquila Narragansett Fund as of September 30, 2023 amounted to $185,957,977. The net assets of the Acquiring Fund as of September 30, 2023 amounted to $468,524,750.

Under the Advisory and Administration Agreement with Aquila with respect to the Aquila Narragansett Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50% of the Aquila Narragansett Fund’s average annual net assets. Aquila has contractually undertaken to waive its fees so that management fees are equivalent to 0.48% of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46% of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44% of 1% of net assets above $1,000,000,000 through September 30, 2024. Aquila may not terminate the arrangement without the approval of the Board of Trustees of the Aquila Narragansett Fund. After waivers and/or reimbursements, the Aquila Narragansett Fund paid an aggregate annual management fee of 0.43% of its average annual net assets during the fiscal year ended March 31, 2023.

Aquila, and not the Aquila Narragansett Fund, pays a portion of the fees it receives from the Aquila Narragansett Fund to Clarfeld as compensation for Clarfeld’s services to the Aquila Narragansett Fund. Clarfeld is entitled to receive a fee at the annual rate of 0.23 of 1% of the Aquila Narragansett Fund’s average annual net assets. Clarfeld has contractually undertaken to waive its fees to the extent necessary so that the annual sub-advisory fee rate is equivalent to 0.175% of 1% of the Aquila Narragansett Fund’s average annual net assets. This contractual undertaking is in effect until September 30, 2024.

Upon the closing of the Aquila Narragansett Reorganization, the Acquiring Fund will pay New York Life Investments a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows: 0.40% on all assets.

New York Life Investments will pay subadvisory fees to MacKay from its own assets and not from the assets of the Acquiring Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.77% and Class Z, 0.79% and will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

On a pro forma basis, for the period ended September 30, 2023, the Aquila Narragansett Reorganization would have resulted in a decrease in management fees of approximately $203,549 or 0.10% of average daily net assets and a decrease in other operating expenses of approximately $246,584 or 0.12% of average daily net assets. MainStay MacKay Strategic Municipal Allocation Fund shareholders are projected to experience a decrease in total expenses following the Aquila Narragansett Reorganization after the effect of fee waivers and expense reimbursement.

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The following table identifies the various service providers to the Funds. Each of the Acquiring Fund’s service providers has entered into an agreement with MainStay Funds Trust or New York Life Investments, as the case may be, that governs the provision of services to the Acquiring Funds.

	Aquila Narragansett Fund	Acquiring Fund
Investment Manager	Aquila Investment Management LLC	New York Life Investment Management LLC

Subadvisor	Clarfeld Financial Advisors, LLC	MacKay Shields LLC

Administrator/Sub-Administrator	Aquila Investment Management LLC (administrator)	New York Life Investment Management LLC provides and procures administrative services for the Acquiring Fund pursuant to a management agreement JPMorgan Chase Bank, N.A. serves as a sub-administrator

Distributor	Aquila Distributors LLC	NYLIFE Distributors LLC

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.

No significant accounting policies, specifically, policies regarding valuation of the portfolio securities or compliance with Subchapter M of the Code will change as a result of the Reorganization.

Following the Reorganization, the Acquiring Fund will be the accounting survivor.

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Reorganizations between MainStay MacKay Strategic Municipal Allocation Fund, Aquila Churchill Tax-

Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund

FINANCIAL STATEMENTS

For additional information, see the September  30, 2023 semi-annual report of the Acquired Funds.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual reports noted above which are on file with the SEC and is available at no charge. The information provided herein is unaudited and is provided as of September 30, 2023, the assumed date of the Reorganizations for purposes of this section. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare this pro forma financial information in conformity with U.S. generally accepted accounting principles for investment companies.

The Acquired Funds are managed by Aquila Investment Management LLC (“Aquila”) and Clarfeld Financial Advisors, LLC (“Clarfeld”) serves as the subadvisor for the Aquila Narragansett Fund. The Acquiring Fund is managed by New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay”) serves as the subadvisor to the Acquiring Fund. Both Acquired Funds are non-diversified. The Acquiring Fund is diversified.

The expenses of the Reorganizations will be borne by New York Life Investments. The expenses of the Reorganizations include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

The expenses of the Reorganizations are estimated to be approximately $165,000-180,000 for the Aquila Kentucky Reorganization and approximately $165,000-180,000 for the Aquila Narragansett Reorganization. Neither the Acquiring Fund nor the Acquired Funds will bear any of the direct costs of the Reorganization.

It is anticipated that each Reorganization will qualify, for U.S. federal income tax purposes, as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Acquired Funds, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreements and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder in connection with the Reorganizations is expected to be the same as the aggregate tax basis of the shares of the applicable Acquired Fund exchanged therefor immediately before the Reorganizations. However, Aquila does not anticipate that it will need to sell the Acquired Funds’ holdings if the Reorganizations are approved by shareholders. If any of the Acquired Funds’ holdings are sold prior to the Closing Date, any such portfolio transitioning may generate capital gains, which may result in taxable distributions to shareholders of the Funds after the date of the Reorganizations. It is not possible at this time to provide an estimate of the gain or loss to be recognized by the Acquired Funds that would be carried over to the Acquiring Fund for U.S. federal income tax purposes in connection with the transition of the Acquired Funds’ portfolio.

The Acquired Funds offer Class A, Class C, Class F, Class I and Class Y shares. Class A, Class C and Class I shares of the Acquired Funds are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.15%, 1.00%1 and 0.40%2 of the average daily net assets, respectively. Class F and Class Y shares are not subject to any distribution and/or service (12b-1) fees.

1 Consists of a distribution fee of 0.75% of average annual net assets of the Fund attributable to Class C shares that may be paid to certain broker/dealers and other qualified recipients, and a service fee of 0.25% of average annual net assets of the Fund attributable to Class C shares that may be paid to the Acquired Fund’s Distributor.

2 A distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares is permitted under each Acquired Fund’s Distribution Plan. A distribution fee of up to 0.15 of 1% of such net assets is currently authorized by the Board of Trustees of each Acquired Fund. In addition, a service fee of up to 0.25 of 1% of such assets is imposed on the average annual net assets allocable to Class I Shares of each Acquired Fund.

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If shareholders approve the Aquila Kentucky Reorganization, shareholders of the Aquila Kentucky Fund would receive shares of the Acquiring Fund as set forth in the table below:

Aquila Kentucky Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F	Class I
Class I	Class A
Class Y	Class I

If shareholders approve the Aquila Narragansett Reorganization, shareholders of the Aquila Narragansett Fund would receive shares of the Acquiring Fund as set forth in the table below:

Aquila Narragansett Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F	Class I
Class I	Class A
Class Y	Class I

Class A, Class C and Class Z shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25%, 0.50% and 0.15% of the average daily net assets, respectively. Class I shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the Aquila Kentucky Fund and the Aquila Narragansett Fund as of September 30, 2023 amounted to $156,935,554 and $185,957,977, respectively. The net assets of the Acquiring Fund as of September 30, 2023 amounted to $468,524,750.

Under the Advisory and Administration Agreement with Aquila with respect to the Aquila Kentucky Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50% of the Aquila Kentucky Fund’s average annual net assets; provided, however, that for any day that the Aquila Kentucky Fund pays or accrues a fee under the Distribution Plan of the Aquila Kentucky Fund based upon the assets of the Aquila Kentucky Fund, the annual fee shall be payable at an annual rate of 0.40 of 1% of the Aquila Kentucky Fund’s average annual net assets. For the fiscal year ended March 31, 2023, the Aquila Kentucky Fund paid an effective management fee of 0.50% for services performed as a percentage of the average daily net assets.

Under the Advisory and Administration Agreement with Aquila with respect to the Aquila Narragansett Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50% of the Aquila Narragansett Fund’s average annual net assets. Aquila has contractually undertaken to waive its fees so that management fees are equivalent to 0.48% of 1% of net assets of the Aquila Narragansett Fund up to $400,000,000; 0.46% of 1% of net assets above $400,000,000 up to $1,000,000,000; and 0.44% of 1% of net assets above $1,000,000,000 through September 30, 2024. Aquila may not terminate the arrangement without the approval of the Board of Trustees of the Aquila Narragansett Fund. After waivers and/or reimbursements, the Aquila Narragansett Fund paid an aggregate annual management fee of 0.43% of its average annual net assets during the fiscal year ended March 31, 2023.

Aquila, and not the Aquila Narragansett Fund, pays a portion of the fees it receives from the Aquila Narragansett Fund to Clarfeld as compensation for Clarfeld’s services to the Aquila Narragansett Fund. Clarfeld is entitled to receive a fee at the annual rate of 0.23 of 1% of the Aquila Narragansett Fund’s average annual net assets. Clarfeld has contractually undertaken to waive its fees to the extent necessary so that the annual sub-advisory fee rate is equivalent to 0.175% of 1% of the Aquila Narragansett Fund’s average annual net assets. This contractual undertaking is in effect until September 30, 2024.

Upon the closing of the Reorganizations, the Acquiring Fund will pay New York Life Investments a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows: 0.40% on all assets.

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New York Life Investments will pay subadvisory fees to MacKay from its own assets and not from the assets of the Acquiring Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.77% and Class Z, 0.79% and will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

On a pro forma basis, for the period ended September 30, 2023, the Reorganizations would have resulted in a decrease in management fees of approximately $203,549 or 0.06% of average daily net assets and a decrease in other operating expenses of approximately $454,524 or 0.12% of average daily net assets. MainStay MacKay Strategic Municipal Allocation Fund shareholders are projected to experience a decrease in total expenses following the Reorganizations after the effect of fee waivers and expense reimbursement.

The following table identifies the various service providers to the Funds. Each of the Acquiring Fund’s service providers has entered into an agreement with MainStay Funds Trust or New York Life Investments, as the case may be, that governs the provision of services to the Acquiring Funds.

	Acquired Funds	Acquiring Fund
Investment Manager	Aquila Investment Management LLC	New York Life Investment Management LLC

Subadvisor	Clarfeld Financial Advisors, LLC (Aquila Narragansett Fund only)	MacKay Shields LLC

Administrator/Sub-Administrator	Aquila Investment Management LLC (administrator)	New York Life Investment Management LLC provides and procures administrative services for the Acquiring Fund pursuant to a management agreement JPMorgan Chase Bank, N.A. serves as a sub-administrator

Distributor	Aquila Distributors LLC	NYLIFE Distributors LLC

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.

No significant accounting policies, specifically, policies regarding valuation of the portfolio securities or compliance with Subchapter M of the Code will change as a result of the Reorganizations.

Following the Reorganizations, the Acquiring Fund will be the accounting survivor.

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MAINSTAY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors’ liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3.  Indemnification.

(a)  For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)  Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)  every Person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)  every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)  every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)  Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements

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and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)  With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)   by the court or other body before which the Proceeding was brought;

(ii)  by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)  by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial- type inquiry).

(f)  The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)  Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5.  Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-Laws of the Registrant.

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.	Declaration of Trust

a.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A on July 30, 2009*

b.	Amended and Restated Declaration of Trust dated August 19, 2016 – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

2.

By-Laws of the Registrant effective April 8, 2009, Amended and Restated June 24, 2020 – Previously filed as Exhibit (b) to Post-Effective Amendment No.  154 to the Trust’s Registration Statement on June 25, 2020*

3.	Instruments Defining Rights of Security Holders

The Registrant does not issue Certificates. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant. (See Exhibit 1 above.) See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws. (See Exhibit 2 above.)*

4.	Forms of Agreement and Plan of Reorganization – Filed herewith as Appendix A and Appendix B to this Proxy Statement/Prospectus.

5.	See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

6.	Investment Advisory Contracts

a.	Amended and Restated Management Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

i.	Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(1)(a) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on June 17, 2015*

ii.	Amendment dated June 1, 2015 – Previously filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

iii.	Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

iv.	Amendment dated March 25, 2016 – Previously filed as Exhibit (d)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

v.	Amendment dated June 30, 2016 – Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

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vi.	Amendment dated July 29, 2016 – Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

vii.	Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(1)(g) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

viii.	Amendment dated March 31, 2017 – Previously filed as Exhibit (d)(1)(h) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

ix.	Amendment dated May 8, 2017 – Previously filed as Exhibit (d)(1)(i) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

x.	Amendment dated August 4, 2017 – Previously filed as Exhibit (d)(1)(j) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xi.	Amendment dated November 15, 2017 – Previously filed as Exhibit (d)(1)(k) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xii.	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(1)(l) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

xiii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (d)(1)(m) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

xiv.	Amendment dated November 30, 2018 - Previously filed as Exhibit (d)(1)(n) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xv.	Amendment dated February 28, 2019 - Previously filed as Exhibit (d)(1)(o) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xvi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (d)(1)(p) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xvii.	Amendment dated June 14, 2019 – Previously filed as Exhibit (d)(1)(q) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xviii.	Amendment dated June 28, 2019 – Previously filed as Exhibit (d)(1)(r) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xix.	Amendment dated December 5, 2019 – Previously filed as Exhibit (d)(1)(s) to Post-Effective Amendment No. 144 to the Trust’s Registration Statement on December 18, 2019*

xx.	Amendment dated December 18, 2019 – Previously filed as Exhibit (d)(1)(t) to Post-Effective Amendment No. 144 to the Trust’s Registration Statement on December 18, 2019*

xxi.	Amendment dated February 26, 2020 – Previously filed as Exhibit (d)(1)(u) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxii.	Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(1)(v) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxiii.	Amendment dated May 26, 2020 – Previously filed as Exhibit (d)(1)(w) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

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xxiv.	Amendment dated June 30, 2020 – Previously filed as Exhibit (d)(1)(x) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

xxv.	Amendment dated July 31, 2020 – Previously filed as Exhibit (d)(1)(y) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

xxvi.	Amendment dated August 31, 2020 – Previously filed as Exhibit (d)(1)(z) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

xxvii.	Amendment dated February 28, 2021 – Previously filed as Exhibit (d)(1)(aa) to Post-Effective Amendment No. 163 to the Trust’s Registration Statement on February 24, 2021*

xxviii.	Amendment dated March 5, 2021 – Previously filed as Exhibit (d)(1)(bb) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

xxix.	Amendment dated April 26, 2021 – Previously filed as Exhibit (d)(1)(cc) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement filed on August 26, 2021*

xxx.	Amendment dated August 28, 2021 – Previously filed as Exhibit (d)(1)(dd) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement filed on August 26, 2021*

xxxi.	Amendment dated September 30, 2021 – Previously filed as Exhibit (d)(1)(ee) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

xxxii.	Amendment dated November 30, 2021 – Previously filed as Exhibit (d)(1)(ff) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

xxxiii.	Amendment dated February 28, 2022 – Previously filed as Exhibit (d)(1)(gg) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

xxxiv.	Amendment dated May 30, 2023 – Previously filed as Exhibit (d)(1)(hh) to Post-Effective Amendment No. 183 to the Trust’s Registration Statement filed on May 30, 2023*

xxxv.	Amendment dated July 24, 2023 – Previously filed as Exhibit (d)(1)(ii) to Post-Effective Amendment No. 185 to the Trust’s Registration Statement filed on July 24, 2023*

xxxvi.	Amendment dated August 28, 2023 – Previously filed as Exhibit (d)(1)(jj) to Post-Effective Amendment No. 187 to the Trust’s Registration Statement filed on August 28, 2023*

xxxvii.	Amendment dated February 28, 2024 – Previously filed as Exhibit (d)(1)(kk) to Post-Effective Amendment No. 190 to the Trust’s Registration Statement filed on February 26, 2024*

b.

Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated January 1, 2018 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

i.	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(3)(a) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

ii.	Amendment dated May 1, 2018 – Previously filed as Exhibit (d)(3)(b) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

iii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (d)(3)(c) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

5

iv.	Amendment dated November 30, 2018 – Previously filed as Exhibit (d)(3)(d) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

v.	Amendment dated February 28, 2019 – Previously filed as Exhibit (d)(3)(e) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

vi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (d)(3)(f) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

vii.	Amendment dated May 1, 2019 – Previously filed as Exhibit (d)(3)(g) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

viii.	Amendment dated June 21, 2019 – Previously filed as Exhibit (d)(3)(h) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

ix.	Amendment dated June 28, 2019 – Previously filed as Exhibit (d)(3)(i) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

x.	Amendment dated February 26, 2020 – Previously filed as Exhibit (d)(3)(j) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xi.	Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(3)(k) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xii.	Amendment dated August 31, 2020 – Previously filed as Exhibit (d)(3)(l) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

xiii.	Amendment dated February 28, 2021 – Previously filed as Exhibit (d)(3)(m) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

xiv.	Amendment dated March 5, 2021 – Previously filed as Exhibit (d)(3)(n) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

xv.	Amendment dated April 26, 2021 – Previously filed as Exhibit (d)(3)(o) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement on August 26, 2021*

xvi.	Amendment dated May 1, 2021 – Previously filed as Exhibit (d)(3)(p) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement on August 26, 2021*

xvii.	Amendment dated August 28, 2021 – Previously filed as Exhibit (d)(3)(q) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement on September 30, 2021*

xviii.	Amendment dated November 30, 2021 – Previously filed as Exhibit (d)(3)(r) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement on March 4, 2022*

xix.	Amendment dated February 28, 2022 – Previously filed as Exhibit (d)(3)(s) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement on March 4, 2022*

xx.	Amendment dated May 1, 2022 – Previously filed as Exhibit (d)(3)(t) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement on October 25, 2023*

xxi.	Amendment dated August 28, 2023 – Previously filed as Exhibit (d)(3)(u) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement on October 25, 2023*

xxii.	Amendment dated September 8, 2023 – Previously filed as Exhibit (d)(3)(v) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement on October 25, 2023*

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xxiii.	Amendment dated February 28, 2024 – Previously filed as Exhibit (d)(3)(w) to Post-Effective Amendment No. 190 to the Trust’s Registration Statement on February 26, 2024*

xxiv.	Amendment dated [ ], 2024 – To be filed by amendment

7.	Underwriting Contracts

a.

Amended and Restated Distribution Agreement dated August 1, 2014 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

b.	Form of Soliciting Dealer Agreement – Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

8.	Bonus or Profit-Sharing Contracts – Not Applicable

9.	Custodian Agreements

a.

Global Custody Agreement with JPMorgan Chase Bank, National Association dated June 22, 2020 – Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

i.	Amendment dated May 1, 2021 – Previously filed as Exhibit (g)(4)(a) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

ii.	Amendment dated September 9, 2021 – Previously filed as Exhibit (g)(4)(b) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

iii.	Amendment dated March 30, 2023 – Previously filed as Exhibit (g)(4)(c) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement filed on October 25, 2023*

iv.	Amendment dated May 16, 2023 – Previously filed as Exhibit (g)(4)(d) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement filed on October 25, 2023*

10.	Rule 12b-1 and 18f-3 Plans

a.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class A Shares – Previously filed as Exhibit (m)(12) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

b.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class B Shares – Previously filed as Exhibit (m)(13) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

c.

Plan of Distribution Pursuant to Rule 12b-1 dated June 28, 2019 for Class C Shares – Previously filed as Exhibit (m)(3) to Post- Effective Amendment No. 141 to the Trust’s Registration Statement on August 16, 2019*

d.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Investor Class Shares – Previously filed as Exhibit (m)(15) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

e.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class R2 Shares – Previously filed as Exhibit (m)(16) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

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f.

Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated August 1, 2019 for Class R3 shares – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 141 to the Trust’s Registration Statement on August 16, 2019*

g.

Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2017 for Class T Shares – Previously filed as Exhibit (m)(17) to Post- Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

h.

Plan of Distribution Pursuant to Rule 12b-1 dated June 24, 2020 for Class C2 Shares – Previously filed as Exhibit (m)(8) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

i.

Plan of Distribution Pursuant to Rule 12b-1 dated June 24, 2020 for SIMPLE Class Shares – Previously filed as Exhibit (m)(9) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

j.

Plan of Distribution Pursuant to Rule 12b-1 dated September 30, 2020 for Class A2 Shares – Previously filed as Exhibit (m)(10) to Post-Effective Amendment No. 161 to the Trust’s Registration Statement on September 30, 2020*

k.	Plan of Distribution Pursuant to Rule 12b-1 for Class Z Shares dated [ ], 2024 – To be filed by amendment

l.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated [ ], 2024 – To be filed by amendment

11.	Opinions of Counsel Regarding Legality of Shares Being Registered – Filed herewith

a.	Opinion of Counsel Regarding Legality of Shares Being Registered – Aquila Churchill Tax-Free Fund of Kentucky – Filed herewith

b.	Opinion of Counsel Regarding Legality of Shares Being Registered – Aquila Narragansett Tax-Free Income Fund – Filed herewith

12.	Form of Tax Opinions – Filed herewith

a.	Form of Tax Opinion – Aquila Churchill Tax-Free Fund of Kentucky – Filed herewith

b.	Form of Tax Opinion – Aquila Narragansett Tax-Free Income Fund – Filed herewith

13.	Other Material Contracts

Transfer Agency Agreements

a.

Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009*

i.	Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

ii.	Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

iii.	Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

iv.	Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

v.	Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

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vi.	Amendment dated January 1, 2012 – Previously filed as Exhibit (h)(1)(a)(vi) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013*

vii.	Amendment dated January 1, 2013 – Previously filed as Exhibit (h)(1)(a)(vii) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013*

viii.	Amendment dated July 11, 2014 – Previously filed as Exhibit (h)(1)(a)(viii) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

ix.	Amendment dated June 18, 2015 – Previously filed as Exhibit (h)(1)(a)(ix) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

x.	Amendment dated February 29, 2016 – Previously filed as Exhibit (h)(1)(a)(x) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

xi.	Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

xii.	Amendment dated March 13, 2017 – Previously filed as Exhibit (h)(1)(a)(xii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiii.	Amendment dated April 11, 2017 – Previously filed as Exhibit (h)(1)(a)(xiii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiv.	Amendment dated May 8, 2017 – Previously filed as Exhibit (h)(1)(a)(xiv) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xv.	Amendment dated November 15, 2017 – Previously filed as Exhibit (h)(1)(a)(xv) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xvi.	Amendment dated February 28, 2018 – Previously filed as Exhibit (h)(1)(a)(xvi) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

xvii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

xviii.	Amendment dated July 2, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Amendment No. 130 to the Trust’s Registration Statement on July 2, 2018*

xix.	Amendment dated November 30, 2018 – Previously filed as Exhibit (h)(1)(a)(xix) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xx.	Amendment dated February 28, 2019 – Previously filed as Exhibit (h)(1)(a)(xx) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xxi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (h)(1)(xxi) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xxii.	Amendment dated June 14, 2019 – Previously filed as Exhibit (h)(1)(xxii) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xxiii.	Amendment dated November 1, 2019 – Previously filed as Exhibit (h)(1)(a)(xxiii) to Post-Effective Amendment No. 144 to the Trust’s Registration Statement on December 18, 2019*

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xxiv.	Amendment dated February 26, 2020 – Previously filed as Exhibit (h)(1)(xxiv) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxv.	Amendment dated May 1, 2020 – Previously filed as Exhibit (h)(1)(a)(xxv) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

xxvi.	Amendment dated May 22, 2020 – Previously filed as Exhibit (h)(1)(a)(xxvi) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

xxvii.	Amendment dated June 30, 2020 – Previously filed as Exhibit (h)(1)(a)(xxvii) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

xxviii.	Amendment dated September 30, 2020 – Previously filed as Exhibit (h)(1)(a)(xxviii) to Post-Effective Amendment No. 161 to the Trust’s Registration Statement on September 30, 2020*

xxix.	Amendment dated February 28, 2021 – Previously filed as Exhibit (h)(1)(a)(xxix) to Post-Effective Amendment No. 163 to the Trust’s Registration Statement on February 24, 2021*

xxx.	Amendment dated September 30, 2021 – Previously filed as Exhibit (h)(1)(a)(xxx) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

xxxi.	Amendment dated October 26, 2021 – Previously filed as Exhibit (h)(1)(a)(xxxi) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement filed on October 25, 2023*

xxxii.	Amendment dated February 28, 2022 – Previously filed as Exhibit (h)(1)(a)(xxx) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

xxxiii.	Amendment dated January 1, 2023 – Previously filed as Exhibit (h)(1)(a)(xxxii) to Post-Effective Amendment 179 to the Trust’s Registration Statement on February 23, 2023*

xxxiv.	Amendment dated July 24, 2023 – Previously filed as Exhibit (h)(1)(a)(xxxiii) to Post-Effective Amendment 187 to the Trust’s Registration Statement on August 28, 2023*

xxxv.	Amendment dated August 28, 2023 – Previously filed as Exhibit (h)(1)(a)(xxxiv) to Post-Effective Amendment 187 to the Trust’s Registration Statement on August 28, 2023*

xxxvi.	Amendment dated February 28, 2024 – Previously filed as Exhibit (h)(1)(a)(xxxvi) to Post-Effective Amendment 190 to the Trust’s Registration Statement on February 26, 2024*

b.	Reserved.

c.	Shareholder Service Plans

i.

Amended and Restated Shareholder Services Plan for Class R1 Shares dated June 2015 — Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

ii.

Amended and Restated Shareholder Services Plan for Class R2 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

iii.

Amended and Restated Shareholder Services Plan for Class R3 Shares dated December 2015 – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

d.	Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

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e.	Expense Limitation Agreements and Fee Waivers

i.	Notice of Voluntary Expense Limitation dated February 28, 2024 – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 190 to the Trust’s Registration Statement on February 26, 2024*

ii.

Amended and Restated Expense Limitation Agreement dated February 28, 2021 for MainStay U.S. Government Liquidity Fund – Previously filed as Exhibit (h)(5)(c) to Post-Effective Amendment No. 163 to the Trust’s Registration Statement on February 24, 2021*

iii.

Amended and Restated Expense Limitation Agreement (Transfer Agency expenses) dated July 24, 2023 – Previously filed as Exhibit (h)(5)(n) to Post-Effective Amendment No. 185 to the Trust’s Registration Statement on July 24, 2023*

iv.	Amended and Restated Expense Limitation Agreement dated February 28, 2024 – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 190 on February 26, 2024*

v.	Amended and Restated Expense Limitation Agreement dated [ ], 2024 – To be filed by amendment

f.

Regulatory Filing Support Services Agreement dated December 22, 2017 – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

g.	Form of MainStay Funds 12d1-4 Agreement – Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

14. Other Opinions

a.	Consent of Independent Registered Public Accounting Firm – Acquiring Fund – Filed herewith

b.	Consent of Independent Registered Public Accounting Firm – Acquired Funds – Filed herewith

15.	Omitted Financial Statements – Not applicable

16.	Powers of Attorney – Filed herewith

17.	Additional Exhibits – Not applicable

18.	Filing Fee Exhibit – Not applicable

*	Incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 14th day of March, 2024.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below on the date above.

SIGNATURE	TITLE

/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

/s/ Naïm Abou-Jaoudé*	Trustee
Naïm Abou-Jaoudé

/s/ Susan B. Kerley*	Chair of the Board and Trustee
Susan B. Kerley

/s/ David H. Chow*	Trustee
David H. Chow

/s/ Karen Hammond*	Trustee
Karen Hammond

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
Jack R. Benintende

By*	/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*	Pursuant to Powers of Attorney filed herewith.

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EXHIBIT INDEX

11(a)	Opinion of Counsel Regarding Legality of Shares Being Registered – Aquila Churchill Tax-Free Fund of Kentucky

11(b)	Opinion of Counsel Regarding Legality of Shares Being Registered – Aquila Narragansett Tax-Free Income Fund

12(a)	Form of Tax Opinion – Aquila Churchill Tax-Free Fund of Kentucky

12(b)	Form of Tax Opinion – Aquila Narragansett Tax-Free Income Fund

14(a)	Consent of Independent Registered Public Accounting Firm – Acquiring Fund

14(b)	Consent of Independent Registered Public Accounting Firm – Acquired Funds

16	Powers of Attorney

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